Registration No. 333-127445
                                                 Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 1                            [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No.  159                                        [X]


                       (Check appropriate box or boxes)

                              -------------------

                           SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   DODIE KENT
                             VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                            CHRISTOPHER PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

AXA Equitable Retirement Income for Life(SM)

A variable deferred annuity contract

PROSPECTUS DATED MAY 1, 2006


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

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WHAT IS AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM)?


AXA Equitable Retirement Income for Life(SM) is a deferred annuity contract with an income feature issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for guaranteed payments from those savings and a guaranteed death benefit. It also offers a number of annuitization options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary or not be available in all contracts, in all states or from all selling broker-dealers. Please see
Appendix IV later in this Prospectus for more information on state variations of certain features and benefits.




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Variable investment options
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o AXA Conservative Allocation        o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation   o AXA Aggressive Allocation
o AXA Moderate Allocation
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You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust (the "Trust"), which, in turn, invests in other portfolios of both AXA Premier VIP Trust and EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA (Rollover only) or Roth IRA (Rollover only).


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $25,000 is required to purchase an AXA Equitable Retirement Income for Life(SM) contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2006, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ, 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X01199

Contents of this Prospectus
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AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM)
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
AXA Equitable Retirement Income for Life(SM) at a
     glance -- key features                                                  8

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FEE TABLE                                                                   11
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Example                                                                     13
Condensed financial information                                             13

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1. CONTRACT FEATURES AND BENEFITS                                           14
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How you can purchase and contribute to your contract                        14
Owner and annuitant requirements                                            17
How you can make your contributions                                         17
What are your investment options under the contract?                        17
Portfolios of the Trust                                                     18
Allocating your contributions                                               19
AXA Equitable Retirement Income for Life(SM) benefit                        19
Guaranteed minimum death benefit                                            21
Your right to cancel within a certain number of days                        21

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2. DETERMINING YOUR CONTRACT'S VALUE                                        22
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Your account value and cash value                                           22
Your contract's value in the variable investment options                    22

Insufficient account value                                                  22


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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         23
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Transferring your account value                                             23
Disruptive transfer activity                                                23
Rebalancing your account value                                              24



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"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     25
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Withdrawing your account value                                              25
How withdrawals are taken from your account value                           26
How withdrawals affect your Guaranteed minimum death benefit                26
How withdrawals affect the AXA Equitable Retirement
     Income for Life(SM) benefit                                            26
Surrendering your contract to receive its cash value                        26
When to expect payments                                                     26
Your annuitization options                                                  26

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5. CHARGES AND EXPENSES                                                     29
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Charges that AXA Equitable deducts                                          29
Charges that the Trust deducts                                              31
Group or sponsored arrangements                                             31
Other distribution arrangements                                             31

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6. EFFECT OF DEATH                                                          32
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Your beneficiary and payment of death benefit                               36
Successor owner and annuitant                                               36
Beneficiary continuation option                                             36

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7. TAX INFORMATION                                                          39
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Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Transfers among investment options                                          39
Taxation of payments from NQ contracts                                      39
Individual retirement arrangements (IRAs)                                   41
Tax-sheltered annuity contracts (TSAs)                                      48
Federal and state income tax withholding and
     information reporting                                                  51
Special rules for contracts funding qualified plans                         52
Impact of taxes to AXA Equitable                                            52

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8. MORE INFORMATION                                                         53
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About Separate Account No. 49                                               53
About the Trust                                                             53
About the general account                                                   53
About other methods of payment                                              53

Dates and prices at which contract events occur                             54

About your voting rights                                                    54
About legal proceedings                                                     55
Financial statements                                                        55
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          55
Distribution of the contracts                                               55

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APPENDICES
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  I -- Condensed financial information                                     A-1
 II -- Purchase considerations for QP contracts                            B-1
III -- Hypothetical illustrations                                          C-1
 IV -- State contract variations of certain
          features and benefits                                            D-1

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this Prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this Prospectus.


                                                                Page
   account value                                                  22
   administrative charge                                          29
   annuitant                                                      14
   annuitization options                                          26
   annuity purchase factors                                       27
   Applicable percentage                                          18
   AXA Equitable Retirement Income for Life(SM) benefit            8
   AXA Equitable Retirement Income for Life(SM)
     benefit charge                                               30
   Automatic RMD service                                          24
   beneficiary                                                    36
   Beneficiary continuation option ("BCO")                        36
   business day                                                   54
   cash value                                                     22
   charges for state premium and other applicable taxes           30
   contract date                                                   9
   contract date anniversary                                       9
   contract maturity date                                         28
   contract year                                                   9
   contributions to Roth IRAs                                     46
      rollovers and transfers                                     46
      conversion contributions                                    46
   contributions to traditional IRAs                              42
      rollovers and transfers                                     42
   disability, terminal illness or confinement to nursing home    30
   disruptive transfer activity                                   23
   distribution charge                                            29
   EQAccess                                                        6
   ERISA                                                          31
   Excess withdrawal                                              18
   free look                                                      21
   free withdrawal amount                                         30
   general account                                                53
   Guaranteed annual payment                                       8
   Guaranteed minimum death benefit                               21
   IRA                                                         cover
   IRS                                                            39
   Income base                                                    19
   investment options                                          cover
   Joint life                                                      8
   lifetime required minimum distribution withdrawals             25
   lump sum withdrawals                                           25
   market timing                                                  23
   Mortality and expense risks charge                             29
   NQ                                                          cover
   participant                                                    17
   portfolio                                                   cover
   processing office                                               6
   QP                                                          cover
   Rebalancing                                                    24
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   Separate Account No. 49                                        53
   Single life                                                     8
   Successor owner and annuitant                                  36
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                             cover
   Trust                                                          23
   unit                                                           22
   variable investment options                                 cover
   wire transmittals and electronic applications                  53
   withdrawal charge                                              29

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


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 Prospectus                          Contract or Supplemental Materials
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  variable investment options        Investment Funds
  account value                      Annuity Account Value
  unit                               Accumulation Unit
  Guaranteed minimum death benefit   Guaranteed death benefit
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4 Index of key words and phrases

Who is AXA Equitable?


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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
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AXA Equitable Retirement Income for Life(SM)
P.O. Box 13014
Newark, NJ 07188-0014

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FOR APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY EXPRESS
DELIVERY:
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AXA Equitable Retirement Income for Life(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox


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FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
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AXA Equitable Retirement Income for Life(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

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FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
DELIVERY:
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AXA Equitable Retirement Income for Life(SM)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

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REPORTS WE PROVIDE:
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o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.

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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically (not available through TOPS);

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


6  Who is AXA Equitable?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth IRA contract;

(3)  election of the rebalancing program;

(4)  requests for withdrawals or surrenders from Rollover TSA contracts;

(5)  tax withholding elections;

(6)  election of the beneficiary continuation option;

(7)  IRA contribution recharacterizations;

(8)  certain Section 1035 exchanges;

(9)  direct transfers;

(10) death claims;

(11) change in ownership (NQ only);

(12) enrollment in either our Maximum payment plan or Customized payment plan withdrawal options;

(13) lump sum withdrawal requests; and

(14) removing or changing successor owner.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options; and

(4) contract surrender.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) rebalancing;

(2) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.


                                                        Who is AXA Equitable?  7

AXA Equitable Retirement Income for Life(SM) at a glance -- key features

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AXA Equitable Retirement              The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take
Income for Life(SM) benefit           lifetime payments of up to a maximum amount each contract year (your "Guaranteed annual payment"). Your Guaranteed annual payment amount is equal to a percentage of your "Income base." See "Your Income base" in "Contract features and benefits" later in this
                                      Prospectus. As shown in the chart immediately below, the applicable percentage is determined based on your age at the time you take your first withdrawal.

                                      Age                           Applicable percentage
                                      ----------------------------------------------------------------------------------------------
                                      55-59-1/2                     4.0%
                                      59-1/2-64                     4.5%
                                      65-69                         5.0%
                                      70-74                         5.5%
                                      75-79                         6.0%
                                      80 and older                  6.5%
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                                      Payments are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your
                                      Guaranteed annual payment amount). If your contract is based on your life only (you did not name a successor owner) ("Single life"), payments will continue for your life. If your contract is based on joint lives (you named your spouse as successor owner at contract issue) ("Joint life"), payments will continue for the lives of both you and your spouse.
                                      QP and TSA Joint life contracts are not permitted. Please see "AXA Equitable Retirement
                                      Income for Life(SM) benefit" in "Contract features and benefits" later in this Prospectus.
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Guaranteed minimum                    Your Guaranteed minimum death benefit is equal to your total contributions less withdrawals.
death benefit
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Contribution amounts                  o NQ, Rollover IRA, Roth IRA, QP and Rollover TSA contracts

                                        o Initial minimum:      $25,000

                                        o Additional minimum:   $1,000*
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                                      Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.

                                      *   For both types of IRA, TSA, and QP, ongoing or regular contributions are not permitted;
                                          only rollovers or direct transfers are permitted.
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Professional investment               AXA Equitable Retirement Income for Life(SM)'s variable investment options invest in
management                            different portfolios managed by professional investment advisers.
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Tax considerations                    o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
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                                      o No tax on transfers among investment options inside the contract.
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                                      If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                                      Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. Because of its income focus, this contract may not be appropriate for Rollover
                                      TSA and QP if the funds are subject to withdrawal restrictions. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
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Access to your money                  o Lump sum withdrawals

                                      o Maximum payment plan

                                      o Customized payment plan

                                      o Contract surrender

                                      You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                                      You may also incur income tax and a tax penalty.
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8  AXA Equitable Retirement Income for Life(SM) at a glance -- key features

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Additional features                   o  Account value rebalancing (quarterly, semiannually, and annually)

                                      o Free transfers

                                      o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                                      o Successor owner/annuitant

                                      o Beneficiary continuation option

                                      o Annuitization options
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Fees and charges                      o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.25%.

                                      o No charge for the Guaranteed minimum death benefit.

                                      o An annual charge of 0.65% of the Income base for the AXA Equitable Retirement Income for
                                        Life(SM) benefit based on a Single life or 0.80% of the Income base for a Joint life
                                        (not available as a QP or TSA contract). This charge will be deducted on each contract date anniversary from your account value. See "AXA Equitable Retirement Income for
                                        Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus.

                                      o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed your Guaranteed annual payment amount. There is no withdrawal charge in the eighth and later contract years following a contribution.
                                        Certain other exemptions may apply. See "Your Guaranteed annual payment" under "AXA
                                        Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits"
                                        later in this Prospectus for information about how your Guaranteed annual payment amount is calculated.
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                                      The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
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                                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuitization option.

                                      o We currently deduct a $350 annuity administrative fee from amounts applied to purchase a variable immediate annuitization option. This option may not be available when you annuitize. This option is described in a separate prospectus that is available from your financial professional.

                                      o Annual expenses of the Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this
                                        Prospectus for details.
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Owner and Annuitant issue             NQ, Rollover IRA, Roth IRA and Rollover TSA: 55-85
ages                                  QP: 55-75
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The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix IV later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.



     AXA Equitable Retirement Income for Life(SM) at a glance -- key features  9

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.



10  AXA Equitable Retirement Income for Life(SM) at a glance -- key features

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity annuitization option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



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Charges we deduct from your account value at the time you request certain transactions
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Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)                        7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option).                                    $350
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the portfolio fees and expenses.
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Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
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Mortality and expense risks                                                                0.75%
Administrative                                                                             0.30%
Distribution                                                                               0.20%
                                                                                           -----
Total annual expenses                                                                      1.25%
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Charges we deduct from your account value on each contract date anniversary
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Guaranteed minimum death benefit charge                                                    0.00%
AXA Equitable Retirement Income for Life(SM) benefit charge(2)                             0.65% for Single life contracts
(calculated as a percentage of the Income base.)
                                                                                           0.80% for Joint life contracts (Not
                                                                                                 available as QP or TSA contracts.)

Please see "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" for more information about this feature, and "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses," both later in this
Prospectus.
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You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option.
Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
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Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted          Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,              ------     -------
and/or other expenses)(3)                                                                1.15%      1.45%


                                                                   Fee table  11

This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.




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                                                                                         Total                    Net Total
                                                                                         Annual     Fee Waivers     Annual
                                                                         Underlying     Expenses      and/or       Expenses
                                      Manage-                            Portfolio      (Before       Expense       After
                                       ment       12b-1     Other        Fees and       Expense      Reimburse-    Expense
Portfolio Name                        Fees(4)    Fees(5)  Expenses(6)    Expenses(7)   Limitation)    ments(8)    Limitations
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AXA PREMIER VIP TRUST:
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AXA Aggressive Allocation              0.10%      0.25%     0.19%          0.91%         1.45%         (0.19)%       1.26%
AXA Conservative Allocation            0.10%      0.25%     0.22%          0.58%         1.15%         (0.22)%       0.93%
AXA Conservative-Plus Allocation       0.10%      0.25%     0.19%          0.64%         1.18%         (0.19)%       0.99%
AXA Moderate Allocation                0.10%      0.25%     0.17%          0.71%         1.23%         (0.17)%       1.06%
AXA Moderate-Plus Allocation           0.10%      0.25%     0.17%          0.84%         1.36%         (0.17)%       1.19%
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Notes:

(1) Deducted upon a withdrawal of amounts in excess of your Guaranteed annual payment amount, if applicable:

         The withdrawal charge percentage we use is determined by the            Contract     Annuitant    Annuitant
         contract year in which you make the withdrawal or surrender               Year      ages 55-80   ages 81-85
         your contract. For each contribution, we consider the contract
         year in which we receive that contribution to be "contract                  1...........7.00%.......5.00%
         year 1")                                                                    2...........7.00%.......4.00%
                                                                                     3...........6.00%.......3.00%
                                                                                     4...........6.00%.......2.00%
                                                                                     5...........5.00%.......1.00%
                                                                                     6...........3.00%.......0.00%
                                                                                     7...........1.00%.......0.00%
                                                                                     8+..........0.00%.......0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See footnote (7) for details.

(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(6) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement.

(7) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of AXA Premier VIP Trust and EQ Advisors Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. AXA Equitable, the investment manager of AXA Premier VIP Trust, has entered into Expense Limitation Agreements with respect to each Portfolio, which are effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio.



12  Fee table

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



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                                    If you surrender your contract at the end of the applicable time period
                             -------------------------------------------------------------------------------------------------------
                                       1 year                   3 years                  5 years                  10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
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AXA Conservative Allocation            $1,065                   $1,711                   $2,376                   $3,882
AXA Conservative-Plus Allocation       $1,034                   $1,619                   $2,226                   $3,601
AXA Moderate Allocation                $1,037                   $1,628                   $2,241                   $3,629
AXA Moderate-Plus Allocation           $1,042                   $1,643                   $2,266                   $3,677
AXA Aggressive Allocation              $1,056                   $1,683                   $2,331                   $3,798
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                             If you annuitize at the end of the applicable time period and select the Variable Income Annuity option
                             -------------------------------------------------------------------------------------------------------
                                       1 year                   3 years                  5 years                  10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation             $715                    $1,461                   $2,226                   $4,232
AXA Conservative-Plus Allocation        $684                    $1,369                   $2,076                   $3,951
AXA Moderate Allocation                 $687                    $1,378                   $2,091                   $3,979
AXA Moderate-Plus Allocation            $692                    $1,393                   $2,116                   $4,027
AXA Aggressive Allocation               $706                    $1,433                   $2,181                   $4,148
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                              If you do not surrender your contract at the end of the applicable time period and take no withdrawals
                             -------------------------------------------------------------------------------------------------------
                                       1 year                   3 years                  5 years                  10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation             $365                    $1,111                   $1,876                   $3,882
AXA Conservative-Plus Allocation        $334                    $1,019                   $1,726                   $3,601
AXA Moderate Allocation                 $337                    $1,028                   $1,741                   $3,629
AXA Moderate-Plus Allocation            $342                    $1,043                   $1,766                   $3,677
AXA Aggressive Allocation               $356                    $1,083                   $1,831                   $3,798
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CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2005.



                                                                   Fee table  13

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount of $25,000. The following table summarizes our rules regarding contributions to your contract. The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements.


We may refuse to accept any contribution if the sum of all contributions under all AXA Equitable Retirement Income for Life(SM) contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


Additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. Additional contribution rules are set forth in the chart below.


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                 Available        Minimum
Contract type    for issue ages   contributions                   Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ               55 through 85    o $25,000 (initial)             o After-tax money.               o For annuitants up to age 83
                                                                                                     at contract issue, no addi-
                                  o $1,000 (additional)           o Paid to us by check or           tional contributions may be
                                                                    transfer of contract value       made after attainment of age
                                                                    a tax-deferred exchange          84, or, if later, the first
                                                                    under Section 1035 of the        contract anniversary.*
                                                                    Internal Revenue Code.
                                                                                                   o For annuitants age 84 or 85
                                                                                                     at contract issue, additional
                                                                                                     contributions may be made
                                                                                                     up to one year from contract
                                                                                                     issue.

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Rollover IRA      55 through 85    o $25,000 (initial)            o Rollover or direct transfers   o For annuitants up to age 83
                                                                    only; regular IRA contribu-      at contract issue, no addi-
                                   o $1,000 (additional)            tions are not permitted.         tional contributions may be
                                                                                                     made after attainment of
                                                                  o Eligible rollover distribu-      age 84, or, if later, the first
                                                                    tions from TSA contracts or      contract anniversary.*
                                                                    other 403(b) arrangements,
                                                                    qualified plans, and govern-   o For annuitants age 84 or 85
                                                                    mental employer 457(b)           at contract issue, additional
                                                                    plans.                           contributions may be made
                                                                                                     up to one year from contract
                                                                  o Rollovers from another           issue.
                                                                    traditional individual
                                                                    retirement arrangement.        o Contributions after age 70-1/2
                                                                                                     must be net of required
                                                                  o Direct custodian-to-             minimum distributions.
                                                                    custodian transfers from
                                                                    another traditional indi-
                                                                    vidual retirement
                                                                    arrangement.
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14  Contract features and benefits

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                 Available        Minimum
Contract type    for issue ages   contributions                   Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA         55 through 85    o $25,000 (initial)             o Rollover or direct transfers   o For annuitants up to age 83
                                                                    only; regular Roth IRA con-      at contract issue, no addi-
                                  o $1,000 (additional)             tributions are not               tional contributions may be
                                                                    permitted.                       made after attainment of
                                                                                                     age 84, or, if later, the first
                                                                  o Rollover from another Roth       contract anniversary.*
                                                                    IRA.
                                                                                                   o For annuitants age 84 or 85
                                                                  o Rollovers from a "designated     at contract issue, additional
                                                                    Roth contribution account"       contributions may be made
                                                                    under a 401(k) plan or 403(b)    up to one year from contract
                                                                    arrangement.                     issue.

                                                                  o Conversion rollovers from a    o Conversion rollovers after age
                                                                    traditional IRA.                 70-1/2 must be net of required
                                                                                                     minimum distributions for the
                                                                  o Direct transfers from            traditional IRA you are rolling
                                                                    another Roth IRA.                over.

                                                                                                   o You cannot roll over funds from
                                                                                                     a traditional IRA if your
                                                                                                     adjusted gross income is
                                                                                                     $100,000 or more.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA     55 through 85    o $25,000 (initial)             o Direct transfers of pre-tax    o For annuitants up to age 83
                                                                    funds from another contract      at contract issue, no addi-
                                  o $1,000 (additional)             or arrangement under Sec-        tional contributions may be
                                                                    tion 403(b) of the Internal      made after attainment of
                                                                    Revenue Code, complying          age 84,or, if later, the first
                                                                    with IRS Revenue Ruling          contract anniversary.*
                                                                    90-24.
                                                                                                   o For annuitants age 84 or 85
                                                                  o Eligible rollover distribu-      at contract issue, additional
                                                                    tions of pre-tax funds from      contributions may be made
                                                                    other 403(b) plans. Subse-       up to one year from contract
                                                                    quent contributions may          issue.
                                                                    also be rollovers from quali-
                                                                    fied plans, governmental       o Rollover or direct transfer
                                                                    employer 457(b) plans and        contributions after age 70-1/2
                                                                    traditional IRAs.                must be net of any required
                                                                                                     minimum distributions.

                                                                                                   o We do not accept employer-
                                                                                                     remitted contributions.
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                                              Contract features and benefits  15

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                 Available        Minimum
Contract type    for issue ages   contributions                   Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
QP               55 through 75          o $25,000 (initial)       o Only transfer contributions    o We do not accept regular
                                        o $1,000 (additional)       from other investments           ongoing payroll
                                                                    within an existing defined       contributions.
                                                                    contribution qualified plan
                                                                    trust.                         o Only one additional transfer
                                                                                                     contribution may be made
                                                                  o The plan must be qualified       during a contract year.
                                                                    under Section 401(a) of the
                                                                    Internal Revenue Code.         o No additional transfer con-
                                                                                                     tributions after the
                                                                  o For 401(k) plans, trans-         attainment of age 76 or, if
                                                                    ferred contributions may         later, the first contract
                                                                    not include any after-tax        anniversary.
                                                                    contributions.
                                                                                                   o Contributions after age 70-1/2
                                                                                                     must be net of any required
                                                                                                     minimum distributions.

                                                                                                   o A separate QP contract must
                                                                                                     be established for each plan
                                                                                                     participant.

                                                                                                   o We do not accept contribu-
                                                                                                     tions from defined benefit
                                                                                                     plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
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* For Pennsylvania contracts, please see Appendix IV later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


16  Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

The owner, annuitant and successor owner or joint annuitant, if any, must all meet the same issue age requirements. Under NQ contracts only, the annuitant can be different from the owner. For all contracts other than QP, the owner, successor owner and annuitant, if different, must be age 55-85 at issue. For QP contracts, the annuitant must be age 55-75 at issue.

Joint owners are not permitted except under NQ contracts.

A successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced.

A joint annuitant may be named at contract issue only if the contract is owned by a non-natural owner. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. Joint annuitants are not permitted under any other contracts.

Under both types of IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee and all benefits are based on the age of the annuitant. See Appendix II at the end of this Prospectus for more information on QP contracts.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and any permitted additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. See "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options. Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios and their investment objectives.


                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUST


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and makes the investment decisions for each portfolio listed below. Each portfolio invests in other portfolios of both AXA Premier VIP Trust and EQ Advisors Trust (the "underlying portfolios").



------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a greater emphasis on current income.
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income, with a greater emphasis on capital
 ALLOCATION                    appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objective, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the portfolios contain this and other important information about the portfolios. The prospectuses, which are attached to this Prospectus, should be read carefully before investing.


18  Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT

The AXA Equitable Retirement Income for Life(SM) benefit guarantees that you can take lifetime withdrawals up to a maximum amount per year (your "Guaranteed annual payment"). You may elect one of our automated payment plans or you may take lump sum withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.

You may buy this contract on a single life ("Single life") or a joint life ("Joint life") basis. There is no designated successor owner (or joint annuitant under a contract with a non-natural owner) in a Single life contract and none may be added subsequent to contract issue. For Joint life contracts, you must designate your spouse as the successor owner (or joint annuitant, as applicable) at the time of contract issue. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable). Joint life QP and TSA contracts are not permitted.

The cost of the AXA Equitable Retirement Income for Life(SM) benefit will be deducted from your account value on each contract date anniversary. Please see "AXA Equitable Retirement Income for Life(SM) benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this contract if:

o You plan to take withdrawals in excess of your Guaranteed annual payment amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);


o You are interested in long term accumulation rather than near-term current payments; or


o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, the AXA Equitable Retirement Income for Life(SM) contract makes provisions for you to take lifetime required minimum distributions ("RMDs") without losing the value of the AXA Equitable Retirement Income for Life(SM) benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

YOUR INCOME BASE

At issue, your Income base is equal to your initial contribution and will increase or decrease, as follows:

o Your Income base increases by the dollar amount of any subsequent contributions.

o Your Income base may be increased on each contract date anniversary, as described below ("Annual step-up").

o Your Income base is not reduced by withdrawals except those withdrawals that exceed your Guaranteed annual payment amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

YOUR GUARANTEED ANNUAL PAYMENT AMOUNT

Your initial Guaranteed annual payment amount is equal to a percentage of the Income base. The applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For Single life contracts held by non-natural owners, the Applicable percentage is based on the annuitant's age. For Joint life contracts held by non-natural owners, the Applicable percentage is based on the younger annuitant's age at the time of the first withdrawal. The Applicable percentages are as follows:

--------------------------------------------------------------------------------
Age                                          Applicable percentage
--------------------------------------------------------------------------------
55-59-1/2                                    4.0%
59-1/2-64                                    4.5%
65-69                                        5.0%
70-74                                        5.5%
75-79                                        6.0%
80 and older                                 6.5%
--------------------------------------------------------------------------------

We will recalculate the Guaranteed annual payment amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The payment amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual payments are not cumulative. If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual payment amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual payment amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual payment amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.


                                              Contract features and benefits  19

An Excess withdrawal can cause a significant reduction in both your Income base and your Guaranteed annual payment amount. If you make an Excess withdrawal, we will recalculate your Income base and the Guaranteed annual payment amount, as follows:

     o The Income base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the Income base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual payment amount is recalculated to equal the lesser of: (i) the Applicable percentage multiplied by the reset Income base and (ii) the Guaranteed annual payment amount prior to the Excess withdrawal.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual payment amount as such withdrawals significantly reduce or eliminate the value of the AXA Equitable Retirement Income for Life(SM) benefit. If your account value is less than your Income base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual payment amount, can significantly reduce your Income base and the Guaranteed annual payment amount.

For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual payment amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your Income base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your Income base is now $72,000. In addition, your Guaranteed annual payment amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000.


Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual payment amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. You should further note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual payment amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.



ANNUAL STEP-UP

Your Income base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the prior Income base. Your Guaranteed annual payment will also be increased, if applicable, to equal your Applicable percentage times your new Income base.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your Income base will be increased by the amount of the contribution. Your Guaranteed annual payment amount will be equal to the Applicable percentage of the increased Income base.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits, as discussed below.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o The AXA Equitable Retirement Income for Life(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the AXA Equitable Retirement Income for Life(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under the AXA Equitable Retirement Income for Life(SM) contract.

o No subsequent contributions will be permitted.

o The Guaranteed minimum death benefit will remain in effect.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled lump sums, we will pay the balance of the Guaranteed annual payment for that contract year in a lump sum. Payment of the Guaranteed annual payment will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.


OTHER IMPORTANT CONSIDERATIONS

o You should not purchase this contract if you are interested in long term accumulation rather than current payments or payments in the near future.

o Amounts withdrawn in excess of your Guaranteed annual payment amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.


20  Contract features and benefits

o Withdrawals made under the AXA Equitable Retirement Income for Life(SM) contract are not taxed as annuity payments. See "Tax information" later in this Prospectus.

o All payments under the AXA Equitable Retirement Income for Life(SM) benefit reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment amount in any subsequent year.

o The AXA Equitable Retirement Income for Life(SM) benefit terminates if the contract is continued under the beneficiary continuation option or the successor owner annuitant feature.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual payment amount, all benefits under the contract will terminate, including the AXA Equitable Retirement Income for Life(SM) benefit.

o If you transfer ownership of this contract, you terminate the AXA Equitable Retirement Income for Life(SM) benefit.

o Withdrawals are available under other annuity contracts we offer without purchasing a withdrawal benefit.


GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a death benefit. The death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Guaranteed minimum death benefit, whichever provides the higher amount. The Guaranteed minimum death benefit is equal to your total contributions, less withdrawals (and any associated withdrawal charges), and any taxes that apply. If your total withdrawals exceed your total contributions, your Guaranteed minimum death benefit terminates without value. For more information, please see "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract's value" for more information on this guaranteed benefit.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options, less the daily charges we deduct. Some states require that we refund the full amount of your contribution. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a Rollover IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  21

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the pro rata portion of the AXA Equitable Retirement Income for Life(SM) benefit charge and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the AXA Equitable Retirement Income for Life(SM) benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any guaranteed benefits, except as discussed earlier in this Prospectus in "Contract features and benefits" under "Effect of your account value falling to zero."


See Appendix IV later in this Prospectus for any state variations with regard to terminating your contract.


22  Determining your contract's value

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE
You can transfer some or all of your account value among the investment options.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing " organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a



                            Transferring your money among investment options  23
redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.


24  Transferring your money among investment options

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value as described below. For some QP or Rollover TSA contracts, your ability to take withdrawals under your contract may be limited. See "Tax information" later in this Prospectus. No loans are permitted under this contract.

When selecting a withdrawal method, it is important to remember that Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit and contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus. You should choose a withdrawal method that is most appropriate for your needs AND does not cause payment amounts in excess of your Guaranteed annual payment amount.


Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum death benefit," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


All withdrawals in a contract year up to the Guaranteed annual payment amount are not subject to a withdrawal charge.


AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal may increase on contract anniversaries with any Annual step-up.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual payment amount.

If you take a lump sum withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount less than or equal to the Guaranteed annual payment amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual step-up, even if applicable. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a lump sum withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


LUMP SUM WITHDRAWALS


You may also take lump sum withdrawals from your account value at any time. (Rollover TSA and QP contracts may have restrictions.) The minimum amount you may withdraw is $300. If you elect to take lump sum withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in the prospectus, Excess withdrawals may significantly reduce the value of the AXA Equitable Retirement Income for Life(SM) contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules, however, it may be advisable for you to elect our Automatic RMD service as discussed below. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Cur-


                                                        Accessing your money  25
rently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any lump sum withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The lump sum may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract anniversary. Further, your Income base and Guaranteed annual payment amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual payments amount in lump sum withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all payments made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals.

We do not impose a withdrawal charge on lifetime required minimum distributions if you are enrolled in our Automatic RMD service and one of our automatic payment plans. However, if you take any lump sum withdrawals, this waiver will not apply.

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For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT


Withdrawals will reduce your Guaranteed minimum death benefit on a dollar-for-dollar basis.



HOW WITHDRAWALS AFFECT THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT

Your Income base is not reduced by withdrawals up to the Guaranteed annual payment amount. Withdrawals that exceed the Guaranteed annual payment amount, however, can significantly reduce your Income base and Guaranteed annual payment. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the owner is living and before you annuitize. (Rollover TSA and QP contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the AXA Equitable Retirement Income for Life(SM) benefit, if your cash value is greater than your Guaranteed annual payment amount remaining for the contract year. For more information, please see
"Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuitization options. See "Your annuitization options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge), payment of the cash value (upon surrender), and applying proceeds upon annuitization. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense. Express delivery service is not available for automatic payment plan payments.


YOUR ANNUITIZATION OPTIONS

You may elect to annuitize your contract after one year. If you choose to annuitize your contract, the AXA Equitable Retirement Income for Life(SM) benefit will terminate without value. Payments you receive under the annuitization option you select may be more or less than your Guaranteed


26  Accessing your money
annual payment amount. You should consider the relative payment amounts carefully before annuitizing.

The AXA Equitable Retirement Income for Life(SM) contract guarantees that you can apply your account value to receive fixed lifetime annuity payments. You may also elect to receive payments under any other annuitization option that we offer at the time. Please see Appendix IV later in this Prospectus for variations that may apply in your state.

We currently offer the annuitization options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



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Fixed annuitization options   Life annuity
                              Life annuity with period certain
                              Life annuity with refund certain
                              Period certain annuity
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Variable Immediate Annuity    Life annuity
   annuitization options      Life annuity with period certain
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o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this annuitization option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different annuitization option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This annuitization option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Annuity purchase factors. Annuity purchase factors are the factors applied to determine your periodic payments under the annuitization options. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


FIXED ANNUITIZATION OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION OPTION

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity annuitization option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity annuitization option that can be elected in combination with the variable income annuity annuitization option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITIZATION OPTION

The amount applied to purchase an annuitization option varies, depending on the annuitization option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuitization options and Variable Immediate Annuity annuitization options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuitization option, the withdrawal charge applicable under your AXA Equitable Retirement Income for Life(SM) contract is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


SELECTING AN ANNUITIZATION OPTION

When you select an annuitization option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than 13 months from the AXA Equitable Retirement Income for


                                                        Accessing your money  27

Life(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect an annuitization option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the annuitization option chosen.


YOUR CONTRACT'S MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuitization option. The maturity date is generally the annuitant's 95th birthday.

Please see Appendix IV later in this Prospectus for variations that may apply in your state.

At the maturity date, you still have the right to continue the contract in its current status. We will send a notice with your annual statement each year beginning one year prior to maturity age. The letter will serve as notice that you may elect a traditional annuity we are then offering, a lump sum distribution of the cash value or extend the maturity date for a specified period and continue the contract in its current status. If we do not hear from you, the contract will continue in its current status. But once you have selected an annuitization option the AXA Equitable Retirement Income for Life(SM) contract terminates.


28  Accessing your money

5.  Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for the AXA Equitable Retirement Income for Life(SM) benefit. We will deduct a pro rata portion of this charge upon contract surrender, annuitization or death benefit payment.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed your Guaranteed annual payment amount, described in "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent annuitization option. If you surrender your contract or apply your cash value to a non-life contingent annuitization option, the withdrawal charge will apply to your entire surrender amount, without any reduction due to the Guaranteed annual payment amount.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                                Contract year
--------------------------------------------------------------------------------
                                  1     2     3     4     5     6     7    8+
--------------------------------------------------------------------------------
   Percentage of   Annuitant
    contribution  ages 55-80     7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

                                                        Charges and expenses  29

--------------------------------------------------------------------------------
                                Contract year
--------------------------------------------------------------------------------
                                  1     2     3     4     5     6     7    8+
--------------------------------------------------------------------------------
                   Annuitant
                  ages 81-85*    5%    4%    3%    2%    1%    0%    0%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to your Guaranteed annual payment amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply in the circumstances described below.

Free withdrawal amount. We will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual payment amount. See "Your Guaranteed annual payment amount" under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus for information about how your Guaranteed annual payment amount is calculated. Each withdrawal, however, reduces your free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are generally applied to the amount of the withdrawal that exceeds the Guaranteed annual payment amount. See "Withdrawal charge" earlier in this section.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) The owner has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the owner's life expectancy is six months or less; or

(iii) The owner has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

The withdrawal charge does not apply to contracts issued in certain exchange programs that may be offered to owners of eligible contracts. Any such program will be described in the prospectus for the eligible contracts. You may contact your financial professional for more information.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

There is no additional charge for the Guaranteed minimum death benefit.

AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT CHARGE

If the contract is based on a Single life, the charge is equal to 0.65% of your Income base. If the contract is based on a Joint life (not available as a QP or TSA contract), the charge is equal to 0.80%. We will deduct this charge annually on each contract date anniversary from your value in the variable investment options on a pro rata basis.

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. After the Guaranteed annual payments begin, the charge will remain 0.80% even if you drop the successor owner from your contract.

We will deduct a pro rata portion of the charge upon contract surrender, annuitization or death benefit payment.

If you change ownership of the contract, both the charge and the benefit are terminated.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuitization option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization option. This option may not be available at the time you elect to annuitize or it may have a different charge.


----------------------
* For Connecticut contracts, please see Appendix IV later in this Prospectus for state variations.


30  Charges and expenses

CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:

o Management fees of 0.10%.

o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Each allocation portfolio available under the contract in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectus for the Trust.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum death benefit or offer variable investment options that invest in shares of the Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  31

6. Effect of death

--------------------------------------------------------------------------------

In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. There are various circumstances, however, in which the contract continues in force with a successor owner, a successor owner/annuitant or under a Beneficiary continuation option ("BCO"). In some of the circumstances, the AXA Equitable Retirement Income for Life(SM) benefit terminates even though the contract continues.

The effect of death on your AXA Equitable Retirement Income for Life(SM) contract and benefit varies depending on the circumstances. This chart summarizes the effect of death on contract continuation, AXA Equitable Retirement Income for Life(SM) benefit continuation, and payment of a death benefit in various situations. For more information about our successor owner/annuitant and beneficiary continuation options, please see "Successor owner and annuitant" and "Beneficiary continuation option" later in this section.


A. IF DEATH OCCURS BEFORE THE ACCOUNT VALUE FALLS TO ZERO OR BEFORE YOU ELECT AN ANNUITIZATION OPTION:


------------------------------------------------------------------------------------------------------------------------------------
Single life contracts:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE     AND                     AND                       THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner             Is also the annuitant   The beneficiary is the    The AXA Equitable Retirement Income for Life(SM)
                                                   surviving spouse          benefit terminates, and the death benefit is payable.
                                                                             Your spouse can continue the contract, without the AXA
                                                                             Equitable Retirement Income for Life(SM) benefit, under
                                                                             either the successor owner/annuitant or Beneficiary
                                                                             continuation options.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner             Is also the annuitant   The beneficiary is not    The AXA Equitable Retirement Income for Life(SM)
                                                   the surviving spouse      benefit terminates, and the death benefit is payable.
                                                                             Your beneficiary can continue the contract, without
                                                                             the AXA Equitable Retirement Income for Life(SM)
                                                                             benefit, under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner             Annuitant is living     Beneficiary is either     The AXA Equitable Retirement Income for Life(SM)
                                                   spouse or non-spouse      benefit terminates, and the death benefit is payable.
                                                                             The contract, without the AXA Equitable Retirement
                                                                             Income for Life(SM) benefit, can be continued under the
                                                                             Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  The owner is living                               You become the annuitant, the contract and AXA
                                                                             Equitable Retirement Income for Life(SM) benefit
                                                                             continue, and no death benefit is payable.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is non-natural    Beneficiary is the        The AXA Equitable Retirement Income for Life(SM)
                                                   spouse of the annuitant   benefit terminates, and the death benefit is payable.
                                                                             Your spouse can continue the contract, without the AXA
                                                                             Equitable Retirement Income for Life(SM) benefit, as
                                                                             the annuitant or under the Beneficiary continuation
                                                                             option.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is non-natural    Beneficiary is not the    The AXA Equitable Retirement Income for Life(SM)
                                                   spouse of the annuitant   benefit terminates, and the death benefit is payable.
                                                                             Your benefi- ciary can continue the contract, without
                                                                             the AXA Equitable Retirement Income for Life(SM)
                                                                             benefit, under the Beneficiary continuation option.
------------------------------------------------------------------------------------------------------------------------------------


32  Effect of death

------------------------------------------------------------------------------------------------------------------------------------
Joint life contracts:*
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE     AND                     AND                       THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner             Is also the annuitant   The successor owner is    The successor owner becomes the sole owner and
                                                   living                    annuitant and the contract and AXA Equitable Retirement
                                                                             Income for Life(SM) benefit continue.

Contract Owner             The annuitant is        The successor owner is    The successor owner becomes the sole owner and the con-
                           living                  also living               tract and AXA Equitable Retirement Income for Life(SM)
                                                                             benefit continue.

                                                                             In both situations:

                                                                             o If withdrawals have been taken, the contract
                                                                               continues with the Joint life charge and with
                                                                               payments over the successor owner's life only.

                                                                             o If no withdrawals have been taken, the Applicable
                                                                               percentage will be based on the age of the
                                                                               successor owner at the time of the first withdrawal
                                                                               (even if he/she had been the older spouse). Charges
                                                                               will be reduced to the Single life charge
                                                                               prospectively.
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner             The successor owner is  The annuitant is living   The AXA Equitable Retirement Income for Life(SM)
                           also dead                                         benefit terminates, and the death benefit is payable.
                                                                             The contract can be continued under the Beneficiary
                                                                             continuation option.
------------------------------------------------------------------------------------------------------------------------------------
Successor Owner            The owner is living     The annuitant is living   o The AXA Equitable Retirement Income for Life(SM)
                                                                               benefit continues.

                                                                             o If withdrawals have been taken, the contract
                                                                               continues with the Joint life charge and with
                                                                               payments over the owner's life only.

                                                                             o If no withdrawals have been taken:

                                                                               o The owner may name a new spouse as successor owner;
                                                                                 the Applicable percentage will be based on the age
                                                                                 of the younger spouse at the time of the first
                                                                                 withdrawal.

                                                                               o The owner may also choose to continue the contract
                                                                                 as a Single life; the Single life charge will apply
                                                                                 prospectively. The Applicable percentage will be
                                                                                 based on the age of the owner at the time of the
                                                                                 first withdrawal (even if the owner had been the
                                                                                 older spouse).
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is living         Successor owner is        The AXA Equitable Retirement Income for Life(SM)
                                                   also living               benefit continues, you become the annuitant and the
                                                                             contract continues.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is also dead      Successor owner is        The successor owner becomes the sole owner and the
                                                   living                    annuitant, and the contract and AXA Equitable
                                                                             Retirement Income for Life(SM) benefit continue.

                                                                             o If withdrawals have been taken, the contract
                                                                               continues with the Joint life charge and with
                                                                               payments over the successor owner's life only.

                                                                             o If no withdrawals have been taken, the Applicable
                                                                               percentage will be based on the age of the successor
                                                                               owner at the time of the first withdrawal (even if
                                                                               he/she had been the older spouse). Charges will be
                                                                               reduced to the Single life charge prospectively.
------------------------------------------------------------------------------------------------------------------------------------

                                                             Effect of death  33

------------------------------------------------------------------------------------------------------------------------------------
Joint life contracts:*
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE     AND                     AND                       THEN
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is non-natural    Joint annuitant is        The joint annuitant becomes the sole annuitant, and the
                                                   living                    contract and AXA Equitable Retirement Income for
                                                                             Life(SM) benefit continue.

                                                                             o If withdrawals have been taken, the contract
                                                                               continues with the Joint life charge and with
                                                                               payments over the remaining joint annuitant's life
                                                                               only.

                                                                             o If no withdrawals have been taken, the Applicable
                                                                               percentage will be based on the age of the
                                                                               surviving annuitant at the time of the first
                                                                               withdrawal (even if he/she had been the older
                                                                               spouse). Charges will be reduced to the Single life
                                                                               charge prospectively.
------------------------------------------------------------------------------------------------------------------------------------
Both Joint Annuitants      Owner is non-natural                              The AXA Equitable Retirement Income for Life(SM)
                                                                             benefit terminates and the death benefit is payable.
                                                                             The contract can be continued under the Beneficiary
                                                                             continuation option.
------------------------------------------------------------------------------------------------------------------------------------

* If the successor owner or joint annuitant is no longer the spouse at the time of death, other rules may apply. See "Your beneficiary and pay ment of death benefit" later in this section.


B. IF DEATH OCCURS AFTER ISSUANCE OF THE SUPPLEMENTARY LIFE ANNUITY CONTRACT

As discussed under "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus, we will issue a supplementary life annuity contract if your account value falls to zero either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges. We will continue guaranteed payments; the owner of the AXA Equitable Retirement Income for Life(SM) contract becomes the owner and annuitant; and any successor owner becomes a joint annuitant. When the owner/annuitant (or if there are joint annuitants, the surviving annuitant) dies, all payments stop, and any remaining death benefit will be paid.



------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Single life:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE     AND                     AND                       THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner/                                                              The remaining death benefit, if any, will be paid to
Annuitant                                                                    the beneficiary in a lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is non-natural                              The remaining death benefit, if any, will be paid to
                                                                             the beneficiary in a lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
------------------------------------------------------------------------------------------------------------------------------------
IF THE DECEASED IS THE     AND                     AND                       THEN
------------------------------------------------------------------------------------------------------------------------------------
Contract Owner/            The joint annuitant is                            o The joint annuitant becomes the sole owner. Payments
Annuitant                  living                                              continue to the joint annuitant until his/her death.

                                                                             o If the joint annuitant dies, the remaining death
                                                                               benefit, if any, will be paid to the beneficiary in a
                                                                               lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------
Joint Annuitant            The owner/annuitant is                            o The contract continues with payments made to the
                           living                                              owner/annuitant.

                                                                             o If the owner/annuitant dies, the remaining death
                                                                               benefit, if any, will be paid to the beneficiary in a
                                                                               lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------


34  Effect of death

------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Retirement Income for Life(SM) Life Annuity -- Joint life:
------------------------------------------------------------------------------------------------------------------------------------
Annuitant                  Owner is non-natural    Joint annuitant is        o The joint annuitant becomes the sole annuitant and
                                                   living                      payments continue to the non-natural owner until the
                                                                               surviving joint annuitant's death.

                                                                             o If the joint annuitant dies, the remaining death
                                                                               benefit, if any, will be paid to the beneficiary in a
                                                                               lump sum and the contract ends.
------------------------------------------------------------------------------------------------------------------------------------

C. IF YOU HAVE ELECTED AN ANNUITIZATION OPTION AND DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

o The terms of the elected annuitization option supplementary contract will be followed.


                                                             Effect of death  35

YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value or, if greater, the Guaranteed minimum death benefit. We determine the amount of the applicable death benefit as of the date we receive satisfactory proof of the owner's, successor owner's, annuitant's and/or joint annuitant's death (as applicable), any required instructions for the method of payment, information and forms necessary to effect payment. See the chart above in this section for more information.

We will pay the death benefit to the beneficiary in the form of the annuitization option you have chosen. If you have not chosen an annuitization option as of the time the death benefit becomes payable, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a single sum terminates all rights and any applicable guarantees under the contract, including the AXA Equitable Retirement Income for Life(SM) benefit. Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuitization options we offer at the time. See "Your annuitization options" in "Accessing your money" earlier in this Prospectus. Please note that any annuitization option chosen may not extend beyond the life expectancy of the beneficiary. The Beneficiary continuation option may also be available.

Federal income tax rules generally require payment of amounts under a non-qualified (NQ) annuity contract upon the death of the owner. If the owner's surviving spouse is the individual designated to receive any such payments, no payments are required to be made until after the surviving spouse's death. See discussion of "Successor owner and annuitant" below. If the person designated to receive payments under the contract upon the owner's death is not the surviving spouse, then the federal income tax rules generally require payments of amounts under the contract to be made within five years of the owner's death. A five year delay is unavailable unless the beneficiary elects the Beneficiary continuation option. In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. See discussion of the "Beneficiary continuation option" below.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant and the AXA Equitable Retirement Income for Life(SM) benefit terminates. The successor owner/annuitant must be 85 or younger as of the date of the your death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your Guaranteed minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. No additional contributions will be permitted. The Guaranteed minimum death benefit that was in effect at your death will continue.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. If the designated individual exercises this option, the AXA Equitable Retirement Income for Life(SM) benefit terminates, and the charge is discontinued. This feature is not available after a supplementary contract has been issued. Under a Joint life contract (not available as a QP or TSA contract), this feature is only available after the death of both the owner and the successor owner. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix IV later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the


36  Effect of death
year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and charges for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, must be elected within nine months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues in your name for the benefit of your beneficiary.

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The AXA Equitable Retirement Income for Life(SM) benefit will no longer be in effect and the charge for the benefit will stop. Also, the Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawals must be at least $300.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable


                                                             Effect of death  37
  tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the owner and annuitant are not the same person:

o The beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.


38  Effect of death

7.  Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to AXA Equitable Retirement Income for Life(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.



Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the death benefit, the AXA Equitable Retirement Income for Life(SM) benefit, its selection of variable investment options, and its choices of annuitization options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the variable investment options that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF PAYMENTS FROM NQ CONTRACTS


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);


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o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).


This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust. This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

TAXATION OF LIFETIME WITHDRAWALS

We treat Guaranteed annual payments and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your unrecovered investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the AXA Equitable Retirement Income for Life(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

If you have a jointly owned contract which is a source contract, you must designate one spouse as owner and the other spouse as the successor owner of the AXA Equitable Retirement Income for Life(SM) contract.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the AXA Equitable Retirement Income for Life(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract. A surrender will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Effect of death" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under a different NQ contract for a beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Effect of death" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under a beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;


40  Tax information

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA, in both cases, Rollover only. This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts


                                                             Tax information  41
owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have not applied for an opinion letter from the IRS approving the forms of the AXA Equitable Retirement Income for Life(SM) contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in your variable income annuitization option payments (as opposed to payments from the fixed income annuitization option).

Your right to cancel within a certain number of days

You can cancel any version of the AXA Equitable Retirement Income for Life(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Funding. Individuals may generally make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA contributions out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) arrangement. The owner of the AXA Equitable Retirement Income for Life(SM) IRA contract must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the AXA Equitable Retirement Income for Life(SM) IRA contract. In addition, the AXA Equitable Retirement Income for Life(SM) IRA contract may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the AXA Equitable Retirement Income for Life(SM) IRA contract can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Such a transfer may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

42  Tax information

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    death benefit payments to a beneficiary who is not your surviving spouse;
     or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

If amounts that are not eligible to be rolled over are in fact rolled over to the AXA Equitable Retirement Income for Life(SM) IRA contract, they may be subject to a 6% excise tax, unless withdrawn as described in IRS Publication 590.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. A rollover will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.


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Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions



Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed withdrawal benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuitization option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." If you elect our Automatic RMD service, any RMD payment we make to you on December 1st will not be treated as an Excess withdrawal as described earlier in this Prospectus under "Lifetime required minimum distribution withdrawals" in "Accessing your money." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.


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What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is either the successor owner or the sole primary beneficiary who elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.


Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The AXA Equitable Retirement Income for Life(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


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Contributions to Roth IRAs

Individuals may generally make four different types of contributions to a Roth
IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o    tax-free rollover contributions from other Roth arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

This AXA Equitable Retirement Income for Life(SM) Roth IRA contract may be funded through rollover or transfer of funds only and not through "regular" IRA after-tax contributions. If you use the forms we require, we will also accept traditional after-tax IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Rollovers and direct transfers


What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o    you may not make contributions to a Roth IRA from a qualified plan under section 401(a) of the Internal Revenue Code, a TSA under section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree. This may terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity



46  Tax information
contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.



Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:



o    Rollovers from a Roth IRA to another Roth IRA;


o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2; or older or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:


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     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.


Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2005 and the conversion contribution is made in 2006, the conversion contribution is treated as contributed prior to other conversion contributions made in 2006.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


Required minimum distributions during life

Lifetime required minimum distributions do not apply.


Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


Borrowing and loans are prohibited transactions

Same as traditional IRA.


Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAs)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."


PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.


Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Contributions to TSAs

There are two ways you can make contributions to establish this AXA Equitable Retirement Income for Life(SM) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.


We do not accept after-tax funds in the Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.


Employer-remitted contributions. The AXA Equitable Retirement Income for Life(SM) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contribu-


48  Tax information
tions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions within the first contract year as described in "How you can purchase and contribute to your contract" under "Contract features and benefits" earlier in the Prospectus. These may be made to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an AXA Equitable Retirement Income for Life(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer. Because of its income focus, this contract may not be appropriate for Rollover TSA if the funds are subject to withdrawal restrictions.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the AXA Equitable Retirement Income for Life(SM) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal


                                                             Tax information  49
restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December
31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.


Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "AXA Equitable Retirement Income for Life(SM) benefit" in "Contract features and benefits" earlier in this Prospectus, as well as annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuitization option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. Loans from your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract are not permitted.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred. This rollover or direct transfer to another issuer will terminate or alter the AXA Equitable Retirement Income for Life(SM) benefit.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


Required minimum distributions

Generally the same as traditional IRA with these differences:


When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the AXA Equitable Retirement Income for Life(SM) Rollover TSA contract on the form used to establish the TSA, you do not qualify.


50  Tax information

Spousal consent rules

This will only apply to you if you establish your AXA Equitable Retirement Income for Life(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the AXA Equitable Retirement Income for Life(SM) benefit's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. Periodic annuity payments are made under a supplementary contract. For example, unless you specify a different number of withholding exemptions, we withhold from a periodic annuity payment assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your



                                                             Tax information  51
withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal including Guaranteed annual payments), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    a death benefit payment to a beneficiary who is not your surviv ing spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


52  Tax information

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts are based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. It issues different shares relating to each portfolio.

The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about the Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in its prospectus, which accompanies this Prospectus, or in the SAI, which is available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such


                                                            More information  53
transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firms selected for the Trust; or

o any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intends to monitor events to identify any mate-


54  More information
rial irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuitization option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

Loans are not available under this contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan.

The AXA Equitable Retirement Income for Life(SM) benefit will generally automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made.

See Appendix IV later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA, TSA and QP contracts as security for a loan or other obligation.

You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.


Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 1.00% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.



                                                            More information  55

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.00% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or AXA Equitable Retirement Income for Life(SM) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



56  More information

Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION.
------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the year ending December 31,
                                                          --------------------------------------------------------------------------
                                                              2005                       2004                        2003
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.58                   $  11.79                    $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,752                      5,189                        186
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.93                   $  10.80                    $ 10.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,564                      1,608                        153
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.31                   $  11.09                    $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,710                      3,924                         78
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AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.69                   $  11.30                    $ 10.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        49,852                     22,917                      1,082
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AXA Moderate Plus-Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.41                   $  11.78                    $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        58,275                     20,548                        815
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                                Appendix I: Condensed financial information  A-1

Appendix II: Purchase considerations for QP contracts

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Trustees who are considering the purchase of an AXA Equitable Retirement Income for Life(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the AXA Equitable Retirement Income for Life(SM) QP contract or another annuity. Therefore, you should purchase an AXA Equitable Retirement Income for Life(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted. Because of its income focus, this contract may not be appropriate for QP if the funds are subject to withdrawal restrictions under the plan. A "designated Roth contribution account" is not available in the QP contract.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date of the first withdrawal. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawals from the QP contract may be required. This withdrawal could be an Excess withdrawal as described in "AXA Equitable Retirement Income for Life(SM) benefit" under "Contract features and benefits" earlier in this Prospectus. A withdrawal charge may apply.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2; and


o beginning in 2006, provisions in the Treasury Regulations on required minimum distributions will require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1  Appendix II: Purchase considerations for QP contracts

Appendix III: Hypothetical illustrations

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ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND THE AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) BENEFIT

The following tables illustrate the changes in account value, cash value and the Guaranteed minimum death benefit under certain hypothetical circumstances for an AXA Equitable Retirement Income for Life(SM) contract. The table illustrates the operation of a contract based on a single $100,000 contribution for a Joint life contract, owner and successor owner both age 65 at issue, with payments under the Maximum payment plan. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.75)% and 3.25% for the AXA Equitable Retirement Income for Life(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charge we deduct from your account value annually for the AXA Equitable Retirement Income for Life(SM) benefit. If the net annual rates of return did reflect this charge, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.92% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                   Appendix III: Hypothetical illustrations  C-1

Variable deferred annuity
$100,000 Single contribution and Maximum payment plan
Joint life, Owner / Successor owner both issue age 65
Benefits:
     AXA Equitable Retirement Income for Life(SM) benefit
     Guaranteed minimum death benefit


                                                                                    Guaranteed Minimum
                     Payments*           Account Value           Cash Value            Death Benefit        Total Death Benefit
       Contract  ------------------ ----------------------- --------------------- ----------------------- -----------------------
Age     Year       0%          6%       0%            6%       0%           6%        0%            6%        0%            6%
----- ---------  ------     ------- ---------     --------- --------     -------- ---------     --------- ---------     ---------
 65        1          0         0     100,000     100,000     93,000     93,000     100,000     100,000     100,000     100,000
 66        2      5,000     5,000      91,680      97,680     84,680     90,680      95,000      95,000      95,000      95,000
 67        3      5,000     5,000      83,570      95,279     77,570     89,279      90,000      90,000      90,000      90,000
 68        4      5,000     5,000      75,664      92,795     69,664     86,795      85,000      85,000      85,000      85,000
 69        5      5,000     5,000      67,957      90,224     62,957     85,224      80,000      80,000      80,000      80,000
 70        6      5,000     5,000      60,444      87,564     57,444     84,564      75,000      75,000      75,000      75,000
 71        7      5,000     5,000      53,121      84,811     52,121     83,811      70,000      70,000      70,000      70,000
 72        8      5,000     5,000      45,983      81,963     45,983     81,963      65,000      65,000      65,000      65,000
 73        9      5,000     5,000      39,024      79,015     39,024     79,015      60,000      60,000      60,000      60,000
 74       10      5,000     5,000      32,240      75,965     32,240     75,965      55,000      55,000      55,000      55,000
 79       15      5,000     5,000         803      59,045        803     59,045      30,000      30,000      30,000      30,000
 84       20      5,000     5,000           0      38,970          0     38,970       5,000       5,000       5,000       5,000
 89       25      5,000     5,000           0      15,149          0     15,149           0           0           0           0
 94       30      5,000     5,000           0           0          0          0           0           0           0           0
 95       31      5,000     5,000           0           0          0          0           0           0           0           0


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed minimum death benefit for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


*    Payments are made while either the owner or the successor owner is living.



C-2  Appendix III: Hypothetical illustrations

Appendix IV: State contract variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR
BENEFITS:



------------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to   If you reside in the state of California and you are age 60
                cancel within a certain number of days"                and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                       If you allocate any portion of your initial contribution to the variable investment options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT     Withdrawal Charge                                      The following withdrawal charges for Annuitant ages 81-85
                                                                       apply:

                                                                       -------------------------------------------------------------
                                                                                               Contract year
                                                                       -------------------------------------------------------------
                                                                        1       2       3       4       5       6       7       8+
                                                                       -------------------------------------------------------------
                                                                        7%      7%      6%      6%      5%      3%      1%      0%
                                                                       -------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfer of ownership, collateral assignments,    The third paragraph in this section is deleted.
                loans and borrowing" in "More information"
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   See "How you can purchase and contribute to your       Additional contributions are limited to the first three years
                contract" in "Contract features and benefits"          after the contract issue date only.

                See "Disability, terminal illness, or confinement to   This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contribution age limitations                           The following contribution limits apply:
                                                                                        Maximum
                                                                       Issue age        Contribution age
                                                                       ---------        ----------------
                                                                       0-75             79
                                                                       76               80
                                                                       77               81
                                                                       78-80            82
                                                                       81-83            84
                                                                       84               85
                                                                       85               86
------------------------------------------------------------------------------------------------------------------------------------


    Appendix IV: State contract variations of certain features and benefits  D-1

------------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   See "Your contract's maturity date" in "Accessing your  The maturity date by which you must take a lump sum with-
(CONTINUED)    money"                                                  drawal or select an annuitization option is as follows:
                                                                                        Maximum
                                                                       Issue age        annuitization age
                                                                       ---------        -----------------
                                                                       0-75             85
                                                                       76               86
                                                                       77               87
                                                                       78-80            88
                                                                       81-85            90
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, QP and Rollover TSA contracts            Not Available

               Beneficiary continuation option (IRA)                   Not Available
------------------------------------------------------------------------------------------------------------------------------------
UTAH           See "Transfers of ownership, collateral assignments,    The third paragraph in this section is deleted.
               loans and borrowing" in "More information"'
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON     See "Withdrawal charge" in "Charges and expenses"       The free withdrawal amount applies to full surrenders.

               See "Disability, terminal illness, or confinement to    The annuitant has qualified to receive Social Security
               nursing home" under "Withdrawal charge" in              disability benefits as certified by the Social Security
               "Charges and expenses"                                  Administration or a statement from an independent U.S.
                                                                       licensed physician stating that the annuitant meets the
                                                                       definition of total disability for at least 6 continuous
                                                                       months prior to the notice of claim. Such disability must be re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


D-2  Appendix IV: State contract variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


How to Obtain an AXA Equitable Retirement Income for Life(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
  AXA Equitable Retirement Income for Life(SM)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an AXA Equitable Retirement Income for Life(SM) SAI for Separate Account No. 49 dated May 1, 2006.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                                              State          Zip








                                    AXA Equitable Retirement Income for Life(SM)

AXA Equitable Retirement Income for Life(SM)
A variable deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2006


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related AXA Equitable Retirement Income for Life(SM) Prospectus, dated May 1, 2006. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         2


             Copyright 2006 AXA Equitable Life Insurance Company.
                              All rights reserved.

AXA Equitable Retirement Income for Life(SM) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                    AXA Equitable Retirement Income for Life(SM)



                                                                          x01200

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the AXA Equitable Retirement Income for Life(SM).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                        a
                                       (-) - c
                                        b

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.55%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.

The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $561,166,840 for 2005, $418,189,861 for 2004 and $429,871,011 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006 and $84,547,116, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $588,734,659 in 2005, $567,991,463 in 2004 and
$562,696,578 in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171 and $287,344,634, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005.................................................. FSA-3
   Statements of Operations for the Year Ended December 31, 2005............................................ FSA-29
   Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004....................... FSA-39
   Notes to Financial Statements............................................................................ FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004..................................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004 and 2003........................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2005, 2004 and 2003.............................................................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003......................    F-5
   Notes to Consolidated Financial Statements...............................................................    F-7

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                         AXA             AXA              AXA
                                                      Aggressive    Conservative   Conservative-Plus
                                                      Allocation     Allocation        Allocation
                                                   --------------- -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value   $572,428,632    $194,369,289      $451,381,978
Receivable for The Trusts shares sold ............     2,427,713              --                --
Receivable for policy-related transactions .......            --       4,946,408         1,606,286
                                                    ------------    ------------      ------------
  Total assets ...................................   574,856,345     199,315,697       452,988,264
                                                    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --       4,946,408         1,606,286
Payable for policy-related transactions ..........     2,427,713              --                --
                                                    ------------    ------------      ------------
  Total liabilities ..............................     2,427,713       4,946,408         1,606,286
                                                    ------------    ------------      ------------
Net Assets .......................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Accumulation Units ...............................   572,360,246     194,238,946       451,307,019
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        68,386         130,343            74,959
                                                    ------------    ------------      ------------
Total net assets .................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Investments in shares of The Trusts, at cost .....  $537,479,586    $196,505,139      $449,398,778
The Trusts shares held
 Class A .........................................            --              --                --
 Class B .........................................    44,160,755      18,188,487        40,439,276

                                                          AXA               AXA
                                                        Moderate       Moderate-Plus     AXA Premier VIP    AXA Premier VIP
                                                       Allocation        Allocation     Aggressive Equity      Core Bond
                                                   ----------------- ----------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
Receivable for The Trusts shares sold ............              --                --             97,750            37,172
Receivable for policy-related transactions .......       3,284,304         5,776,865                 --                --
                                                    --------------    --------------       ------------      ------------
  Total assets ...................................   2,889,910,773     2,824,995,514        127,463,349       631,423,035
                                                    --------------    --------------       ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       3,284,304         5,754,722                 --                --
Payable for policy-related transactions ..........              --                --             97,750            37,172
                                                    --------------    --------------       ------------      ------------
  Total liabilities ..............................       3,284,304         5,754,722             97,750            37,172
                                                    --------------    --------------       ------------      ------------
Net Assets .......................................  $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Accumulation Units ...............................   2,886,530,886     2,819,240,792        127,147,812       631,230,579
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          95,583                --            217,787           155,284
                                                    --------------    --------------       ------------      ------------
Total net assets .................................  $2,886,626,469    $2,819,240,792       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Investments in shares of The Trusts, at cost .....  $2,731,172,632    $2,699,907,887       $122,786,746      $643,715,692
The Trusts shares held
 Class A .........................................              --                --                 --                --
 Class B .........................................     182,761,742       223,778,166          4,724,937        61,660,776

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                         AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                           Health Care       High Yield     International Equity
                                                        ---------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $246,313,977      $877,389,710        $328,909,822
Receivable for The Trusts shares sold .................             --            94,893              86,463
Receivable for policy-related transactions ............        318,993                --                  --
                                                          ------------      ------------        ------------
  Total assets ........................................    246,632,970       877,484,603         328,996,287
                                                          ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        318,993                --                  --
Payable for policy-related transactions ...............             --            94,893              86,463
                                                          ------------      ------------        ------------
  Total liabilities ...................................        318,993            94,893              86,463
                                                          ------------      ------------        ------------
Net Assets ............................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Accumulation Units ....................................    246,215,883       877,332,132         328,765,557
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         98,094            57,578             144,267
                                                          ------------      ------------        ------------
Total net assets ......................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $230,794,884      $928,532,882        $283,807,667
The Trusts shares held
 Class A ..............................................             --                --                  --
 Class B ..............................................     22,686,417       161,380,761          25,289,454

                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $151,589,100         $295,810,234       $440,282,384
Receivable for The Trusts shares sold .................                 --              100,276                 --
Receivable for policy-related transactions ............            364,716                   --            638,065
                                                              ------------         ------------       ------------
  Total assets ........................................        151,953,816          295,910,510        440,920,449
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            364,716                   --            638,065
Payable for policy-related transactions ...............                 --              100,276                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            364,716              100,276            638,065
                                                              ------------         ------------       ------------
Net Assets ............................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Accumulation Units ....................................        151,341,776          295,667,060        440,121,101
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            247,324              143,174            161,283
                                                              ------------         ------------       ------------
Total net assets ......................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $133,777,523         $249,697,207       $404,903,667
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         14,050,952           28,712,340         39,350,937

                                                         AXA Premier VIP
                                                          Mid Cap Growth
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $374,112,707
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         375,113
                                                           ------------
  Total assets ........................................     374,487,820
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         375,113
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         375,113
                                                           ------------
Net Assets ............................................    $374,112,707
                                                           ============
Accumulation Units ....................................     374,042,695
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          70,012
                                                           ------------
Total net assets ......................................    $374,112,707
                                                           ============
Investments in shares of The Trusts, at cost ..........    $348,983,716
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      41,519,186

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP     EQ/Alliance
                                                     Mid Cap Value       Technology       Common Stock
                                                   ----------------- ----------------- -----------------
Investment in shares of The Trusts, at fair value     $370,721,023      $254,018,680    $1,278,041,522
Receivable for The Trusts shares sold ............              --                --                --
Receivable for policy-related transactions .......          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
  Total assets ...................................     370,812,310       256,317,917     1,280,543,884
                                                      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          91,287         2,299,237         2,502,362
Payable for policy-related transactions ..........              --                --                --
                                                      ------------      ------------    --------------
  Total liabilities ..............................          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
Net Assets .......................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Accumulation Units ...............................     370,654,189       253,676,135     1,277,967,693
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          66,834           342,545            73,829
                                                      ------------      ------------    --------------
Total net assets .................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Investments in shares of The Trusts, at cost .....    $387,051,546      $213,458,296    $1,250,351,274
The Trusts shares held
 Class A .........................................              --                --                --
 Class B .........................................      38,563,747        24,828,017        71,036,659

                                                                         EQ/Alliance
                                                                        Intermediate                    EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance      Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $759,612,634     $321,422,318   $586,236,449    $411,139,414
Receivable for The Trusts shares sold ............               --          345,687        363,366              --
Receivable for policy-related transactions .......          147,364               --             --         156,664
                                                       ------------     ------------   ------------    ------------
  Total assets ...................................      759,759,998      321,768,005    586,599,815     411,296,078
                                                       ------------     ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........          147,364               --             --         156,664
Payable for policy-related transactions ..........               --          345,687        363,366              --
                                                       ------------     ------------   ------------    ------------
  Total liabilities ..............................          147,364          345,687        363,366         156,664
                                                       ------------     ------------   ------------    ------------
Net Assets .......................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Accumulation Units ...............................      759,474,567      320,909,050    585,935,489     409,334,005
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          138,067          513,268        300,960       1,805,409
                                                       ------------     ------------   ------------    ------------
Total net assets .................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Investments in shares of The Trusts, at cost .....     $663,109,777     $338,055,738   $461,541,398    $389,951,819
The Trusts shares held
 Class A .........................................               --               --             --              --
 Class B .........................................       40,934,144       33,102,579     46,783,528      53,223,788

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance         EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II
                                                   -------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value   $349,719,501     $443,963,771        $8,341,809
Receivable for The Trusts shares sold ............            --               --                --
Receivable for policy-related transactions .......         1,324           87,541            71,856
                                                    ------------     ------------        ----------
  Total assets ...................................   349,720,825      444,051,312         8,413,665
                                                    ------------     ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..........         1,324           87,541            71,856
Payable for policy-related transactions ..........            --               --                --
                                                    ------------     ------------        ----------
  Total liabilities ..............................         1,324           87,541            71,856
                                                    ------------     ------------        ----------
Net Assets .......................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Accumulation Units ...............................   349,667,911      443,581,317         5,276,189
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        51,590          382,454         3,065,620
                                                    ------------     ------------        ----------
Total net assets .................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Investments in shares of The Trusts, at cost .....  $360,239,961     $356,283,084        $8,297,121
The Trusts shares held
 Class A .........................................            --               --            10,048
 Class B .........................................    35,108,274       27,860,238           809,806

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
Receivable for The Trusts shares sold ............        234,557                  --                 --               --
Receivable for policy-related transactions .......             --             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
  Total assets ...................................     72,714,335       1,440,559,257        135,552,916       47,820,934
                                                      -----------      --------------       ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --             666,834            336,294           37,489
Payable for policy-related transactions ..........        234,557                  --                 --               --
                                                      -----------      --------------       ------------      -----------
  Total liabilities ..............................        234,557             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
Net Assets .......................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Accumulation Units ...............................     72,374,649       1,439,640,312        135,055,175       47,467,438
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        105,129             252,111            161,447          316,007
                                                      -----------      --------------       ------------      -----------
Total net assets .................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Investments in shares of The Trusts, at cost .....    $70,765,458      $1,218,317,831       $131,719,291      $43,584,868
The Trusts shares held
 Class A .........................................             --                  --             17,219               --
 Class B .........................................      8,274,164          99,310,904         21,238,685        5,831,031

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            EQ/Capital     EQ/Capital Guardian   EQ/Capital Guardian
                                                         Guardian Growth      International            Research
                                                        ----------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $284,496,168        $728,417,002          $705,144,542
Receivable for The Trusts shares sold .................              --             340,328                   512
Receivable for policy-related transactions ............         110,712                  --                    --
                                                           ------------        ------------          ------------
  Total assets ........................................     284,606,880         728,757,330           705,145,054
                                                           ------------        ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............         110,712                  --                    --
Payable for policy-related transactions ...............              --             340,328                   512
                                                           ------------        ------------          ------------
  Total liabilities ...................................         110,712             340,328                   512
                                                           ------------        ------------          ------------
Net Assets ............................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Accumulation Units ....................................     283,809,368         728,288,984           704,554,255
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         686,800             128,018               590,287
                                                           ------------        ------------          ------------
Total net assets ......................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Investments in shares of The Trusts, at cost ..........    $290,920,195        $561,141,688          $550,764,752
The Trusts shares held
 Class A ..............................................              --                  --                    --
 Class B ..............................................      21,776,025          58,379,782            56,346,109

                                                                                                                     EQ/Evergreen
                                                         EQ/Capital Guardian   EQ/Caywood-Scholl    EQ/Equity 500    International
                                                             U.S. Equity        High Yield Bond         Index            Bond
                                                        --------------------- ------------------- ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
Receivable for The Trusts shares sold .................                --                  --                  --             --
Receivable for policy-related transactions ............           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
  Total assets ........................................       905,818,264          33,344,244       1,538,026,318     11,729,506
                                                             ------------         -----------      --------------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............           134,389             108,393             851,483        417,825
Payable for policy-related transactions ...............                --                  --                  --             --
                                                             ------------         -----------      --------------    -----------
  Total liabilities ...................................           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
Net Assets ............................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Accumulation Units ....................................       905,335,010          33,180,001       1,537,157,025      6,422,237
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           348,865              55,850              17,810      4,889,444
                                                             ------------         -----------      --------------    -----------
Total net assets ......................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Investments in shares of The Trusts, at cost ..........      $792,185,207         $34,553,296      $1,427,098,104    $11,422,012
The Trusts shares held
 Class A ..............................................                --                  --                  --             --
 Class B ..............................................        78,522,888           7,295,467          65,672,326      1,158,141

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Evergreen       EQ/FI         EQ/FI Mid
                                                        Omega         Mid Cap        Cap Value
                                                   -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $147,906,914   $867,883,453    $832,688,375
Receivable for The Trusts shares sold ............            --             --         466,786
Receivable for policy-related transactions .......       114,936         98,823              --
                                                    ------------   ------------    ------------
  Total assets ...................................   148,021,850    867,982,276     833,155,161
                                                    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........       114,936         98,823              --
Payable for policy-related transactions ..........            --             --         466,786
                                                    ------------   ------------    ------------
  Total liabilities ..............................       114,936         98,823         466,786
                                                    ------------   ------------    ------------
Net Assets .......................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Accumulation Units ...............................   147,725,839    867,601,518     832,305,199
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       181,075        281,935         383,176
                                                    ------------   ------------    ------------
Total net assets .................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $135,590,641   $813,372,805    $745,806,703
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................    16,381,723     84,609,146      59,697,535

                                                      EQ/GAMCO        EQ/GAMCO                           EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth            Growth
                                                   -------------- --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value   $24,271,926    $129,484,932       $16,053,583     $228,464,494
Receivable for The Trusts shares sold ............           --              --                --               --
Receivable for policy-related transactions .......       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
  Total assets ...................................   24,297,117     129,651,523        16,191,212      228,538,265
                                                    -----------    ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........       25,191         166,591           137,629           73,771
Payable for policy-related transactions ..........           --              --                --               --
                                                    -----------    ------------       -----------     ------------
  Total liabilities ..............................       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
Net Assets .......................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Accumulation Units ...............................   24,224,531     129,460,846        16,015,334      227,979,653
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       47,395          24,086            38,249          484,841
                                                    -----------    ------------       -----------     ------------
Total net assets .................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Investments in shares of The Trusts, at cost .....  $24,476,432    $134,101,681       $15,243,723     $189,152,567
The Trusts shares held
 Class A .........................................           --              --                --               --
 Class B .........................................    2,091,115       4,811,940         3,081,505       33,453,391

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                       EQ/JPMorgan      EQ/Lazard
                                                      EQ/JPMorgan         Value         Small Cap
                                                       Core Bond      Opportunities       Value
                                                   ----------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $1,190,769,908    $468,650,591    $875,079,411
Receivable for The Trusts shares sold ............          22,976         402,411         876,875
Receivable for policy-related transactions .......              --              --              --
                                                    --------------    ------------    ------------
  Total assets ...................................   1,190,792,884     469,053,002     875,956,286
                                                    --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --              --              --
Payable for policy-related transactions ..........          22,976         402,411         876,875
                                                    --------------    ------------    ------------
  Total liabilities ..............................          22,976         402,411         876,875
                                                    --------------    ------------    ------------
Net Assets .......................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Accumulation Units ...............................   1,190,350,293     468,128,014     874,837,223
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         419,615         522,577         242,188
                                                    --------------    ------------    ------------
Total net assets .................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Investments in shares of The Trusts, at cost .....  $1,218,672,417    $419,949,136    $825,782,266
The Trusts shares held
 Class A .........................................              --              --              --
 Class B .........................................     108,191,722      37,157,231      65,419,229

                                                                                   EQ/Lord Abbett
                                                    EQ/Legg Mason      EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity     Term Bond        Income       Large Cap Core
                                                   --------------- -------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $29,374,501    $43,056,383      $35,799,540     $24,611,735
Receivable for The Trusts shares sold ............            --             --               --              --
Receivable for policy-related transactions .......       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
  Total assets ...................................    29,807,873     43,146,411       35,884,521      24,644,979
                                                     -----------    -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........       433,372         90,028           84,981          33,244
Payable for policy-related transactions ..........            --             --               --              --
                                                     -----------    -----------      -----------     -----------
  Total liabilities ..............................       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
Net Assets .......................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Accumulation Units ...............................    26,218,997     42,956,502       32,532,487      21,339,054
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,155,504         99,881        3,267,053       3,272,681
                                                     -----------    -----------      -----------     -----------
Total net assets .................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Investments in shares of The Trusts, at cost .....   $29,250,836    $43,858,351      $34,813,993     $24,008,151
The Trusts shares held
 Class A .........................................            --             --           10,080          10,059
 Class B .........................................     2,805,546      3,177,972        3,341,657       2,291,120

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                         EQ/Mercury
                                                    EQ/Lord Abbett      EQ/Marsico      Basic Value
                                                     Mid Cap Value        Focus            Equity
                                                   ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $105,280,107    $1,281,657,029    $723,111,484
Receivable for The Trusts shares sold ............             --                --         191,278
Receivable for policy-related transactions .......        272,696           913,796              --
                                                     ------------    --------------    ------------
  Total assets ...................................    105,552,803     1,282,570,825     723,302,762
                                                     ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........        272,696           913,796              --
Payable for policy-related transactions ..........             --                --         191,278
                                                     ------------    --------------    ------------
  Total liabilities ..............................        272,696           913,796         191,278
                                                     ------------    --------------    ------------
Net Assets .......................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Accumulation Units ...............................    101,816,548     1,281,503,839     723,083,903
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,463,559           153,190          27,581
                                                     ------------    --------------    ------------
Total net assets .................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Investments in shares of The Trusts, at cost .....   $102,394,588    $1,050,086,052    $669,485,300
The Trusts shares held
 Class A .........................................         10,090                --              --
 Class B .........................................      9,317,219        81,401,867      47,927,410

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS          EQ/Money
                                                        Value          Companies      Investors Trust       Market
                                                   --------------- ----------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $755,160,768      $273,445,472      $294,196,625    $483,608,504
Receivable for The Trusts shares sold ............     1,314,645                --            82,578              --
Receivable for policy-related transactions .......            --           197,109                --       7,384,944
                                                    ------------      ------------      ------------    ------------
  Total assets ...................................   756,475,413       273,642,581       294,279,203     490,993,448
                                                    ------------      ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --           197,109                --       7,384,944
Payable for policy-related transactions ..........     1,314,645                --            82,578              --
                                                    ------------      ------------      ------------    ------------
  Total liabilities ..............................     1,314,645           197,109            82,578       7,384,944
                                                    ------------      ------------      ------------    ------------
Net Assets .......................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Accumulation Units ...............................   754,970,558       272,972,661       294,159,342     483,274,266
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       190,210           472,811            37,283         334,238
                                                    ------------      ------------      ------------    ------------
Total net assets .................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Investments in shares of The Trusts, at cost .....  $628,314,987      $263,968,688      $258,164,604    $485,030,068
The Trusts shares held
 Class A .........................................            --                --                --              --
 Class B .........................................    53,174,233        19,137,585        29,122,748     483,607,901

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell      EQ/PIMCO        EQ/Short
                                                           Growth           Real Return    Duration Bond
                                                   ---------------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $21,651,231       $151,759,617     $18,571,437
Receivable for The Trusts shares sold ............                --                 --          49,566
Receivable for policy-related transactions .......            70,727            773,189              --
                                                         -----------       ------------     -----------
  Total assets ...................................        21,721,958        152,532,806      18,621,003
                                                         -----------       ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........            70,727            773,189              --
Payable for policy-related transactions ..........                --                 --          49,566
                                                         -----------       ------------     -----------
  Total liabilities ..............................            70,727            773,189          49,566
                                                         -----------       ------------     -----------
Net Assets .......................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Accumulation Units ...............................        21,467,316        151,723,247      18,464,918
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           183,915             36,370         106,519
                                                         -----------       ------------     -----------
Total net assets .................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Investments in shares of The Trusts, at cost .....       $21,085,075       $154,914,631     $18,679,363
The Trusts shares held
 Class A .........................................            21,338                 --           5,055
 Class B .........................................         4,258,829         14,962,028       1,862,311

                                                                                      EQ/UBS
                                                       EQ/Small        EQ/TCW       Growth and    EQ/Van Kampen
                                                    Company Index      Equity         Income        Comstock
                                                   --------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $364,434,689    $47,119,830    $35,728,565    $99,378,737
Receivable for The Trusts shares sold ............       780,797             --             --             --
Receivable for policy-related transactions .......            --        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
  Total assets ...................................   365,215,486     47,339,131     35,908,783     99,708,724
                                                    ------------    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --        219,301        180,218        329,987
Payable for policy-related transactions ..........       780,797             --             --             --
                                                    ------------    -----------    -----------    -----------
  Total liabilities ..............................       780,797        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
Net Assets .......................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Accumulation Units ...............................   364,086,500     47,014,907     35,639,160     96,173,937
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       348,189        104,923         89,405      3,204,800
                                                    ------------    -----------    -----------    -----------
Total net assets .................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $327,765,827    $44,321,150    $34,012,514    $96,912,256
The Trusts shares held
 Class A .........................................            --             --             --         10,102
 Class B .........................................    31,206,819      2,132,812      5,936,486      9,507,002

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging       EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth
                                                   ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $606,400,974      $42,925,003
Receivable for The Trusts shares sold ............             --               --
Receivable for policy-related transactions .......        618,194          307,450
                                                     ------------      -----------
  Total assets ...................................    607,019,168       43,232,453
                                                     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........        618,194          307,450
Payable for policy-related transactions ..........             --               --
                                                     ------------      -----------
  Total liabilities ..............................        618,194          307,450
                                                     ------------      -----------
Net Assets .......................................   $606,400,974      $42,925,003
                                                     ============      ===========
Accumulation Units ...............................    606,208,409       39,124,820
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        192,565        3,800,183
                                                     ------------      -----------
Total net assets .................................   $606,400,974      $42,925,003
                                                     ============      ===========
Investments in shares of The Trusts, at cost .....   $463,185,058      $40,391,697
The Trusts shares held
 Class A .........................................             --           10,000
 Class B .........................................     47,116,383        3,428,142

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value     $12,923,425       $123,491,637        $270,002,310
Receivable for The Trusts shares sold ............             --                 --             424,216
Receivable for policy-related transactions .......        158,466          1,220,864                  --
                                                      -----------       ------------        ------------
  Total assets ...................................     13,081,891        124,712,501         270,426,526
                                                      -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        158,466          1,220,864                  --
Payable for policy-related transactions ..........             --                 --             424,216
                                                      -----------       ------------        ------------
  Total liabilities ..............................        158,466          1,220,864             424,216
                                                      -----------       ------------        ------------
Net Assets .......................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Accumulation Units ...............................      9,257,127        123,394,410         269,892,879
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,666,298             97,227             109,431
                                                      -----------       ------------        ------------
Total net assets .................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Investments in shares of The Trusts, at cost .....    $12,553,656       $120,541,008        $236,679,940
The Trusts shares held
 Class A .........................................         10,629                 --                  --
 Class B .........................................      1,126,375         11,498,290          11,780,205

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                          (Continued)

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 11.41                    --
AXA Aggressive Allocation .................     Class B 1.20%        $ 11.35                 1,271
AXA Aggressive Allocation .................     Class B 1.25%        $ 12.58                12,752
AXA Aggressive Allocation .................     Class B 1.35%        $ 11.32                 1,278
AXA Aggressive Allocation .................     Class B 1.40%        $ 11.31                 2,256
AXA Aggressive Allocation .................     Class B 1.50%        $ 12.51                13,134
AXA Aggressive Allocation .................     Class B 1.55%        $ 11.28                   342
AXA Aggressive Allocation .................     Class B 1.60%        $ 11.26                 1,298
AXA Aggressive Allocation .................     Class B 1.65%        $ 12.46                12,508
AXA Aggressive Allocation .................     Class B 1.70%        $ 12.45                 1,519
AXA Aggressive Allocation .................     Class B 1.80%        $ 11.22                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 11.22                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 10.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.43                   397
AXA Conservative Allocation ...............     Class B 1.25%        $ 10.93                 3,564
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.40                   492
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.39                 1,282
AXA Conservative Allocation ...............     Class B 1.50%        $ 10.87                 5,980
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.36                   501
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.35                 1,073
AXA Conservative Allocation ...............     Class B 1.65%        $ 10.83                 3,738
AXA Conservative Allocation ...............     Class B 1.70%        $ 10.82                 1,000
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.31                    13
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.29                    --
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 10.76                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 10.67                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 10.62                   849
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 11.31                 8,710
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 10.59                   948
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 10.58                 2,129
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 11.24                14,424
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 10.55                   671
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 10.54                 1,299
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.20                 9,271
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.19                 2,176
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 10.50                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 10.48                    15
AXA Moderate Allocation ...................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 49.58                     2
AXA Moderate Allocation ...................     Class B 1.20%        $ 47.15                 4,798
AXA Moderate Allocation ...................     Class B 1.25%        $ 11.69                49,852
AXA Moderate Allocation ...................     Class B 1.35%        $ 45.74                 1,314
AXA Moderate Allocation ...................     Class B 1.40%        $ 45.28                 7,819
AXA Moderate Allocation ...................     Class B 1.50%        $ 11.62                66,161
AXA Moderate Allocation ...................     Class B 1.55%        $ 43.93                   762
AXA Moderate Allocation ...................     Class B 1.60%        $ 43.48                 4,167
AXA Moderate Allocation ...................     Class B 1.65%        $ 11.58                52,197
AXA Moderate Allocation ...................     Class B 1.70%        $ 42.61                 1,725
AXA Moderate Allocation ...................     Class B 1.80%        $ 41.76                    28
AXA Moderate Allocation ...................     Class B 1.90%        $ 40.92                     8
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 11.37                    --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 11.28                     7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 11.22                 5,795
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 12.41                58,275
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 11.19                 4,170
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 11.18                 9,443

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 12.34                66,976
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 11.15                 2,035
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 11.14                 7,926
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 12.29                69,680
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 12.28                 6,917
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 11.09                    21
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 11.07                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 62.35                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 59.29                   264
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 12.63                   674
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 57.52                   585
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 56.94                   369
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 12.55                 1,049
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 55.24                   172
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 54.68                   331
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.51                   442
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 53.59                    25
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 52.51                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 51.46                    12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 11.63                    --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.42                    15
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.30                11,139
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.49                 4,598
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.24                   919
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.21                18,544
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.43                 7,189
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.14                 1,199
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.12                 7,527
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.39                 4,566
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.08                 1,611
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.03                    98
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 10.99                    20
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 11.84                     2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 11.72                 3,665
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.40                 2,552
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 11.65                   464
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 11.63                 5,547
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.32                 3,781
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.56                   453
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.53                 2,078
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.28                 1,765
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.49                   338
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.44                    21
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.39                     2
AXA Premier VIP High Yield ................     Class B 0.50%        $ 35.26                    --
AXA Premier VIP High Yield ................     Class B 0.95%        $ 32.35                     5
AXA Premier VIP High Yield ................     Class B 1.20%        $ 30.83                 4,366
AXA Premier VIP High Yield ................     Class B 1.25%        $ 11.58                 6,661
AXA Premier VIP High Yield ................     Class B 1.35%        $ 29.95                 2,710
AXA Premier VIP High Yield ................     Class B 1.40%        $ 29.67                 6,491
AXA Premier VIP High Yield ................     Class B 1.50%        $ 11.51                11,372
AXA Premier VIP High Yield ................     Class B 1.55%        $ 28.82                 1,626
AXA Premier VIP High Yield ................     Class B 1.60%        $ 28.55                 4,585
AXA Premier VIP High Yield ................     Class B 1.65%        $ 11.47                 5,292

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 28.00                   755
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 27.46                    35
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 26.94                    10
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 14.18                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 13.93                     6
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 13.79                 3,397
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 14.93                 2,637
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 13.70                   657
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 13.68                 6,014
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 14.84                 4,388
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 13.59                   480
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 13.57                 2,300
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 14.79                 2,536
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 13.51                   783
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 13.46                    20
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 13.40                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 11.39                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 11.18                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 11.07                 2,709
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 12.09                   794
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 11.00                   268
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 10.98                 4,576
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 12.02                 1,464
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 10.92                   269
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 10.89                 1,956
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 11.98                 1,016
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 10.85                   353
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 10.81                    28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 10.76                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.10                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.92                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.82                 5,006
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.70                 2,153
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.76                   759
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.74                 9,386
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.64                 3,154
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.68                   613
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.66                 4,551
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.59                 2,204
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.62                   980
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.58                    74
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.54                    23
AXA Premier VIP Large Cap Value ...............     Class B 0.50%        $ 12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%        $ 12.40                     2
AXA Premier VIP Large Cap Value ...............     Class B 1.20%        $ 12.27                 6,137
AXA Premier VIP Large Cap Value ...............     Class B 1.25%        $ 13.24                 3,350
AXA Premier VIP Large Cap Value ...............     Class B 1.35%        $ 12.20                 1,404
AXA Premier VIP Large Cap Value ...............     Class B 1.40%        $ 12.17                 9,367
AXA Premier VIP Large Cap Value ...............     Class B 1.50%        $ 13.17                 4,853
AXA Premier VIP Large Cap Value ...............     Class B 1.55%        $ 12.10                   919
AXA Premier VIP Large Cap Value ...............     Class B 1.60%        $ 12.07                 4,766
AXA Premier VIP Large Cap Value ...............     Class B 1.65%        $ 13.12                 3,109
AXA Premier VIP Large Cap Value ...............     Class B 1.70%        $ 12.02                 1,238
AXA Premier VIP Large Cap Value ...............     Class B 1.80%        $ 11.98                    73
AXA Premier VIP Large Cap Value ...............     Class B 1.90%        $ 11.93                    15

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                            Contract charges     Unit Value     Units Outstanding (000's)
                                           ------------------   ------------   --------------------------
AXA Premier VIP Mid Cap Growth .........     Class B 0.50%       $  10.46                    --
AXA Premier VIP Mid Cap Growth .........     Class B 0.95%       $  10.27                     5
AXA Premier VIP Mid Cap Growth .........     Class B 1.20%       $  10.17                 7,050
AXA Premier VIP Mid Cap Growth .........     Class B 1.25%       $  12.45                 2,543
AXA Premier VIP Mid Cap Growth .........     Class B 1.35%       $  10.11                   863
AXA Premier VIP Mid Cap Growth .........     Class B 1.40%       $  10.09                11,279
AXA Premier VIP Mid Cap Growth .........     Class B 1.50%       $  12.38                 3,750
AXA Premier VIP Mid Cap Growth .........     Class B 1.55%       $  10.03                   663
AXA Premier VIP Mid Cap Growth .........     Class B 1.60%       $  10.01                 5,281
AXA Premier VIP Mid Cap Growth .........     Class B 1.65%       $  12.33                 2,515
AXA Premier VIP Mid Cap Growth .........     Class B 1.70%       $   9.96                 1,075
AXA Premier VIP Mid Cap Growth .........     Class B 1.80%       $   9.92                    36
AXA Premier VIP Mid Cap Growth .........     Class B 1.90%       $   9.88                    18
AXA Premier VIP Mid Cap Value ..........     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value ..........     Class B 0.95%       $  12.50                     7
AXA Premier VIP Mid Cap Value ..........     Class B 1.20%       $  12.38                 5,098
AXA Premier VIP Mid Cap Value ..........     Class B 1.25%       $  13.27                 2,263
AXA Premier VIP Mid Cap Value ..........     Class B 1.35%       $  12.30                   911
AXA Premier VIP Mid Cap Value ..........     Class B 1.40%       $  12.28                 8,958
AXA Premier VIP Mid Cap Value ..........     Class B 1.50%       $  13.19                 3,833
AXA Premier VIP Mid Cap Value ..........     Class B 1.55%       $  12.20                   550
AXA Premier VIP Mid Cap Value ..........     Class B 1.60%       $  12.18                 4,432
AXA Premier VIP Mid Cap Value ..........     Class B 1.65%       $  13.15                 2,566
AXA Premier VIP Mid Cap Value ..........     Class B 1.70%       $  12.13                   876
AXA Premier VIP Mid Cap Value ..........     Class B 1.80%       $  12.08                    44
AXA Premier VIP Mid Cap Value ..........     Class B 1.90%       $  12.03                    10
AXA Premier VIP Technology .............     Class B 0.50%       $  10.36                    --
AXA Premier VIP Technology .............     Class B 0.95%       $  10.18                    23
AXA Premier VIP Technology .............     Class B 1.20%       $  10.07                 2,975
AXA Premier VIP Technology .............     Class B 1.25%       $  11.76                 1,745
AXA Premier VIP Technology .............     Class B 1.35%       $  10.01                 1,024
AXA Premier VIP Technology .............     Class B 1.40%       $   9.99                 6,644
AXA Premier VIP Technology .............     Class B 1.50%       $  11.69                 3,246
AXA Premier VIP Technology .............     Class B 1.55%       $   9.93                 2,792
AXA Premier VIP Technology .............     Class B 1.60%       $   9.91                 4,090
AXA Premier VIP Technology .............     Class B 1.65%       $  11.65                 1,431
AXA Premier VIP Technology .............     Class B 1.70%       $   9.87                   311
AXA Premier VIP Technology .............     Class B 1.80%       $   9.83                    25
AXA Premier VIP Technology .............     Class B 1.90%       $   9.79                    11
EQ/Alliance Common Stock ...............     Class B 0.50%       $ 316.20                    --
EQ/Alliance Common Stock ...............     Class B 0.95%       $ 276.12                     2
EQ/Alliance Common Stock ...............     Class B 1.20%       $ 256.01                   545
EQ/Alliance Common Stock ...............     Class B 1.25%       $  12.69                 9,642
EQ/Alliance Common Stock ...............     Class B 1.35%       $ 244.64                 1,138
EQ/Alliance Common Stock ...............     Class B 1.40%       $ 240.95                   838
EQ/Alliance Common Stock ...............     Class B 1.50%       $  12.62                18,381
EQ/Alliance Common Stock ...............     Class B 1.55%       $ 230.23                   370
EQ/Alliance Common Stock ...............     Class B 1.60%       $ 226.77                   586
EQ/Alliance Common Stock ...............     Class B 1.65%       $  12.58                 5,402
EQ/Alliance Common Stock ...............     Class B 1.70%       $ 219.99                    73
EQ/Alliance Common Stock ...............     Class B 1.80%       $ 213.39                     4
EQ/Alliance Common Stock ...............     Class B 1.90%       $ 206.99                     2
EQ/Alliance Growth and Income ..........     Class B 0.50%       $  32.70                    --
EQ/Alliance Growth and Income ..........     Class B 0.95%       $  30.93                     1
EQ/Alliance Growth and Income ..........     Class B 1.20%       $  29.99                 4,757
EQ/Alliance Growth and Income ..........     Class B 1.25%       $  12.64                 6,550

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                   841
EQ/Alliance Growth and Income ..........................     Class B 1.40%        $ 29.26                 6,841
EQ/Alliance Growth and Income ..........................     Class B 1.50%        $ 12.57                10,255
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                   557
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 3,197
EQ/Alliance Growth and Income ..........................     Class B 1.65%        $ 12.53                 4,328
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                   618
EQ/Alliance Growth and Income ..........................     Class B 1.80%        $ 27.84                    37
EQ/Alliance Growth and Income ..........................     Class B 1.90%        $ 27.49                    10
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                    --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%        $ 19.77                     3
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%        $ 19.05                 3,491
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%        $ 10.17                 1,844
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,100
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%        $ 18.49                 5,175
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%        $ 10.11                 2,914
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                   873
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 2,881
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%        $ 10.07                 1,398
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                   481
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%        $ 17.41                     7
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%        $ 17.15                     3
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                    --
EQ/Alliance International ..............................     Class B 0.95%        $ 15.79                     8
EQ/Alliance International ..............................     Class B 1.20%        $ 15.37                 5,792
EQ/Alliance International ..............................     Class B 1.25%        $ 14.88                 5,355
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 2,553
EQ/Alliance International ..............................     Class B 1.40%        $ 15.04                 8,041
EQ/Alliance International ..............................     Class B 1.50%        $ 14.80                 7,171
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 1,000
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 4,498
EQ/Alliance International ..............................     Class B 1.65%        $ 14.74                 3,716
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                 1,037
EQ/Alliance International ..............................     Class B 1.80%        $ 14.39                    27
EQ/Alliance International ..............................     Class B 1.90%        $ 14.24                    16
EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                    --
EQ/Alliance Large Cap Growth ...........................     Class B 0.95%        $  7.32                    66
EQ/Alliance Large Cap Growth ...........................     Class B 1.20%        $  7.20                 5,789
EQ/Alliance Large Cap Growth ...........................     Class B 1.25%        $ 12.58                 1,804
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 8,379
EQ/Alliance Large Cap Growth ...........................     Class B 1.40%        $  7.10                 8,965
EQ/Alliance Large Cap Growth ...........................     Class B 1.50%        $ 12.51                 2,395
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 9,117
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                14,352
EQ/Alliance Large Cap Growth ...........................     Class B 1.65%        $ 12.46                 1,386
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                 1,055
EQ/Alliance Large Cap Growth ...........................     Class B 1.80%        $  6.91                   205
EQ/Alliance Large Cap Growth ...........................     Class B 1.90%        $  6.86                    86
EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                    --
EQ/Alliance Quality Bond ...............................     Class B 0.95%        $ 16.81                     2
EQ/Alliance Quality Bond ...............................     Class B 1.20%        $ 16.29                 4,057
EQ/Alliance Quality Bond ...............................     Class B 1.25%        $ 10.54                 3,152
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   574
EQ/Alliance Quality Bond ...............................     Class B 1.40%        $ 15.90                 6,473
EQ/Alliance Quality Bond ...............................     Class B 1.50%        $ 10.47                 5,266
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   455

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                  Contract charges     Unit Value     Units Outstanding (000's)
                                                 ------------------   ------------   --------------------------
EQ/Alliance Quality Bond .....................     Class B 1.60%        $ 15.50                 2,753
EQ/Alliance Quality Bond .....................     Class B 1.65%        $ 10.44                 2,303
EQ/Alliance Quality Bond .....................     Class B 1.70%        $ 15.31                   573
EQ/Alliance Quality Bond .....................     Class B 1.80%        $ 15.12                     9
EQ/Alliance Quality Bond .....................     Class B 1.90%        $ 14.94                    24
EQ/Alliance Small Cap Growth .................     Class B 0.50%        $ 18.20                    --
EQ/Alliance Small Cap Growth .................     Class B 0.95%        $ 17.50                    25
EQ/Alliance Small Cap Growth .................     Class B 1.20%        $ 17.12                 3,815
EQ/Alliance Small Cap Growth .................     Class B 1.25%        $ 13.35                 2,764
EQ/Alliance Small Cap Growth .................     Class B 1.35%        $ 16.90                 4,499
EQ/Alliance Small Cap Growth .................     Class B 1.40%        $ 16.82                 5,243
EQ/Alliance Small Cap Growth .................     Class B 1.50%        $ 13.27                 3,772
EQ/Alliance Small Cap Growth .................     Class B 1.55%        $ 16.60                 1,979
EQ/Alliance Small Cap Growth .................     Class B 1.60%        $ 16.53                 3,839
EQ/Alliance Small Cap Growth .................     Class B 1.65%        $ 13.22                 1,783
EQ/Alliance Small Cap Growth .................     Class B 1.70%        $ 16.39                   372
EQ/Alliance Small Cap Growth .................     Class B 1.80%        $ 16.24                    27
EQ/Alliance Small Cap Growth .................     Class B 1.90%        $ 16.10                    15
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 10.37                    --
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 10.37                     9
EQ/Ariel Appreciation II .....................     Class B 1.25%        $ 10.36                    76
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 10.49                     2
EQ/Ariel Appreciation II .....................     Class B 1.40%        $ 10.36                    63
EQ/Ariel Appreciation II .....................     Class B 1.50%        $ 10.36                   149
EQ/Ariel Appreciation II .....................     Class B 1.55%        $ 10.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.60%        $ 10.36                    53
EQ/Ariel Appreciation II .....................     Class B 1.65%        $ 10.35                   118
EQ/Ariel Appreciation II .....................     Class B 1.70%        $ 10.35                    40
EQ/Ariel Appreciation II .....................     Class B 1.80%        $ 10.35                    --
EQ/Ariel Appreciation II .....................     Class B 1.90%        $ 10.35                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.50%        $  8.59                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.95%        $  8.32                     1
EQ/Bear Stearns Small Company Growth .........     Class B 1.20%        $  8.17                   554
EQ/Bear Stearns Small Company Growth .........     Class B 1.25%        $  8.15                 1,820
EQ/Bear Stearns Small Company Growth .........     Class B 1.35%        $  8.09                   287
EQ/Bear Stearns Small Company Growth .........     Class B 1.40%        $  8.06                 1,311
EQ/Bear Stearns Small Company Growth .........     Class B 1.50%        $  8.00                 2,774
EQ/Bear Stearns Small Company Growth .........     Class B 1.55%        $  7.97                   195
EQ/Bear Stearns Small Company Growth .........     Class B 1.60%        $  7.94                   410
EQ/Bear Stearns Small Company Growth .........     Class B 1.65%        $  7.91                 1,416
EQ/Bear Stearns Small Company Growth .........     Class B 1.70%        $  7.89                   242
EQ/Bear Stearns Small Company Growth .........     Class B 1.80%        $  7.83                    --
EQ/Bear Stearns Small Company Growth .........     Class B 1.90%        $  7.77                    --
EQ/Bernstein Diversified Value ...............     Class B 0.50%        $ 16.05                    --
EQ/Bernstein Diversified Value ...............     Class B 0.95%        $ 15.48                    46
EQ/Bernstein Diversified Value ...............     Class B 1.20%        $ 15.17                14,461
EQ/Bernstein Diversified Value ...............     Class B 1.25%        $ 12.77                 9,974
EQ/Bernstein Diversified Value ...............     Class B 1.35%        $ 14.99                 8,002
EQ/Bernstein Diversified Value ...............     Class B 1.40%        $ 14.93                21,943
EQ/Bernstein Diversified Value ...............     Class B 1.50%        $ 12.69                14,454
EQ/Bernstein Diversified Value ...............     Class B 1.55%        $ 14.75                 5,091
EQ/Bernstein Diversified Value ...............     Class B 1.60%        $ 14.69                15,585
EQ/Bernstein Diversified Value ...............     Class B 1.65%        $ 12.65                 9,522
EQ/Bernstein Diversified Value ...............     Class B 1.70%        $ 14.57                 2,363
EQ/Bernstein Diversified Value ...............     Class B 1.80%        $ 14.45                   149

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 1.90%        $ 14.33                    28
EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 0.95%        $  6.10                     4
EQ/Boston Advisors Equity Income ..........     Class B 1.20%        $  5.99                 1,681
EQ/Boston Advisors Equity Income ..........     Class B 1.25%        $  5.97                 3,884
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   983
EQ/Boston Advisors Equity Income ..........     Class B 1.40%        $  5.90                 3,461
EQ/Boston Advisors Equity Income ..........     Class B 1.50%        $  5.86                 7,594
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   536
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                 1,277
EQ/Boston Advisors Equity Income ..........     Class B 1.65%        $  5.80                 3,177
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                   326
EQ/Boston Advisors Equity Income ..........     Class B 1.80%        $  5.74                     3
EQ/Boston Advisors Equity Income ..........     Class B 1.90%        $  5.69                    24
EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 0.95%        $  8.93                    --
EQ/Calvert Socially Responsible ...........     Class B 1.20%        $  8.79                   723
EQ/Calvert Socially Responsible ...........     Class B 1.25%        $ 11.53                   679
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                   557
EQ/Calvert Socially Responsible ...........     Class B 1.40%        $  8.68                   933
EQ/Calvert Socially Responsible ...........     Class B 1.50%        $ 11.47                   570
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    65
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                   468
EQ/Calvert Socially Responsible ...........     Class B 1.65%        $ 11.43                   571
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                   314
EQ/Calvert Socially Responsible ...........     Class B 1.80%        $  8.46                     3
EQ/Calvert Socially Responsible ...........     Class B 1.90%        $  8.40                    --
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                    --
EQ/Capital Guardian Growth ................     Class B 0.95%        $ 12.82                     5
EQ/Capital Guardian Growth ................     Class B 1.20%        $ 12.54                 2,062
EQ/Capital Guardian Growth ................     Class B 1.25%        $ 11.27                 1,914
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                 8,004
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 12.32                 2,074
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.21                 1,697
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                 2,470
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                 2,581
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.17                 2,419
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                   351
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 11.90                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 11.79                     3
EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 12.68                    49
EQ/Capital Guardian International .........     Class B 1.20%        $ 12.47                 7,621
EQ/Capital Guardian International .........     Class B 1.25%        $ 14.52                 5,898
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                 3,695
EQ/Capital Guardian International .........     Class B 1.40%        $ 12.30                 9,574
EQ/Capital Guardian International .........     Class B 1.50%        $ 14.43                 5,867
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                 2,599
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                11,032
EQ/Capital Guardian International .........     Class B 1.65%        $ 14.38                 7,243
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                 2,337
EQ/Capital Guardian International .........     Class B 1.80%        $ 11.97                    54
EQ/Capital Guardian International .........     Class B 1.90%        $ 11.89                    31
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 12.15                    51
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 11.95                 7,166

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 12.31                 4,008
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                13,004
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 11.78                 7,742
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 12.24                 4,062
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 5,540
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                11,228
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 12.20                 4,879
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                 1,585
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 11.47                    82
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 11.40                    23
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 11.92                    31
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 11.72                13,164
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 12.20                 7,792
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 5,254
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 11.56                15,157
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 12.13                 7,494
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 3,879
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                14,266
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 12.09                 7,725
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                 2,349
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 11.25                   106
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 11.17                    30
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 10.42                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 10.41                   161
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 10.40                   732
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    18
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 10.39                   277
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 10.39                 1,183
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    65
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                   113
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 10.38                   563
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    81
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.37                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.36                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 27.69                    11
EQ/Equity 500 Index .......................     Class B 1.20%        $ 26.88                 8,383
EQ/Equity 500 Index .......................     Class B 1.25%        $ 12.09                10,047
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 8,100
EQ/Equity 500 Index .......................     Class B 1.40%        $ 26.24                11,790
EQ/Equity 500 Index .......................     Class B 1.50%        $ 12.02                14,502
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 3,726
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                10,127
EQ/Equity 500 Index .......................     Class B 1.65%        $ 11.98                 7,495
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                 1,604
EQ/Equity 500 Index .......................     Class B 1.80%        $ 25.01                   249
EQ/Equity 500 Index .......................     Class B 1.90%        $ 24.71                    18
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $  9.76                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.75                    38
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.75                   100
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                    16
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.75                    48
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.75                   228

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Evergreen International Bond ..........     Class B 1.55%        $  9.74                     9
EQ/Evergreen International Bond ..........     Class B 1.60%        $  9.74                    36
EQ/Evergreen International Bond ..........     Class B 1.65%        $  9.74                   172
EQ/Evergreen International Bond ..........     Class B 1.70%        $  9.74                     8
EQ/Evergreen International Bond ..........     Class B 1.80%        $  9.74                     4
EQ/Evergreen International Bond ..........     Class B 1.90%        $  9.74                    --
EQ/Evergreen Omega .......................     Class B 0.50%        $  9.07                    --
EQ/Evergreen Omega .......................     Class B 0.95%        $  8.79                     9
EQ/Evergreen Omega .......................     Class B 1.20%        $  8.63                 2,770
EQ/Evergreen Omega .......................     Class B 1.25%        $ 11.61                 1,920
EQ/Evergreen Omega .......................     Class B 1.35%        $  8.54                   431
EQ/Evergreen Omega .......................     Class B 1.40%        $  8.51                 3,403
EQ/Evergreen Omega .......................     Class B 1.50%        $ 11.54                 2,383
EQ/Evergreen Omega .......................     Class B 1.55%        $  8.42                   349
EQ/Evergreen Omega .......................     Class B 1.60%        $  8.39                 2,184
EQ/Evergreen Omega .......................     Class B 1.65%        $ 11.50                 1,528
EQ/Evergreen Omega .......................     Class B 1.70%        $  8.33                   280
EQ/Evergreen Omega .......................     Class B 1.80%        $  8.27                     6
EQ/Evergreen Omega .......................     Class B 1.90%        $  8.21                     7
EQ/FI Mid Cap ............................     Class B 0.50%        $ 12.23                    --
EQ/FI Mid Cap ............................     Class B 0.95%        $ 11.94                    39
EQ/FI Mid Cap ............................     Class B 1.20%        $ 11.78                12,783
EQ/FI Mid Cap ............................     Class B 1.25%        $ 13.66                 6,968
EQ/FI Mid Cap ............................     Class B 1.35%        $ 11.69                 2,752
EQ/FI Mid Cap ............................     Class B 1.40%        $ 11.66                16,419
EQ/FI Mid Cap ............................     Class B 1.50%        $ 13.58                 9,581
EQ/FI Mid Cap ............................     Class B 1.55%        $ 11.56                 4,297
EQ/FI Mid Cap ............................     Class B 1.60%        $ 11.53                10,309
EQ/FI Mid Cap ............................     Class B 1.65%        $ 13.53                 5,920
EQ/FI Mid Cap ............................     Class B 1.70%        $ 11.47                 1,556
EQ/FI Mid Cap ............................     Class B 1.80%        $ 11.41                    89
EQ/FI Mid Cap ............................     Class B 1.90%        $ 11.35                    16
EQ/FI Mid Cap Value ......................     Class B 0.50%        $ 17.04                    --
EQ/FI Mid Cap Value ......................     Class B 0.95%        $ 16.38                    13
EQ/FI Mid Cap Value ......................     Class B 1.20%        $ 16.03                 8,724
EQ/FI Mid Cap Value ......................     Class B 1.25%        $ 14.15                 6,055
EQ/FI Mid Cap Value ......................     Class B 1.35%        $ 15.82                 2,388
EQ/FI Mid Cap Value ......................     Class B 1.40%        $ 15.75                12,611
EQ/FI Mid Cap Value ......................     Class B 1.50%        $ 14.06                 8,875
EQ/FI Mid Cap Value ......................     Class B 1.55%        $ 15.54                 3,279
EQ/FI Mid Cap Value ......................     Class B 1.60%        $ 15.47                 7,278
EQ/FI Mid Cap Value ......................     Class B 1.65%        $ 14.02                 4,526
EQ/FI Mid Cap Value ......................     Class B 1.70%        $ 15.34                 1,107
EQ/FI Mid Cap Value ......................     Class B 1.80%        $ 15.20                    73
EQ/FI Mid Cap Value ......................     Class B 1.90%        $ 15.07                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 0.50%        $ 10.56                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 0.95%        $ 10.53                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.20%        $ 10.51                    81
EQ/GAMCO Mergers and Acquisition .........     Class B 1.25%        $ 10.51                   475
EQ/GAMCO Mergers and Acquisition .........     Class B 1.35%        $ 10.50                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 1.40%        $ 10.50                   348
EQ/GAMCO Mergers and Acquisition .........     Class B 1.50%        $ 10.49                   749
EQ/GAMCO Mergers and Acquisition .........     Class B 1.55%        $ 10.49                    11
EQ/GAMCO Mergers and Acquisition .........     Class B 1.60%        $ 10.49                   107
EQ/GAMCO Mergers and Acquisition .........     Class B 1.65%        $ 10.48                   442
EQ/GAMCO Mergers and Acquisition .........     Class B 1.70%        $ 10.48                    77

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/GAMCO Mergers and Acquisition .........     Class B 1.80%        $ 10.47                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.90%        $ 10.46                    --
EQ/GAMCO Small Company Value .............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value .............     Class B 0.95%        $ 25.17                    --
EQ/GAMCO Small Company Value .............     Class B 1.20%        $ 24.09                   297
EQ/GAMCO Small Company Value .............     Class B 1.25%        $ 23.87                 1,166
EQ/GAMCO Small Company Value .............     Class B 1.35%        $ 23.46                   170
EQ/GAMCO Small Company Value .............     Class B 1.40%        $ 23.25                   626
EQ/GAMCO Small Company Value .............     Class B 1.50%        $ 22.84                 2,015
EQ/GAMCO Small Company Value .............     Class B 1.55%        $ 22.64                   111
EQ/GAMCO Small Company Value .............     Class B 1.60%        $ 22.44                   339
EQ/GAMCO Small Company Value .............     Class B 1.65%        $ 22.24                   802
EQ/GAMCO Small Company Value .............     Class B 1.70%        $ 22.05                    79
EQ/GAMCO Small Company Value .............     Class B 1.80%        $ 21.66                    --
EQ/GAMCO Small Company Value .............     Class B 1.90%        $ 21.28                     6
EQ/International Growth ..................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ..................     Class B 0.95%        $ 11.53                    --
EQ/International Growth ..................     Class B 1.20%        $ 11.51                    40
EQ/International Growth ..................     Class B 1.25%        $ 11.51                   358
EQ/International Growth ..................     Class B 1.35%        $ 11.50                    28
EQ/International Growth ..................     Class B 1.40%        $ 11.49                    65
EQ/International Growth ..................     Class B 1.50%        $ 11.49                   371
EQ/International Growth ..................     Class B 1.55%        $ 11.48                     5
EQ/International Growth ..................     Class B 1.60%        $ 11.48                    98
EQ/International Growth ..................     Class B 1.65%        $ 11.48                   373
EQ/International Growth ..................     Class B 1.70%        $ 11.47                    56
EQ/International Growth ..................     Class B 1.80%        $ 11.46                    --
EQ/International Growth ..................     Class B 1.90%        $ 11.46                    --
EQ/Janus Large Cap Growth ................     Class B 0.50%        $  6.67                    --
EQ/Janus Large Cap Growth ................     Class B 0.95%        $  6.51                    23
EQ/Janus Large Cap Growth ................     Class B 1.20%        $  6.43                 5,457
EQ/Janus Large Cap Growth ................     Class B 1.25%        $ 12.29                 1,330
EQ/Janus Large Cap Growth ................     Class B 1.35%        $  6.38                 1,270
EQ/Janus Large Cap Growth ................     Class B 1.40%        $  6.36                 7,526
EQ/Janus Large Cap Growth ................     Class B 1.50%        $ 12.22                 2,328
EQ/Janus Large Cap Growth ................     Class B 1.55%        $  6.31                 5,127
EQ/Janus Large Cap Growth ................     Class B 1.60%        $  6.29                 6,287
EQ/Janus Large Cap Growth ................     Class B 1.65%        $ 12.18                 1,201
EQ/Janus Large Cap Growth ................     Class B 1.70%        $  6.26                   788
EQ/Janus Large Cap Growth ................     Class B 1.80%        $  6.22                    57
EQ/Janus Large Cap Growth ................     Class B 1.90%        $  6.19                    35
EQ/JPMorgan Core Bond ....................     Class B 0.50%        $ 14.95                    --
EQ/JPMorgan Core Bond ....................     Class B 0.95%        $ 14.42                    28
EQ/JPMorgan Core Bond ....................     Class B 1.20%        $ 14.13                11,494
EQ/JPMorgan Core Bond ....................     Class B 1.25%        $ 10.60                10,091
EQ/JPMorgan Core Bond ....................     Class B 1.35%        $ 13.96                 8,972
EQ/JPMorgan Core Bond ....................     Class B 1.40%        $ 13.90                17,324
EQ/JPMorgan Core Bond ....................     Class B 1.50%        $ 10.53                13,723
EQ/JPMorgan Core Bond ....................     Class B 1.55%        $ 13.73                 8,015
EQ/JPMorgan Core Bond ....................     Class B 1.60%        $ 13.68                14,021
EQ/JPMorgan Core Bond ....................     Class B 1.65%        $ 10.50                 7,995
EQ/JPMorgan Core Bond ....................     Class B 1.70%        $ 13.57                 1,527
EQ/JPMorgan Core Bond ....................     Class B 1.80%        $ 13.46                   207
EQ/JPMorgan Core Bond ....................     Class B 1.90%        $ 13.35                    51
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 0.95%        $ 14.01                    14

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 1.20%        $ 13.71                 3,795
EQ/JPMorgan Value Opportunities ..........     Class B 1.25%        $ 12.34                 1,298
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                13,350
EQ/JPMorgan Value Opportunities ..........     Class B 1.40%        $ 13.47                 4,419
EQ/JPMorgan Value Opportunities ..........     Class B 1.50%        $ 12.27                 1,359
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                 4,589
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                 4,803
EQ/JPMorgan Value Opportunities ..........     Class B 1.65%        $ 12.22                 1,018
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                   347
EQ/JPMorgan Value Opportunities ..........     Class B 1.80%        $ 13.01                    93
EQ/JPMorgan Value Opportunities ..........     Class B 1.90%        $ 12.89                    17
EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                    --
EQ/Lazard Small Cap Value ................     Class B 0.95%        $ 17.74                    15
EQ/Lazard Small Cap Value ................     Class B 1.20%        $ 17.38                 7,963
EQ/Lazard Small Cap Value ................     Class B 1.25%        $ 13.08                 6,948
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                 5,204
EQ/Lazard Small Cap Value ................     Class B 1.40%        $ 17.10                10,810
EQ/Lazard Small Cap Value ................     Class B 1.50%        $ 13.01                 9,487
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                 2,629
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                 6,888
EQ/Lazard Small Cap Value ................     Class B 1.65%        $ 12.96                 5,307
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                   991
EQ/Lazard Small Cap Value ................     Class B 1.80%        $ 16.55                    90
EQ/Lazard Small Cap Value ................     Class B 1.90%        $ 16.42                    26
EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 0.95%        $ 10.65                    --
EQ/Legg Mason Value Equity ...............     Class B 1.20%        $ 10.64                    93
EQ/Legg Mason Value Equity ...............     Class B 1.25%        $ 10.64                   386
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    41
EQ/Legg Mason Value Equity ...............     Class B 1.40%        $ 10.64                   315
EQ/Legg Mason Value Equity ...............     Class B 1.50%        $ 10.64                   614
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                   113
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                   195
EQ/Legg Mason Value Equity ...............     Class B 1.65%        $ 10.63                   563
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                   144
EQ/Legg Mason Value Equity ...............     Class B 1.80%        $ 10.63                    --
EQ/Legg Mason Value Equity ...............     Class B 1.90%        $ 10.63                    --
EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 0.95%        $ 10.03                    --
EQ/Long Term Bond ........................     Class B 1.20%        $ 10.01                   139
EQ/Long Term Bond ........................     Class B 1.25%        $ 10.01                   753
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    55
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.00                   420
EQ/Long Term Bond ........................     Class B 1.50%        $  9.99                 1,556
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                    30
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                   431
EQ/Long Term Bond ........................     Class B 1.65%        $  9.98                   743
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   173
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.96                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 10.63                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 10.61                    94
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 10.61                   757
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    93
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 10.59                   171

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 10.59                   807
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    58
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                   135
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 10.58                   874
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    83
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 10.57                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 10.56                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 10.59                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 10.57                    54
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 10.57                   415
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    74
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 10.56                   153
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 10.55                   534
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                    45
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                   132
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 10.54                   527
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    84
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 10.53                     4
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 10.52                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 11.18                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 11.16                   444
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 11.16                 1,971
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   210
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 11.14                   890
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 11.14                 2,560
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   120
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   490
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 11.13                 2,163
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                   290
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 11.11                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 11.11                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 15.51                     7
EQ/Marsico Focus .........................     Class B 1.20%        $ 15.34                14,341
EQ/Marsico Focus .........................     Class B 1.25%        $ 12.63                12,004
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 2,123
EQ/Marsico Focus .........................     Class B 1.40%        $ 15.21                20,640
EQ/Marsico Focus .........................     Class B 1.50%        $ 12.56                14,932
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,390
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                11,276
EQ/Marsico Focus .........................     Class B 1.65%        $ 12.51                11,881
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                 2,354
EQ/Marsico Focus .........................     Class B 1.80%        $ 14.94                    73
EQ/Marsico Focus .........................     Class B 1.90%        $ 14.88                     5
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 21.00                     3
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 20.54                 5,635
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 12.14                 6,492
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 3,782
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 20.18                 7,988
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 12.06                 8,863
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 1,147
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 4,227
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 12.02                 4,888

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                   849
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 19.49                    56
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 19.32                    19
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 19.13                    36
EQ/Mercury International Value ...........     Class B 1.20%        $ 18.71                 4,933
EQ/Mercury International Value ...........     Class B 1.25%        $ 14.61                 5,025
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 7,759
EQ/Mercury International Value ...........     Class B 1.40%        $ 18.39                 6,535
EQ/Mercury International Value ...........     Class B 1.50%        $ 14.52                 7,184
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 3,145
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                 4,992
EQ/Mercury International Value ...........     Class B 1.65%        $ 14.47                 4,026
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                   782
EQ/Mercury International Value ...........     Class B 1.80%        $ 17.75                    61
EQ/Mercury International Value ...........     Class B 1.90%        $ 17.60                    10
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 14.70                    29
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 14.38                 1,516
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 12.27                   992
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 6,697
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 14.13                 2,081
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.20                 1,605
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 2,422
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                 3,566
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.16                   705
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                   184
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 13.64                    10
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 13.52                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $  9.77                     6
EQ/MFS Investors Trust ...................     Class B 1.20%        $  9.60                 3,821
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 12.32                 1,065
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                 4,802
EQ/MFS Investors Trust ...................     Class B 1.40%        $  9.46                 4,535
EQ/MFS Investors Trust ...................     Class B 1.50%        $ 12.25                 1,164
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                 4,965
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                 7,849
EQ/MFS Investors Trust ...................     Class B 1.65%        $ 12.21                 1,271
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                   603
EQ/MFS Investors Trust ...................     Class B 1.80%        $  9.20                    76
EQ/MFS Investors Trust ...................     Class B 1.90%        $  9.13                     6
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                   162
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                    --
EQ/Money Market ..........................     Class B 0.95%        $ 31.50                    11
EQ/Money Market ..........................     Class B 1.20%        $ 29.61                 1,411
EQ/Money Market ..........................     Class B 1.25%        $ 10.06                 2,172
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 2,619
EQ/Money Market ..........................     Class B 1.40%        $ 28.17                 2,307
EQ/Money Market ..........................     Class B 1.50%        $ 10.00                 6,802
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,954
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 4,058
EQ/Money Market ..........................     Class B 1.65%        $  9.97                 2,041
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                   845
EQ/Money Market ..........................     Class B 1.80%        $ 25.51                    22
EQ/Money Market ..........................     Class B 1.90%        $ 24.88                    10

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  4.74                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.66                   137
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.64                 1,014
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.61                    47
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.59                   525
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.56                 1,829
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.54                    14
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.53                   172
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.51                   883
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.49                    72
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.46                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.43                    --
EQ/PIMCO Real Return ................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return ................     Class B 0.95%        $  9.96                    --
EQ/PIMCO Real Return ................     Class B 1.20%        $  9.94                 1,269
EQ/PIMCO Real Return ................     Class B 1.25%        $  9.94                 2,883
EQ/PIMCO Real Return ................     Class B 1.35%        $  9.93                   308
EQ/PIMCO Real Return ................     Class B 1.40%        $  9.93                 1,434
EQ/PIMCO Real Return ................     Class B 1.50%        $  9.92                 4,644
EQ/PIMCO Real Return ................     Class B 1.55%        $  9.92                   300
EQ/PIMCO Real Return ................     Class B 1.60%        $  9.92                   848
EQ/PIMCO Real Return ................     Class B 1.65%        $  9.91                 3,300
EQ/PIMCO Real Return ................     Class B 1.70%        $  9.91                   286
EQ/PIMCO Real Return ................     Class B 1.80%        $  9.90                     4
EQ/PIMCO Real Return ................     Class B 1.90%        $  9.90                     8
EQ/Short Duration Bond ..............     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 10.01                    --
EQ/Short Duration Bond ..............     Class B 1.20%        $  9.99                   189
EQ/Short Duration Bond ..............     Class B 1.25%        $  9.99                   333
EQ/Short Duration Bond ..............     Class B 1.35%        $  9.98                    57
EQ/Short Duration Bond ..............     Class B 1.40%        $  9.98                   245
EQ/Short Duration Bond ..............     Class B 1.50%        $  9.97                   400
EQ/Short Duration Bond ..............     Class B 1.55%        $  9.97                    25
EQ/Short Duration Bond ..............     Class B 1.60%        $  9.96                   132
EQ/Short Duration Bond ..............     Class B 1.65%        $  9.96                   402
EQ/Short Duration Bond ..............     Class B 1.70%        $  9.96                    60
EQ/Short Duration Bond ..............     Class B 1.80%        $  9.95                     1
EQ/Short Duration Bond ..............     Class B 1.90%        $  9.94                     8
EQ/Small Company Index ..............     Class B 0.50%        $ 15.81                    --
EQ/Small Company Index ..............     Class B 0.95%        $ 15.25                    15
EQ/Small Company Index ..............     Class B 1.20%        $ 14.94                 3,854
EQ/Small Company Index ..............     Class B 1.25%        $ 12.84                 2,861
EQ/Small Company Index ..............     Class B 1.35%        $ 14.76                 2,139
EQ/Small Company Index ..............     Class B 1.40%        $ 14.70                 5,841
EQ/Small Company Index ..............     Class B 1.50%        $ 12.76                 4,236
EQ/Small Company Index ..............     Class B 1.55%        $ 14.52                   854
EQ/Small Company Index ..............     Class B 1.60%        $ 14.46                 3,372
EQ/Small Company Index ..............     Class B 1.65%        $ 12.72                 2,210
EQ/Small Company Index ..............     Class B 1.70%        $ 14.35                   596
EQ/Small Company Index ..............     Class B 1.80%        $ 14.23                    18
EQ/Small Company Index ..............     Class B 1.90%        $ 14.12                     6
EQ/TCW Equity .......................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity .......................     Class B 0.95%        $ 18.71                    --
EQ/TCW Equity .......................     Class B 1.20%        $ 17.90                    88
EQ/TCW Equity .......................     Class B 1.25%        $ 17.74                   688

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.35%        $ 17.43                   160
EQ/TCW Equity .................................     Class B 1.40%        $ 17.28                   231
EQ/TCW Equity .................................     Class B 1.50%        $ 16.98                   847
EQ/TCW Equity .................................     Class B 1.55%        $ 16.83                    15
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                   146
EQ/TCW Equity .................................     Class B 1.65%        $ 16.53                   526
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    41
EQ/TCW Equity .................................     Class B 1.80%        $ 16.10                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 15.82                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  5.71                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  5.61                   215
EQ/UBS Growth and Income ......................     Class B 1.25%        $  5.59                 1,420
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   169
EQ/UBS Growth and Income ......................     Class B 1.40%        $  5.53                   450
EQ/UBS Growth and Income ......................     Class B 1.50%        $  5.49                 2,805
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   102
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                   286
EQ/UBS Growth and Income ......................     Class B 1.65%        $  5.43                   952
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    69
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.37                    --
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.33                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 10.46                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 10.44                   393
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 10.44                 2,313
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   250
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 10.42                   630
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 10.42                 1,952
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                   131
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                   410
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 10.41                 2,852
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                   296
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 10.40                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 10.39                     2
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 14.42                     9
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 14.12                 4,095
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 18.41                 4,108
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 3,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 13.88                 8,800
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 18.31                 7,390
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,632
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                 5,043
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 18.24                 3,408
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                   755
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 13.42                    34
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 13.30                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 12.41                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 12.39                   133
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 12.38                   742
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    49
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 12.37                   471
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 12.36                   845
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    40

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                                                          Contract charges     Unit Value     Units Outstanding (000's)
                                                         ------------------   ------------   --------------------------
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.60%        $ 12.35                   172
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.65%        $ 12.35                   533
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.70%        $ 12.34                   179
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.80%        $ 12.34                    --
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.90%        $ 12.33                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.95%        $ 11.94                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.20%        $ 11.92                    25
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%        $ 11.87                   149
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.35%        $ 11.90                    15
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.40%        $ 11.90                    90
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%        $ 11.83                   287
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.55%        $ 11.89                     5
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.60%        $ 11.88                    40
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%        $ 11.81                   137
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%        $ 11.81                    34
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.80%        $ 11.87                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.90%        $ 11.86                    --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%        $ 10.79                   679
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%        $ 11.05                 1,352
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 2,005
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%        $ 10.99                 2,846
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%        $ 10.71                 1,084
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%        $ 10.95                 2,568
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%        $ 10.94                   784
U.S. Real Estate -- Class II .........................     Class B 1.20%        $ 14.69                   946
U.S. Real Estate -- Class II .........................     Class B 1.25%        $ 17.05                 3,476
U.S. Real Estate -- Class II .........................     Class B 1.40%        $ 14.63                 2,274
U.S. Real Estate -- Class II .........................     Class B 1.50%        $ 16.95                 6,143
U.S. Real Estate -- Class II .........................     Class B 1.60%        $ 14.58                   539
U.S. Real Estate -- Class II .........................     Class B 1.65%        $ 16.89                 2,639
U.S. Real Estate -- Class II .........................     Class B 1.70%        $ 16.87                   410

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         AXA            AXA               AXA
                                                     Aggressive     Conservative   Conservative-Plus
                                                     Allocation      Allocation        Allocation
                                                   -------------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $19,066,261    $   6,132,925     $ 14,892,724
 Expenses:
  Asset-based charges ............................    5,341,512        2,300,586        4,631,260
                                                    -----------    -------------     ------------
Net Investment Income (Loss) .....................   13,724,749        3,832,339       10,261,464
                                                    -----------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,779,869        1,654,826        2,001,873
  Realized gain distribution from The Trusts .....           --          360,425        1,073,121
                                                    -----------    -------------     ------------
 Net realized gain (loss) ........................    2,779,869        2,015,251        3,074,994
                                                    -----------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,138,005       (3,482,583)      (4,457,903)
                                                    -----------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   19,917,874       (1,467,332)      (1,382,909)
                                                    -----------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $33,642,623    $   2,365,007     $  8,878,555
                                                    ===========    =============     ============

                                                         AXA            AXA
                                                      Moderate     Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation    Aggressive Equity      Core Bond
                                                   -------------- --------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $66,134,996    $ 95,043,900      $          --     $   21,663,659
 Expenses:
  Asset-based charges ............................   32,489,328      26,137,375          1,635,364          8,885,212
                                                    -----------    ------------      -------------     --------------
Net Investment Income (Loss) .....................   33,645,668      68,906,525         (1,635,364)        12,778,447
                                                    -----------    ------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   22,251,020       5,542,881           (886,071)          (504,254)
  Realized gain distribution from The Trusts .....           --              --                 --                 --
                                                    -----------    ------------      -------------     --------------
 Net realized gain (loss) ........................   22,251,020       5,542,881           (886,071)          (504,254)
                                                    -----------    ------------      -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   38,109,879      61,664,907          9,882,490        (10,201,214)
                                                    -----------    ------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   60,360,899      67,207,788          8,996,419        (10,705,468)
                                                    -----------    ------------      -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $94,006,567    $136,114,313      $   7,361,055     $    2,072,979
                                                    ===========    ============      =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                     Health Care       High Yield     International Equity
                                                  ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................   $  5,560,175    $   66,687,431         $11,293,440
 Expenses:
  Asset-based charges ...........................      2,995,939        12,552,150           3,937,718
                                                    ------------    --------------         -----------
Net Investment Income (Loss) ....................      2,564,236        54,135,281           7,355,722
                                                    ------------    --------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      6,014,000         1,318,187          14,295,712
  Realized gain distribution from The Trusts ....      6,084,500                --          10,607,166
                                                    ------------    --------------         -----------
 Net realized gain (loss) .......................     12,098,500         1,318,187          24,902,878
                                                    ------------    --------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,113,272)      (41,779,232)          6,546,929
                                                    ------------    --------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      9,985,228       (40,461,045)         31,449,807
                                                    ------------    --------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ 12,549,464    $   13,674,236         $38,805,529
                                                    ============    ==============         ===========

                                                      AXA Premier VIP       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                   Large Cap Core Equity   Large Cap Growth   Large Cap Value    Mid Cap Growth
                                                  ----------------------- ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $1,113,569           $         --      $ 11,843,495     $    5,529,239
 Expenses:
  Asset-based charges ...........................        2,022,374              4,008,139         5,649,138          4,958,442
                                                        ----------           ------------      ------------     --------------
Net Investment Income (Loss) ....................         (908,805)            (4,008,139)        6,194,357            570,797
                                                        ----------           ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        5,758,096             13,100,910        13,463,668         18,211,482
  Realized gain distribution from The Trusts ....        2,759,422                     --         9,534,500         42,659,263
                                                        ----------           ------------      ------------     --------------
 Net realized gain (loss) .......................        8,517,518             13,100,910        22,998,168         60,870,745
                                                        ----------           ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .................          (19,935)             7,837,804        (7,177,612)       (37,444,435)
                                                        ----------           ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        8,497,583             20,938,714        15,820,556         23,426,310
                                                        ----------           ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $7,588,778           $ 16,930,575      $ 22,014,913     $   23,997,107
                                                        ==========           ============      ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP    EQ/Alliance
                                                     Mid Cap Value       Technology     Common Stock
                                                   ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   25,150,713     $         --     $ 10,142,220
 Expenses:
  Asset-based charges ............................       5,146,221        3,186,172       17,116,849
                                                    --------------     ------------     ------------
Net Investment Income (Loss) .....................      20,004,492       (3,186,172)      (6,974,629)
                                                    --------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      20,174,993        5,421,524       (5,767,868)
  Realized gain distribution from The Trusts .....      54,780,774               --               --
                                                    --------------     ------------     ------------
 Net realized gain (loss) ........................      74,955,767        5,421,524       (5,767,868)
                                                    --------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (74,529,545)      18,489,524       48,413,896
                                                    --------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         426,222       23,911,048       42,646,028
                                                    --------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   20,430,714     $ 20,724,876     $ 35,671,399
                                                    ==============     ============     ============

                                                                         EQ/Alliance
                                                                        Intermediate                     EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance       Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    7,550,240     $ 11,289,934    $ 7,687,103    $           --
 Expenses:
  Asset-based charges ............................        9,994,646        4,679,031      6,435,742         5,073,503
                                                     --------------     ------------    -----------    --------------
Net Investment Income (Loss) .....................       (2,444,406)       6,610,903      1,251,361        (5,073,503)
                                                     --------------     ------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,618,241       (2,313,146)    16,950,829       (14,432,807)
  Realized gain distribution from The Trusts .....       22,706,491               --             --                --
                                                     --------------     ------------    -----------    --------------
 Net realized gain (loss) ........................       45,324,732       (2,313,146)    16,950,829       (14,432,807)
                                                     --------------     ------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (14,132,714)      (4,911,759)    47,673,227        64,096,603
                                                     --------------     ------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,192,018       (7,224,905)    64,624,056        49,663,796
                                                     --------------     ------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   28,747,612     $   (614,002)   $65,875,417    $   44,590,293
                                                     ==============     ============    ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance           EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II (b)
                                                   -------------- ------------------ ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 13,076,094     $         --           $16,663
 Expenses:
  Asset-based charges ............................     4,784,077        5,710,322             6,736
                                                    ------------     ------------           -------
Net Investment Income (Loss) .....................     8,292,017       (5,710,322)            9,927
                                                    ------------     ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        17,226       11,267,745             1,413
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------     ------------           -------
 Net realized gain (loss) ........................        17,226       11,267,745             1,413
                                                    ------------     ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,500,079)      33,805,069            44,688
                                                    ------------     ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,482,853)      45,072,814            46,101
                                                    ------------     ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  1,809,164     $ 39,362,492           $56,028
                                                    ============     ============           =======

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,130,711       $ 16,013,806          $1,761,258        $       --
 Expenses:
  Asset-based charges ............................       430,250         19,406,779           1,181,187           541,250
                                                      ----------       ------------          ----------        ----------
Net Investment Income (Loss) .....................       700,461         (3,392,973)            580,071          (541,250)
                                                      ----------       ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       298,191         32,045,190             752,686         1,261,552
  Realized gain distribution from The Trusts .....            --         28,902,431                  --         1,568,995
                                                      ----------       ------------          ----------        ----------
 Net realized gain (loss) ........................       298,191         60,947,621             752,686         2,830,547
                                                      ----------       ------------          ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         (2,991,585)          3,322,031           957,226
                                                      ----------       ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,950,932         57,956,036           4,074,717         3,787,773
                                                      ----------       ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,651,393       $ 54,563,063          $4,654,788        $3,246,523
                                                      ==========       ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   EQ/Capital Guardian   EQ/Capital Guardian   EQ/Capital Guardian
                                                          Growth            International            Research
                                                  --------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................     $    532,058           $ 9,426,925          $  3,822,836
 Expenses:
  Asset-based charges ...........................        3,550,559             8,750,479             9,854,745
                                                      ------------           -----------          ------------
Net Investment Income (Loss) ....................       (3,018,501)              676,446            (6,031,909)
                                                      ------------           -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........       (6,153,529)           17,128,896            24,784,915
  Realized gain distribution from The Trusts ....               --               811,779                    --
                                                      ------------           -----------          ------------
 Net realized gain (loss) .......................       (6,153,529)           17,940,675            24,784,915
                                                      ------------           -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................       19,679,168            76,229,988            11,921,863
                                                      ------------           -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       13,525,639            94,170,663            36,706,778
                                                      ------------           -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................     $ 10,507,138           $94,847,109          $ 30,674,869
                                                      ============           ===========          ============

                                                                                                              EQ/Evergreen
                                                   EQ/Capital Guardian    EQ/Caywood-Scholl      EQ/Equity    International
                                                       U.S. Equity       High Yield Bond (a)     500 Index      Bond (b)
                                                  --------------------- --------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................    $    4,616,980         $   1,671,566      $ 20,086,166    $       --
 Expenses:
  Asset-based charges ...........................        12,190,435               135,138        21,352,943         7,035
                                                     --------------         -------------      ------------    ----------
Net Investment Income (Loss) ....................        (7,573,455)            1,536,428        (1,266,777)       (7,035)
                                                     --------------         -------------      ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        22,206,838                22,687        22,001,002         1,805
  Realized gain distribution from The Trusts ....        44,168,753                    --        27,662,057            --
                                                     --------------         -------------      ------------    ----------
 Net realized gain (loss) .......................        66,375,591                22,687        49,663,059         1,805
                                                     --------------         -------------      ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .................       (19,921,225)           (1,317,445)       (4,285,559)     (110,331)
                                                     --------------         -------------      ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        46,454,366            (1,294,758)       45,377,500      (108,526)
                                                     --------------         -------------      ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $   38,880,911         $     241,670      $ 44,110,723    $ (115,561)
                                                     ==============         =============      ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega           Mid Cap       Mid Cap Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,370   $   60,558,085   $   35,773,837
 Expenses:
  Asset-based charges ............................      2,015,028       11,225,056       10,359,216
                                                    -------------   --------------   --------------
Net Investment Income (Loss) .....................     (1,963,658)      49,333,029       25,414,621
                                                    -------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,699,515       27,338,025       20,467,846
  Realized gain distribution from The Trusts .....      4,331,217       50,668,992       49,829,217
                                                    -------------   --------------   --------------
 Net realized gain (loss) ........................      9,030,732       78,007,017       70,297,063
                                                    -------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,453,673)     (85,356,433)     (25,159,259)
                                                    -------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,577,059       (7,349,416)      45,137,804
                                                    -------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   3,613,401   $   41,983,613   $   70,552,425
                                                    =============   ==============   ==============

                                                        EQ/GAMCO          EQ/GAMCO                           EQ/Janus
                                                       Mergers and     Small Company   EQ/International     Large Cap
                                                    Acquisitions (a)       Value          Growth (a)          Growth
                                                   ------------------ --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   448,313      $     805,682       $103,954       $      3,572
 Expenses:
  Asset-based charges ............................        108,839          1,179,434         56,432          3,042,673
                                                      -----------      -------------       --------       ------------
Net Investment Income (Loss) .....................        339,474           (373,752)        47,522         (3,039,101)
                                                      -----------      -------------       --------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         30,731            711,478        115,195          2,702,596
  Realized gain distribution from The Trusts .....         54,301          7,880,970             --                 --
                                                      -----------      -------------       --------       ------------
 Net realized gain (loss) ........................         85,032          8,592,448        115,195          2,702,596
                                                      -----------      -------------       --------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (204,505)        (4,895,218)       809,860         12,878,013
                                                      -----------      -------------       --------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (119,473)         3,697,230        925,055         15,580,609
                                                      -----------      -------------       --------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   220,001      $   3,323,478       $972,577       $ 12,541,508
                                                      ===========      =============       ========       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      EQ/JPMorgan       EQ/Lazard
                                                      EQ/JPMorgan        Value          Small Cap
                                                       Core Bond     Opportunities        Value
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   40,437,942    $ 7,225,498    $   37,517,064
 Expenses:
  Asset-based charges ............................      16,370,551      6,816,174        11,913,670
                                                    --------------    -----------    --------------
Net Investment Income (Loss) .....................      24,067,391        409,324        25,603,394
                                                    --------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,334,160      6,392,598        30,042,843
  Realized gain distribution from The Trusts .....              --             --        40,159,354
                                                    --------------    -----------    --------------
 Net realized gain (loss) ........................       2,334,160      6,392,598        70,202,197
                                                    --------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (17,960,654)     4,422,921       (68,521,361)
                                                    --------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (15,626,494)    10,815,519         1,680,836
                                                    --------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    8,440,897    $11,224,843    $   27,284,230
                                                    ==============    ===========    ==============

                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   7,551        $  758,813       $  186,092         $  80,086
 Expenses:
  Asset-based charges ............................        29,432           192,758          138,623            97,603
                                                       ---------        ----------       ----------         ---------
Net Investment Income (Loss) .....................       (21,881)          566,055           47,469           (17,517)
                                                       ---------        ----------       ----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24,118          (135,108)          32,954            49,831
  Realized gain distribution from The Trusts .....            --           275,390               --                --
                                                       ---------        ----------       ----------         ---------
 Net realized gain (loss) ........................        24,118           140,282           32,954            49,831
                                                       ---------        ----------       ----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       123,666          (801,967)         985,547           603,584
                                                       ---------        ----------       ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       147,784          (661,685)       1,018,501           653,415
                                                       ---------        ----------       ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 125,903        $  (95,630)      $1,065,970         $ 635,898
                                                       =========        ==========       ==========         =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           EQ/Mercury
                                                      EQ/Lord Abbett      EQ/Marsico       Basic Value
                                                    Mid Cap Value (a)        Focus           Equity
                                                   ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  639,972      $          --    $    9,802,489
 Expenses:
  Asset-based charges ............................         449,063         14,954,933        10,119,995
                                                        ----------      -------------    --------------
Net Investment Income (Loss) .....................         190,909        (14,954,933)         (317,506)
                                                        ----------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         157,833         23,794,249        18,929,329
  Realized gain distribution from The Trusts .....              --         29,142,143        30,046,746
                                                        ----------      -------------    --------------
 Net realized gain (loss) ........................         157,833         52,936,392        48,976,075
                                                        ----------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,885,519         66,818,972       (37,549,430)
                                                        ----------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       3,043,352        119,755,364        11,426,645
                                                        ----------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $3,234,261      $ 104,800,431    $   11,109,139
                                                        ==========      =============    ==============

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $11,921,645     $         --      $  1,442,028     $12,766,369
 Expenses:
  Asset-based charges ............................     9,168,254        3,744,013         4,263,316       7,274,390
                                                     -----------     ------------      ------------     -----------
Net Investment Income (Loss) .....................     2,753,391       (3,744,013)       (2,821,288)      5,491,979
                                                     -----------     ------------      ------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    14,769,364       (4,789,449)          888,350        (973,816)
  Realized gain distribution from The Trusts .....            --               --                --              --
                                                     -----------     ------------      ------------     -----------
 Net realized gain (loss) ........................    14,769,364       (4,789,449)          888,350        (973,816)
                                                     -----------     ------------      ------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    44,908,546       27,036,649        17,942,254       1,166,842
                                                     -----------     ------------      ------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,677,910       22,247,200        18,830,604         193,026
                                                     -----------     ------------      ------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $62,431,301     $ 18,503,187      $ 16,009,316     $ 5,685,005
                                                     ===========     ============      ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    47,921         $   3,033,159
 Expenses:
  Asset-based charges ............................          153,699               713,546
                                                        -----------         -------------
Net Investment Income (Loss) .....................         (105,778)            2,319,613
                                                        -----------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          110,268               (17,412)
  Realized gain distribution from The Trusts .....               --                92,593
                                                        -----------         -------------
 Net realized gain (loss) ........................          110,268                75,181
                                                        -----------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          522,308            (3,155,014)
                                                        -----------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          632,576            (3,079,833)
                                                        -----------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   526,798         $    (760,220)
                                                        ===========         =============

                                                                                                          EQ/UBS
                                                         EQ/Short          EQ/Small         EQ/TCW      Growth and
                                                    Duration Bond (a)    Company Index      Equity        Income
                                                   ------------------- ---------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  180,798       $    3,951,397   $       --     $  221,949
 Expenses:
  Asset-based charges ............................         84,245            4,874,642      357,236        256,893
                                                       ----------       --------------   ----------     ----------
Net Investment Income (Loss) .....................         96,553             (923,245)    (357,236)       (34,944)
                                                       ----------       --------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (9,866)          17,670,286      237,055        341,428
  Realized gain distribution from The Trusts .....             71           16,270,996           --             --
                                                       ----------       --------------   ----------     ----------
 Net realized gain (loss) ........................         (9,795)          33,941,282      237,055        341,428
                                                       ----------       --------------   ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (107,926)         (22,917,641)   2,723,776      1,666,855
                                                       ----------       --------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (117,721)          11,023,641    2,960,831      2,008,283
                                                       ----------       --------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (21,168)      $   10,100,396   $2,603,595     $1,973,339
                                                       ==========       ==============   ==========     ==========

                                                    EQ/Van Kampen
                                                    Comstock (a)
                                                   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  723,872
 Expenses:
  Asset-based charges ............................      416,115
                                                     ----------
Net Investment Income (Loss) .....................      307,757
                                                     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       60,165
  Realized gain distribution from The Trusts .....           --
                                                     ----------
 Net realized gain (loss) ........................       60,165
                                                     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,466,481
                                                     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    2,526,646
                                                     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,834,403
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging         EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth (a)
                                                   ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  2,682,118        $       --
 Expenses:
  Asset-based charges ............................      5,885,219           131,680
                                                     ------------        ----------
Net Investment Income (Loss) .....................     (3,203,101)         (131,680)
                                                     ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     31,173,755           176,749
  Realized gain distribution from The Trusts .....     18,823,592                --
                                                     ------------        ----------
 Net realized gain (loss) ........................     49,997,347           176,749
                                                     ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267         2,533,305
                                                     ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,022,614         2,710,054
                                                     ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $120,819,513        $2,578,374
                                                     ============        ==========

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 663,401        $          --         $ 7,312,114
 Expenses:
  Asset-based charges ............................       49,573            1,252,806           2,831,920
                                                      ---------        -------------         -----------
Net Investment Income (Loss) .....................      613,828           (1,252,806)          4,480,194
                                                      ---------        -------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       95,044            1,673,750          10,109,825
  Realized gain distribution from The Trusts .....        1,325                   --                  --
                                                      ---------        -------------         -----------
 Net realized gain (loss) ........................       96,369            1,673,750          10,109,825
                                                      ---------        -------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (71,053)           2,486,860          15,478,770
                                                      ---------        -------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       25,316            4,160,610          25,588,595
                                                      ---------        -------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 639,144        $   2,907,804         $30,068,789
                                                      =========        =============         ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                       AXA Aggressive Allocation       AXA Conservative Allocation
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,724,749     $  1,250,066    $   3,832,339    $  1,651,837
 Net realized gain (loss) on investments .........      2,779,869         (828,923)       2,015,250         391,226
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,138,005       17,625,861       (3,482,583)      1,340,644
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,642,623       18,047,004        2,365,006       3,383,707
                                                    -------------     ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    251,025,828      156,554,106       81,943,968      62,277,776
  Transfers between funds including
   guaranteed interest account, net ..............     73,773,473       48,184,265       26,325,884      27,630,660
  Transfers for contract benefits and
   terminations ..................................    (10,814,680)      (2,095,193)     (11,126,957)     (2,392,278)
  Contract maintenance charges ...................     (2,467,514)        (162,559)      (1,035,135)       (115,253)
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    311,517,107      202,480,619       96,107,760      87,400,905
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (89,233)          47,403          (64,041)         77,437
                                                    -------------     ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    345,070,497      220,575,026       98,408,725      90,862,049
Net Assets -- Beginning of Period ................    227,358,135        6,783,109       95,960,564       5,098,515
                                                    -------------     ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 572,428,632     $227,358,135    $ 194,369,289    $ 95,960,564
                                                    =============     ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         32,393           83,537           20,699          12,117
 Units Redeemed ..................................         (5,687)         (64,506)         (11,660)         (3,599)
                                                    -------------     ------------    -------------    ------------
 Net Increase (Decrease) .........................         26,706           19,031            9,039           8,518
                                                    =============     ============    =============    ============

                                                   AXA Conservative-Plus Allocation         AXA Moderate Allocation
                                                   --------------------------------- -------------------------------------
                                                         2005             2004              2005               2004
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,261,464     $  2,993,004     $   33,645,668     $   25,730,778
 Net realized gain (loss) on investments .........      3,074,994          231,127         22,251,020          8,665,208
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,457,903)       6,357,620         38,109,879         68,638,009
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      8,878,555        9,581,751         94,006,567        103,033,995
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    197,994,576      136,560,768      1,035,944,140        791,453,620
  Transfers between funds including
   guaranteed interest account, net ..............     64,814,517       49,616,915        179,148,832        212,303,320
  Transfers for contract benefits and
   terminations ..................................    (17,188,790)      (5,401,742)      (112,078,288)       (49,628,748)
  Contract maintenance charges ...................     (1,899,117)        (203,264)       (15,665,860)        (5,870,217)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,721,186      180,572,677      1,087,348,824        948,257,975
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (93,467)          52,927             26,524             41,283
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................    252,506,274      190,207,355      1,181,381,915      1,051,333,253
Net Assets -- Beginning of Period ................    198,875,704        8,668,349      1,705,244,554        653,911,301
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 451,381,978     $198,875,704     $2,886,626,469     $1,705,244,554
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         31,072           21,234            119,680             89,349
 Units Redeemed ..................................         (8,778)          (3,856)           (25,679)           (13,514)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................         22,294           17,378             94,001             75,835
                                                    =============     ============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      AXA Moderate-Plus Allocation     AXA Premier VIP Aggressive Equity
                                                   ----------------------------------- ---------------------------------
                                                          2005              2004             2005             2004
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   68,906,525    $  11,053,032     $ (1,635,364)    $ (1,541,900)
 Net realized gain (loss) on investments .........        5,542,881          825,014         (886,071)      (2,390,443)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,664,907       56,938,813        9,882,490       14,973,900
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      136,114,313       68,816,859        7,361,055       11,041,557
                                                     --------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,376,346,370      658,378,541       12,688,727       16,895,586
  Transfers between funds including
   guaranteed interest account, net ..............      422,308,028      216,717,689       (3,428,726)      (1,239,647)
  Transfers for contract benefits and
   terminations ..................................      (60,173,947)     (13,655,662)      (8,731,003)      (7,597,848)
  Contract maintenance charges ...................      (10,806,386)        (644,576)        (652,762)        (504,848)
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,727,674,065      860,795,992         (123,764)       7,553,243
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           83,248           36,119           43,561           77,677
                                                     --------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    1,863,705,130      929,648,970        7,280,852       18,672,477
Net Assets -- Beginning of Period ................      955,535,662       25,886,692      120,084,747      101,412,270
                                                     --------------    -------------     ------------     ------------
Net Assets -- End of Period ......................   $2,819,240,792    $ 955,535,662     $127,365,599     $120,084,747
                                                     ==============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          170,804           90,053            1,652            1,914
 Units Redeemed ..................................          (22,298)          (9,719)            (930)            (891)
                                                     --------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................          148,506           80,334              722            1,023
                                                     ==============    =============     ============     ============

                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,778,447    $  10,276,523     $  2,564,236    $  4,273,976
 Net realized gain (loss) on investments .........       (504,254)       4,508,125       12,098,500       9,314,662
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,201,214)      (1,219,137)      (2,113,272)      3,013,044
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,072,979       13,565,511       12,549,464      16,601,682
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     76,464,229      118,496,240       45,695,129      49,302,807
  Transfers between funds including
   guaranteed interest account, net ..............    (14,906,411)      (4,892,940)       2,660,750      23,472,013
  Transfers for contract benefits and
   terminations ..................................    (36,709,260)     (30,256,245)      (9,484,194)     (5,638,793)
  Contract maintenance charges ...................     (4,760,796)      (3,964,770)      (1,661,233)     (1,109,717)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,087,762       79,382,285       37,210,452      66,026,310
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,463           44,572           31,410          61,654
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     22,194,204       92,992,368       49,791,326      82,689,646
Net Assets -- Beginning of Period ................    609,191,659      516,199,291      196,522,651     113,833,005
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 631,385,863    $ 609,191,659     $246,313,977    $196,522,651
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,049           25,401            7,939          10,642
 Units Redeemed ..................................        (15,775)         (17,615)          (4,827)         (4,468)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          2,274            7,786            3,112           6,174
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  54,135,281    $  40,487,370    $   7,355,722     $  1,744,793
 Net realized gain (loss) on investments ......      1,318,187       (1,768,121)      24,902,878        8,333,522
 Change in unrealized appreciation
  (depreciation) of investments ...............    (41,779,232)   $  15,403,350        6,546,929       19,828,901
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     13,674,236       54,122,599       38,805,529       29,907,216
                                                 -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    116,013,764      172,015,565       59,482,304       70,339,810
  Transfers between funds including
   guaranteed interest account, net ...........    (46,726,687)      14,518,520        1,927,951       31,571,518
  Transfers for contract benefits and
   terminations ...............................    (60,672,317)     (48,837,418)     (11,845,909)      (5,876,789)
  Contract maintenance charges ................     (5,711,889)      (4,342,090)      (2,074,231)      (1,086,297)
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      2,902,871      133,354,577       47,490,115       94,948,242
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         37,468           43,506           33,467           50,272
                                                 -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets .............     16,614,575      187,520,682       86,329,111      124,905,730
Net Assets -- Beginning of Period .............    860,775,135      673,254,453      242,580,713      117,674,983
                                                 -------------    -------------    -------------     ------------
Net Assets -- End of Period ...................  $ 877,389,710    $ 860,775,135    $ 328,909,824     $242,580,713
                                                 =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         18,150           23,466           14,105           15,379
 Units Redeemed ...............................        (12,208)         (11,122)         (10,599)          (7,012)
                                                 -------------    -------------    -------------     ------------
 Net Increase (Decrease) ......................          5,942           12,344            3,506            8,367
                                                 =============    =============    =============     ============

                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (908,805)    $  1,232,583    $  (4,008,139)    $ (3,340,586)
 Net realized gain (loss) on investments ......      8,517,518        5,994,986       13,100,910        5,507,044
 Change in unrealized appreciation
  (depreciation) of investments ...............        (19,935)       2,665,684        7,837,804       11,109,829
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      7,588,778        9,893,253       16,930,575       13,276,287
                                                  ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     18,473,491       23,311,992       44,030,257       60,720,555
  Transfers between funds including
   guaranteed interest account, net ...........     (1,945,677)       5,667,087      (25,247,096)      14,965,209
  Transfers for contract benefits and
   terminations ...............................     (7,252,991)      (4,581,575)     (13,063,991)      (9,238,200)
  Contract maintenance charges ................     (1,099,265)        (856,159)      (2,157,868)      (1,640,288)
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      8,175,558       23,541,345        3,561,302       64,807,276
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         55,407           82,345           43,639           55,663
                                                  ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets .............     15,819,743       33,516,943       20,535,516       78,139,226
Net Assets -- Beginning of Period .............    135,769,357      102,252,414      275,274,718      197,135,492
                                                  ------------     ------------    -------------     ------------
Net Assets -- End of Period ...................   $151,589,100     $135,769,357    $ 295,810,234     $275,274,718
                                                  ============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          3,403            4,561            8,910           13,069
 Units Redeemed ...............................         (2,755)          (2,038)          (9,047)          (6,525)
                                                  ------------     ------------    -------------     ------------
 Net Increase (Decrease) ......................            648            2,253             (137)           6,544
                                                  ============     ============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA Premier VIP Large Cap Value   AXA Premier VIP Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,194,357    $  14,453,501    $     570,797    $     420,844
 Net realized gain (loss) on investments .........     22,998,168        9,160,474       60,870,745        9,801,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,177,612)      12,104,794      (37,444,435)      20,914,849
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     22,014,913       35,718,769       23,997,107       31,137,532
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,127,987       73,070,891       47,492,328       74,577,288
  Transfers between funds including
   guaranteed interest account, net ..............     21,156,030       39,223,367      (24,427,342)       7,547,504
  Transfers for contract benefits and
   terminations ..................................    (20,367,781)     (11,056,605)     (16,828,135)     (11,462,810)
  Contract maintenance charges ...................     (2,946,772)      (1,836,940)      (2,760,134)      (2,032,153)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     75,969,464       99,400,713        3,476,717       68,629,829
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,385           55,880           27,149           48,432
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     98,029,762      135,175,362       27,500,973       99,815,793
Net Assets -- Beginning of Period ................    342,252,622      207,077,260      346,611,734      246,795,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 440,282,384    $ 342,252,622    $ 374,112,707    $ 346,611,734
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,911           15,309            8,732           15,616
 Units Redeemed ..................................         (8,920)          (6,306)          (9,136)          (8,812)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          5,991            9,003             (404)           6,804
                                                    =============    =============    =============    =============

                                                     AXA Premier VIP Mid Cap Value    AXA Premier VIP Technology (a)
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  20,004,492    $   7,698,635    $  (3,186,172)    $   (806,120)
 Net realized gain (loss) on investments .........     74,955,767       15,646,851        5,421,524        2,886,465
 Change in unrealized appreciation
  (depreciation) of investments ..................    (74,529,545)      16,091,755       18,489,524       13,689,601
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     20,430,714       39,437,241       20,724,876       15,769,946
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     51,930,384       79,666,269       31,426,116       35,885,538
  Transfers between funds including
   guaranteed interest account, net ..............    (34,910,692)      29,551,735      (13,437,851)     117,668,968
  Transfers for contract benefits and
   terminations ..................................    (17,121,545)     (12,021,413)     (12,011,210)      (6,905,286)
  Contract maintenance charges ...................     (2,814,469)      (1,953,510)      (1,477,727)        (969,510)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (2,916,322)      95,243,081        4,499,328      145,679,710
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         14,305           36,399           33,535           59,021
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................     17,528,697      134,716,721       25,257,739      161,508,677
Net Assets -- Beginning of Period ................    353,192,326      218,475,605      228,760,941       67,252,264
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 370,721,023    $ 353,192,326    $ 254,018,680     $228,760,941
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,414           15,835            8,421           26,000
 Units Redeemed ..................................         (8,891)          (7,157)          (8,616)          (9,085)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           (477)           8,678             (195)          16,915
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Common Stock          EQ/Alliance Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (6,974,629)    $   (3,685,463)   $  (2,444,406)   $   1,243,577
 Net realized gain (loss) on investments .........       (5,767,868)       (19,524,741)      45,324,732        9,370,148
 Change in unrealized appreciation
  (depreciation) of investments ..................       48,413,896        148,727,751      (14,132,714)      48,376,892
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       35,671,399        125,517,547       28,747,612       58,990,617
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      191,221,311        237,901,843      124,781,945      151,355,992
  Transfers between funds including
   guaranteed interest account, net ..............      (54,925,548)        25,868,760       (4,923,235)      40,509,334
  Transfers for contract benefits and
   terminations ..................................      (84,787,214)       (64,874,200)     (35,256,118)     (23,625,716)
  Contract maintenance charges ...................       (7,058,872)        (4,720,010)      (5,293,945)      (3,597,930)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       44,449,677        194,176,393       79,308,647      164,641,680
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           41,255             76,120           38,610           49,351
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       80,162,331        319,770,060      108,094,869      223,681,648
Net Assets -- Beginning of Period ................    1,197,879,191        878,109,131      651,517,765      427,836,117
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,278,041,522     $1,197,879,191    $ 759,612,634    $ 651,517,765
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           19,404             21,150           14,973           18,100
 Units Redeemed ..................................           (5,466)            (3,430)          (6,749)          (5,612)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           13,938             17,720            8,224           12,488
                                                     ==============     ==============    =============    =============

                                                       EQ/Alliance Intermediate
                                                         Government Securities           EQ/Alliance International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,610,903    $   5,443,983    $   1,251,361    $   2,055,462
 Net realized gain (loss) on investments .........     (2,313,146)      (1,789,176)      16,950,829        8,692,293
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,911,759)      (2,195,726)      47,673,227       39,065,655
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (614,002)       1,459,081       65,875,417       49,813,410
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     26,437,312       55,889,036      126,871,054       84,893,424
  Transfers between funds including
   guaranteed interest account, net ..............    (18,865,061)     (19,283,175)      47,182,955       18,639,349
  Transfers for contract benefits and
   terminations ..................................    (23,866,305)     (24,038,279)     (22,289,981)     (13,441,034)
  Contract maintenance charges ...................     (2,063,483)      (1,952,085)      (2,927,145)      (1,657,314)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,357,537)      10,615,497      148,836,883       88,434,425
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,304           47,559           30,144           51,608
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (18,936,237)      12,122,137      214,742,444      138,299,443
Net Assets -- Beginning of Period ................    340,358,555      328,236,418      371,494,005      233,194,562
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 321,422,318    $ 340,358,555    $ 586,236,449    $ 371,494,005
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,128           10,961           23,270           17,212
 Units Redeemed ..................................         (6,258)          (8,648)         (12,200)          (9,590)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (130)           2,313           11,070            7,622
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Large Cap Growth        EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,073,503)   $  (4,835,377)   $   8,292,017    $   7,474,068
 Net realized gain (loss) on investments .........    (14,432,807)     (23,216,807)          17,226        1,182,354
 Change in unrealized appreciation
  (depreciation) of investments ..................     64,096,603       49,959,591       (6,500,079)      (2,399,961)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     44,590,293       21,907,407        1,809,164        6,256,461
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,034,801       32,658,973       51,371,797       67,007,398
  Transfers between funds including
   guaranteed interest account, net ..............     14,965,706      (12,036,103)       9,488,300       (1,567,202)
  Transfers for contract benefits and
   terminations ..................................    (25,289,298)     (18,798,982)     (20,686,192)     (17,731,063)
  Contract maintenance charges ...................     (1,690,717)      (1,359,958)      (2,479,695)      (1,964,345)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     16,020,492          463,930       37,694,210       45,744,788
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (36,900)          60,658           43,555           60,303
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     60,573,885       22,431,995       39,546,929       52,061,552
Net Assets -- Beginning of Period ................    350,565,529      328,133,534      310,172,572      258,111,020
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 411,139,414    $ 350,565,529    $ 349,719,501    $ 310,172,572
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,412            9,621            9,836           10,638
 Units Redeemed ..................................        (11,873)         (11,311)          (5,660)          (6,005)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (461)          (1,690)           4,176            4,633
                                                    =============    =============    =============    =============

                                                                                           EQ/Ariel
                                                     EQ/Alliance Small Cap Growth     Appreciation II(d)
                                                   --------------------------------- -------------------
                                                         2005             2004               2005
                                                   ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,710,322)   $  (5,048,783)      $    9,927
 Net realized gain (loss) on investments .........     11,267,745        2,910,528            1,413
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,805,069       45,577,615           44,688
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................     39,362,492       43,439,360           56,028
                                                    -------------    -------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,453,222       60,077,310        3,042,502
  Transfers between funds including
   guaranteed interest account, net ..............    (15,514,390)     (15,426,982)       2,241,358
  Transfers for contract benefits and
   terminations ..................................    (26,168,596)     (19,285,304)          (3,659)
  Contract maintenance charges ...................     (2,445,298)      (1,842,288)            (710)
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,324,938       23,522,736        5,279,490
                                                    -------------    -------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         46,064           57,326        3,006,291
                                                    -------------    -------------       ----------
Increase (Decrease) in Net Assets ................     42,733,494       67,019,422        8,341,809
Net Assets -- Beginning of Period ................    401,230,277      334,210,855               --
                                                    -------------    -------------       ----------
Net Assets -- End of Period ......................  $ 443,963,771    $ 401,230,277       $8,341,809
                                                    =============    =============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,337           10,387              525
 Units Redeemed ..................................         (6,403)          (7,811)             (15)
                                                    -------------    -------------       ----------
 Net Increase (Decrease) .........................            935            2,576              510
                                                    =============    =============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Bear Stearns Small Company
                                                             Growth (b)              EQ/Bernstein Diversified Value
                                                   ------------------------------ -------------------------------------
                                                         2005           2004             2005               2004
                                                   --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    700,461     $   (3,165)    $   (3,392,973)    $      456,032
 Net realized gain (loss) on investments .........       298,191         45,936         60,947,621         19,193,659
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         61,580         (2,991,585)       108,422,137
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     2,651,393        104,351         54,563,063        128,071,828
                                                    ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,371,234      1,046,319        201,158,084        238,618,340
  Transfers between funds including
   guaranteed interest account, net ..............    35,556,920      1,789,945        (10,334,451)        64,694,988
  Transfers for contract benefits and
   terminations ..................................    (1,006,120)          (980)       (75,091,882)       (54,310,692)
  Contract maintenance charges ...................      (133,151)          (799)        (9,164,485)        (6,294,410)
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    66,788,883      2,834,485        106,567,266        242,708,226
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        97,623          3,043             24,656             34,389
                                                    ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ................    69,537,899      2,941,879        161,154,985        370,814,443
Net Assets -- Beginning of Period ................     2,941,879             --      1,278,737,438        907,922,995
                                                    ------------     ----------     --------------     --------------
Net Assets -- End of Period ......................  $ 72,479,778     $2,941,879     $1,439,892,423     $1,278,737,438
                                                    ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................        11,355            477             26,576             35,171
 Units Redeemed ..................................        (2,733)           (89)           (16,769)           (14,333)
                                                    ------------     ----------     --------------     --------------
 Net Increase (Decrease) .........................         8,622            388              9,807             20,838
                                                    ============     ==========     ==============     ==============


                                                         EQ/Boston Advisors
                                                           Equity Income (b)        EQ/Calvert Socially Responsible
                                                   -------------------------------- -------------------------------
                                                         2005             2004            2005           2004
                                                   ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    580,071     $   109,195    $   (541,250)   $  (377,153)
 Net realized gain (loss) on investments .........        752,686           3,136       2,830,547        736,591
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,322,031         175,301         957,226        372,522
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,654,788         287,632       3,246,523        731,960
                                                     ------------     -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,482,650       3,233,630      10,156,259      8,948,670
  Transfers between funds including
   guaranteed interest account, net ..............     55,305,446      13,425,408       4,457,886      1,154,923
  Transfers for contract benefits and
   terminations ..................................     (3,907,232)        (47,012)     (1,810,108)      (878,555)
  Contract maintenance charges ...................       (370,136)         (3,100)       (266,073)      (170,210)
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,510,728      16,608,927      12,537,964      9,054,828
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         42,040         112,508          83,338         94,425
                                                     ------------     -----------    ------------    -----------
Increase (Decrease) in Net Assets ................    118,207,556      17,009,066      15,867,824      9,881,213
Net Assets -- Beginning of Period ................     17,009,066              --      31,915,621     22,034,408
                                                     ------------     -----------    ------------    -----------
Net Assets -- End of Period ......................   $135,216,622     $17,009,066    $ 47,783,445    $31,915,621
                                                     ============     ===========    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,123           3,157           2,272          1,722
 Units Redeemed ..................................         (6,176)           (153)         (1,045)          (822)
                                                     ------------     -----------    ------------    -----------
 Net Increase (Decrease) .........................         19,947           3,004           1,227            900
                                                     ============     ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian Growth     EQ/Capital Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,018,501)   $  (2,180,260)   $     676,446    $     825,831
 Net realized gain (loss) on investments .........     (6,153,529)      (9,383,756)      17,940,675        2,805,403
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,679,168       20,593,789       76,229,988       51,810,215
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     10,507,138        9,029,773       94,847,109       55,441,449
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     52,920,271       12,980,134      119,900,457      138,317,878
  Transfers between funds including
   guaranteed interest account, net ..............     (1,579,641)     (14,084,594)       1,980,354       46,488,671
  Transfers for contract benefits and
   terminations ..................................    (21,254,496)     (16,817,334)     (28,307,442)     (17,849,918)
  Contract maintenance charges ...................     (1,136,443)      (1,104,693)      (4,045,917)      (2,283,362)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     28,949,691      (19,026,487)      89,527,452      164,673,269
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (81,804)          75,090         (342,221)          55,864
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     39,375,025       (9,921,624)     184,032,340      220,170,582
Net Assets -- Beginning of Period ................    245,121,143      255,042,767      544,384,662      324,214,080
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 284,496,168    $ 245,121,143    $ 728,417,002    $ 544,384,662
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,983            3,322           21,227           26,042
 Units Redeemed ..................................         (5,043)          (4,956)         (14,592)         (10,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,940           (1,634)           6,635           15,340
                                                    =============    =============    =============    =============

                                                     EQ/Capital Guardian Research     EQ/Capital Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,031,909)   $  (4,697,184)   $  (7,573,455)   $  (6,243,900)
 Net realized gain (loss) on investments .........     24,784,915       10,271,641       66,375,591        9,599,830
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,921,863       52,195,696      (19,921,225)      53,423,505
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,674,869       57,770,153       38,880,911       56,779,435
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     66,436,602      104,101,186      114,274,509      183,183,498
  Transfers between funds including
   guaranteed interest account, net ..............    (36,443,236)       8,096,122      (23,661,771)      40,689,780
  Transfers for contract benefits and
   terminations ..................................    (46,406,021)     (35,170,191)     (44,088,451)     (33,757,471)
  Contract maintenance charges ...................     (3,952,448)      (2,955,742)      (5,962,176)      (4,119,222)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (20,365,103)      74,071,375       40,562,111      185,996,585
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,464           58,784           36,912           53,624
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     10,355,230      131,900,312       79,479,934      242,829,644
Net Assets -- Beginning of Period ................    694,789,312      562,889,000      826,203,941      583,374,297
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 705,144,542    $ 694,789,312    $ 905,683,875    $ 826,203,941
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,220           16,908           17,395           29,318
 Units Redeemed ..................................        (12,207)         (10,173)         (14,139)         (12,140)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,987)           6,735            3,256           17,178
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Caywood-Scholl
                                                    High Yield Bond (c)           EQ/Equity 500 Index
                                                   --------------------- -------------------------------------
                                                            2005                2005               2004
                                                   --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $  1,536,428        $   (1,266,777)    $    1,291,994
 Net realized gain (loss) on investments .........           22,687            49,663,059          7,559,886
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,317,445)           (4,285,559)       104,623,711
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................          241,670            44,110,723        113,475,591
                                                       ------------        --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       21,031,213           179,951,947        249,642,346
  Transfers between funds including
   guaranteed interest account, net ..............       12,280,683           (56,745,087)        19,315,161
  Transfers for contract benefits and
   terminations ..................................         (350,545)          (92,161,190)       (70,651,199)
  Contract maintenance charges ...................          (23,820)           (9,301,790)        (7,100,588)
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       32,937,531            21,743,880        191,205,720
                                                       ------------        --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           56,650                26,462             35,471
                                                       ------------        --------------     --------------
Increase (Decrease) in Net Assets ................       33,235,851            65,881,065        304,716,782
Net Assets -- Beginning of Period ................               --         1,471,293,770      1,166,576,988
                                                       ------------        --------------     --------------
Net Assets -- End of Period ......................     $ 33,235,851        $1,537,174,835     $1,471,293,770
                                                       ============        ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            3,719                24,730             31,072
 Units Redeemed ..................................             (526)              (16,507)           (13,748)
                                                       ------------        --------------     --------------
 Net Increase (Decrease) .........................            3,195                 8,223             17,324
                                                       ============        ==============     ==============

                                                         EQ/Evergreen
                                                    International Bond (d)         EQ/Evergreen Omega          EQ/FI Mid Cap
                                                   ------------------------ --------------------------------- ----------------
                                                             2005                 2005             2004             2005
                                                   ------------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    (7,035)        $  (1,963,658)    $ (1,175,890)   $  49,333,029
 Net realized gain (loss) on investments .........             1,805             9,030,732        3,590,986       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................          (110,331)           (3,453,673)       5,326,163      (85,356,433)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................          (115,561)            3,613,401        7,741,259       41,983,613
                                                         -----------         -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         4,153,462            23,670,333       50,260,568      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............         2,302,187           (14,468,855)      11,867,844       (7,222,052)
  Transfers for contract benefits and
   terminations ..................................           (33,837)           (6,557,979)      (4,791,530)     (37,406,647)
  Contract maintenance charges ...................              (684)           (1,108,590)        (670,057)      (5,621,680)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................         6,421,128             1,534,909       56,666,825       84,608,568
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         5,006,114              (855,864)          41,462          (45,092)
                                                         -----------         -------------     ------------    -------------
Increase (Decrease) in Net Assets ................        11,311,681             4,292,446       64,449,546      126,547,089
Net Assets -- Beginning of Period ................                --           143,614,468       79,164,922      741,336,364
                                                         -----------         -------------     ------------    -------------
Net Assets -- End of Period ......................       $11,311,681         $ 147,906,914     $143,614,468    $ 867,883,453
                                                         ===========         =============     ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................               780                 3,766            9,740           21,608
 Units Redeemed ..................................              (121)               (4,119)          (3,939)         (15,501)
                                                         -----------         -------------     ------------    -------------
 Net Increase (Decrease) .........................               659                  (353)           5,801            6,106
                                                         ===========         =============     ============    =============

                                                    EQ/FI Mid Cap
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,678,034
 Net realized gain (loss) on investments .........     37,281,726
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,346,933
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,306,693
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    161,942,654
  Transfers between funds including
   guaranteed interest account, net ..............     33,945,189
  Transfers for contract benefits and
   terminations ..................................    (24,646,753)
  Contract maintenance charges ...................     (3,658,146)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,582,944
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,937
                                                    -------------
Increase (Decrease) in Net Assets ................    257,930,574
Net Assets -- Beginning of Period ................    483,405,790
                                                    -------------
Net Assets -- End of Period ......................  $ 741,336,364
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         27,029
 Units Redeemed ..................................        (11,973)
                                                    -------------
 Net Increase (Decrease) .........................         15,056
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/GAMCO Mergers
                                                          EQ/FI Mid Cap Value         and Acquisitions (c)
                                                   --------------------------------- ----------------------
                                                         2005             2004                2005
                                                   ---------------- ---------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,414,621    $   6,530,413        $   339,474
 Net realized gain (loss) on investments .........     70,297,063       41,907,930             85,032
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,159,259)      37,064,059           (204,505)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................     70,552,425       85,502,402            220,001
                                                    -------------    -------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    126,285,709      122,517,718         12,886,403
  Transfers between funds including
   guaranteed interest account, net ..............     29,738,482       27,676,075         11,399,463
  Transfers for contract benefits and
   terminations ..................................    (37,827,726)     (25,152,089)          (251,280)
  Contract maintenance charges ...................     (5,094,975)      (3,249,526)           (30,955)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,101,490      121,792,178         24,003,631
                                                    -------------    -------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,725           50,159             48,294
                                                    -------------    -------------        -----------
Increase (Decrease) in Net Assets ................    183,687,640      207,344,739         24,271,926
Net Assets -- Beginning of Period ................    649,000,735      441,655,996                 --
                                                    -------------    -------------        -----------
Net Assets -- End of Period ......................  $ 832,688,375    $ 649,000,735        $24,271,926
                                                    =============    =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,958           19,456              2,575
 Units Redeemed ..................................        (11,240)          (9,069)              (268)
                                                    -------------    -------------        -----------
 Net Increase (Decrease) .........................          8,718           10,387              2,307
                                                    =============    =============        ===========

                                                                                                                   EQ/Janus Large
                                                   EQ/GAMCO Small Company Value (b)  EQ/International Growth (c)     Cap Growth
                                                   -------------------------------- ----------------------------- ----------------
                                                         2005             2004                   2005                   2005
                                                   ---------------- --------------- ----------------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (373,752)    $    (3,826)           $    47,522           $  (3,039,101)
 Net realized gain (loss) on investments .........      8,592,448         293,855                115,195               2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,895,218)        278,469                809,860              12,878,013
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,323,478         568,498                972,577              12,541,508
                                                     ------------     -----------            -----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,825,071       4,802,357             10,813,199              29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............     43,986,193      12,553,512              4,307,418               5,413,585
  Transfers for contract benefits and
   terminations ..................................     (3,255,039)        (39,354)               (71,543)            (12,730,324)
  Contract maintenance charges ...................       (346,414)         (3,123)                (4,734)             (1,347,087)
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    108,209,811      17,313,392             15,044,340              21,028,256
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         56,782          12,971                 36,666                  11,086
                                                     ------------     -----------            -----------           -------------
Increase (Decrease) in Net Assets ................    111,590,071      17,894,861             16,053,583              33,580,850
Net Assets -- Beginning of Period ................     17,894,861              --                     --             194,883,644
                                                     ------------     -----------            -----------           -------------
Net Assets -- End of Period ......................   $129,484,932     $17,894,861            $16,053,583           $ 228,464,494
                                                     ============     ===========            ===========           =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,969             842                  1,944                   7,554
 Units Redeemed ..................................         (2,155)            (45)                  (550)                 (6,428)
                                                     ------------     -----------            -----------           -------------
 Net Increase (Decrease) .........................          4,814             797                  1,394                   1,126
                                                     ============     ===========            ===========           =============

                                                    EQ/Janus Large
                                                      Cap Growth
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)
 Net realized gain (loss) on investments .........     (2,177,565)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,347,677
  Transfers between funds including
   guaranteed interest account, net ..............        656,687
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)
  Contract maintenance charges ...................       (950,415)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834
                                                    -------------
Increase (Decrease) in Net Assets ................     38,146,944
Net Assets -- Beginning of Period ................    156,736,700
                                                    -------------
Net Assets -- End of Period ......................  $ 194,883,644
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912
 Units Redeemed ..................................         (6,278)
                                                    -------------
 Net Increase (Decrease) .........................          1,634
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan Core Bond          EQ/JPMorgan Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   24,067,391     $   27,468,022    $     409,324    $    (609,119)
 Net realized gain (loss) on investments .........        2,334,160          6,022,066        6,392,598          846,840
 Change in unrealized appreciation
  (depreciation) of investments ..................      (17,960,654)        (7,850,327)       4,422,921       42,080,496
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................        8,440,897         25,639,761       11,224,843       42,318,217
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      171,533,722        171,439,660       20,377,175       27,947,101
  Transfers between funds including
   guaranteed interest account, net ..............       35,271,455        (21,011,758)     (14,340,611)      (3,513,613)
  Transfers for contract benefits and
   terminations ..................................      (82,455,484)       (70,175,152)     (46,035,901)     (37,326,732)
  Contract maintenance charges ...................       (6,554,118)        (5,070,136)      (2,257,434)      (1,991,717)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      117,795,575         75,182,614      (42,256,771)     (14,884,961)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           28,602             42,215           41,441           56,866
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................      126,265,074        100,864,590      (30,990,487)      27,490,122
Net Assets -- Beginning of Period ................    1,064,504,834        963,640,244      499,641,078      472,150,956
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,190,769,908     $1,064,504,834    $ 468,650,591    $ 499,641,078
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           31,536             30,368            4,461            6,040
 Units Redeemed ..................................          (18,812)           (21,703)          (7,537)          (7,143)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           12,724              8,665           (3,076)          (1,103)
                                                     ==============     ==============    =============    =============

                                                                                        EQ/Legg Mason       EQ/Long
                                                       EQ/Lazard Small Cap Value      Value Equity (c)   Term Bond (c)
                                                   --------------------------------- ------------------ --------------
                                                         2005             2004              2005             2005
                                                   ---------------- ---------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,603,394    $  31,526,551      $   (21,881)     $   566,054
 Net realized gain (loss) on investments .........     70,202,197       50,470,873           24,118          140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................    (68,521,361)      19,683,165          123,666         (801,967)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................     27,284,230      101,680,589          125,903          (95,630)
                                                    -------------    -------------      -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,990,080      161,666,555       13,628,698       23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............    (40,488,215)      33,478,508       12,630,609       19,976,804
  Transfers for contract benefits and
   terminations ..................................    (47,408,480)     (31,083,398)         (19,065)        (726,694)
  Contract maintenance charges ...................     (5,615,858)      (3,697,279)          (6,054)         (41,316)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     35,477,527      160,364,386       26,234,188       43,051,138
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,312           51,197        3,014,410          100,875
                                                    -------------    -------------      -----------      -----------
Increase (Decrease) in Net Assets ................     62,798,069      262,096,172       29,374,501       43,056,383
Net Assets -- Beginning of Period ................    812,281,342      550,185,170               --               --
                                                    -------------    -------------      -----------      -----------
Net Assets -- End of Period ......................  $ 875,079,411    $ 812,281,342      $29,374,501      $43,056,383
                                                    =============    =============      ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,613           23,682            2,535            5,247
 Units Redeemed ..................................        (13,280)         (10,177)             (71)            (948)
                                                    -------------    -------------      -----------      -----------
 Net Increase (Decrease) .........................          4,333           13,505            2,464            4,300
                                                    =============    =============      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                    Growth and Income (c)   Large Cap Core (c)   Mid Cap Value (c)
                                                   ----------------------- -------------------- -------------------
                                                             2005                  2005                 2005
                                                   ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    47,469           $   (17,517)        $    190,909
 Net realized gain (loss) on investments .........            32,954                49,831              157,833
 Change in unrealized appreciation
  (depreciation) of investments ..................           985,547               603,584            2,885,519
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  operations .....................................         1,065,970               635,898            3,234,261
                                                         -----------           -----------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        21,609,834            13,498,807           53,890,406
  Transfers between funds including
   guaranteed interest account, net ..............        10,402,378             7,764,764           46,438,571
  Transfers for contract benefits and
   terminations ..................................          (305,584)             (329,478)          (1,227,656)
  Contract maintenance charges ...................           (18,169)              (11,095)            (112,826)
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        31,688,459            20,922,998           98,988,495
                                                         -----------           -----------         ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         3,045,111             3,052,839            3,057,351
                                                         -----------           -----------         ------------
Increase (Decrease) in Net Assets ................        35,799,540            24,611,735          105,280,107
Net Assets -- Beginning of Period ................                --                    --                   --
                                                         -----------           -----------         ------------
Net Assets -- End of Period ......................       $35,799,540           $24,611,735         $105,280,107
                                                         ===========           ===========         ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             3,296                 2,304                9,874
 Units Redeemed ..................................              (223)                 (281)                (732)
                                                         -----------           -----------         ------------
 Net Increase (Decrease) .........................             3,072                 2,022                9,142
                                                         ===========           ===========         ============

                                                             EQ/Marsico Focus             EQ/Mercury Basic Value Equity
                                                   ------------------------------------ ---------------------------------
                                                          2005               2004             2005             2004
                                                   ------------------ ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (14,954,933)    $ (10,777,877)   $    (317,506)   $   5,527,966
 Net realized gain (loss) on investments .........       52,936,392        10,889,884       48,976,075       27,500,618
 Change in unrealized appreciation
  (depreciation) of investments ..................       66,818,972        77,330,467      (37,549,430)      21,435,828
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      104,800,431        77,442,474       11,109,139       54,464,412
                                                     --------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      230,954,152       217,917,411       91,849,053      159,516,216
  Transfers between funds including
   guaranteed interest account, net ..............       68,011,811        25,088,217      (38,104,586)      50,618,863
  Transfers for contract benefits and
   terminations ..................................      (45,237,575)      (30,056,608)     (38,364,843)     (26,561,862)
  Contract maintenance charges ...................       (8,048,831)       (5,313,326)      (4,964,864)      (3,406,789)
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      245,679,557       207,635,694       10,414,760      180,166,428
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           25,479            32,507           28,858           40,764
                                                     --------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      350,505,467       285,110,675       21,552,757      234,671,604
Net Assets -- Beginning of Period ................      931,151,562       646,040,887      701,558,727      466,887,123
                                                     --------------     -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,281,657,029     $ 931,151,562    $ 723,111,484    $ 701,558,727
                                                     ==============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           34,883            32,471           13,183           21,295
 Units Redeemed ..................................          (13,700)          (13,406)          (9,777)          (6,642)
                                                     --------------     -------------    -------------    -------------
 Net Increase (Decrease) .........................           21,184            19,065            3,406           14,653
                                                     ==============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Mercury International Value   EQ/MFS Emerging Growth Companies
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,753,391    $   1,252,660    $  (3,744,013)   $  (3,699,564)
 Net realized gain (loss) on investments .........     14,769,364        1,169,719       (4,789,449)     (11,266,283)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,908,546       85,644,793       27,036,649       41,670,003
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     62,431,301       88,067,172       18,503,187       26,704,156
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,739,380       66,967,243       19,559,264       22,699,771
  Transfers between funds including
   guaranteed interest account, net ..............     44,408,567       21,112,702      (14,298,930)     (11,788,505)
  Transfers for contract benefits and
   terminations ..................................    (41,226,493)     (32,650,729)     (21,983,788)     (16,238,505)
  Contract maintenance charges ...................     (3,546,807)      (2,218,766)      (1,170,328)        (974,756)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    135,374,647       53,210,450      (17,893,782)      (6,301,995)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (233,617)          71,657           42,092           60,283
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    197,572,331      141,349,279          651,497       20,462,444
Net Assets -- Beginning of Period ................    557,588,437      416,239,158      272,793,975      252,331,531
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 755,160,768    $ 557,588,437    $ 273,445,472    $ 272,793,975
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,405           12,913            3,324            4,504
 Units Redeemed ..................................        (12,127)          (8,408)          (4,513)          (4,858)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         10,278            4,505           (1,189)            (354)
                                                    =============    =============    =============    =============

                                                        EQ/MFS Investors Trust                 EQ/Money Market
                                                   --------------------------------- -----------------------------------
                                                         2005             2004              2005              2004
                                                   ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,821,288)   $  (2,441,989)   $     5,491,979   $    (4,104,232)
 Net realized gain (loss) on investments .........        888,350       (3,548,954)          (973,816)       (1,016,291)
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,942,254       32,243,648          1,166,842         1,176,803
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................     16,009,316       26,252,705          5,685,005        (3,943,720)
                                                    -------------    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     16,442,591       28,305,231        244,501,743       326,363,306
  Transfers between funds including
   guaranteed interest account, net ..............    (10,063,956)      (7,241,165)       (69,984,911)     (303,851,718)
  Transfers for contract benefits and
   terminations ..................................    (22,246,902)     (17,571,504)      (168,885,055)     (130,065,474)
  Contract maintenance charges ...................     (1,473,168)      (1,208,799)        (2,290,735)       (1,959,180)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (17,341,435)       2,283,763          3,341,042      (109,513,066)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (124,599)          37,052             54,365            45,033
                                                    -------------    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................     (1,456,718)      28,573,520          9,080,412      (113,411,753)
Net Assets -- Beginning of Period ................    295,653,343      267,079,823        474,528,092       587,939,845
                                                    -------------    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 294,196,625    $ 295,653,343    $   483,608,504   $   474,528,092
                                                    =============    =============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,591            6,276             65,735            64,429
 Units Redeemed ..................................         (5,935)          (6,580)           (63,774)          (64,225)
                                                    -------------    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................         (2,344)            (304)             1,961               204
                                                    =============    =============    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Montag & Caldwell Growth        EQ/PIMCO
                                                                (b)                Real Return (c)
                                                   ------------------------------ -----------------
                                                         2005           2004             2005
                                                   --------------- -------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (105,778)    $     (705)    $  2,319,613
 Net realized gain (loss) on investments .........       110,268          2,240           75,181
 Change in unrealized appreciation
  (depreciation) of investments ..................       522,308         43,847       (3,155,014)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       526,798         45,382         (760,220)
                                                     -----------     ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    13,082,314      1,057,585       83,463,710
  Transfers between funds including
   guaranteed interest account, net ..............     6,367,405        893,794       70,716,674
  Transfers for contract benefits and
   terminations ..................................      (458,668)          (220)      (1,552,939)
  Contract maintenance charges ...................       (36,919)        (1,160)        (150,100)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,954,132      1,949,999      152,477,345
                                                     -----------     ----------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        72,217        102,702           42,492
                                                     -----------     ----------     ------------
Increase (Decrease) in Net Assets ................    19,553,147      2,098,084      151,759,617
Net Assets -- Beginning of Period ................     2,098,084             --               --
                                                     -----------     ----------     ------------
Net Assets -- End of Period ......................   $21,651,231     $2,098,084     $151,759,617
                                                     ===========     ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         5,404            470           17,115
 Units Redeemed ..................................        (1,162)           (19)          (1,831)
                                                     -----------     ----------     ------------
 Net Increase (Decrease) .........................         4,242            451           15,284
                                                     ===========     ==========     ============

                                                         EQ/Short                                         EQ/TCW Equity
                                                    Duration Bond (c)       EQ/Small Company Index             (b)
                                                   ------------------- --------------------------------- ---------------
                                                           2005              2005             2004             2005
                                                   ------------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    96,553      $    (923,245)   $   3,075,874     $  (357,236)
 Net realized gain (loss) on investments .........          (9,795)        33,941,282       22,777,857         237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................        (107,926)       (22,917,641)      18,752,177       2,723,776
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................         (21,168)        10,100,396       44,605,908       2,603,595
                                                       -----------      -------------    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       8,290,639         52,972,655       73,075,568      27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      10,613,166        (21,776,339)       1,686,586      13,140,519
  Transfers for contract benefits and
   terminations ..................................        (401,133)       (18,523,939)     (13,499,828)       (708,969)
  Contract maintenance charges ...................         (16,868)        (2,361,215)      (1,726,493)        (79,254)
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      18,485,804         10,311,162       59,535,833      39,969,215
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         106,801           (428,292)          54,780          94,294
                                                       -----------      -------------    -------------     -----------
Increase (Decrease) in Net Assets ................      18,571,437         19,983,266      104,196,521      42,667,104
Net Assets -- Beginning of Period ................              --        344,451,423      240,254,902       4,452,726
                                                       -----------      -------------    -------------     -----------
Net Assets -- End of Period ......................     $18,571,437      $ 364,434,689    $ 344,451,423     $47,119,830
                                                       ===========      =============    =============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           2,571              8,836           14,932           3,195
 Units Redeemed ..................................            (719)            (7,623)          (9,659)           (718)
                                                       -----------      -------------    -------------     -----------
 Net Increase (Decrease) .........................           1,852              1,213            5,273           2,477
                                                       ===========      =============    =============     ===========

                                                   EQ/TCW Equity
                                                         (b)
                                                   --------------
                                                        2004
                                                   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)
 Net realized gain (loss) on investments .........        8,343
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904
                                                     ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791
                                                     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,146,039
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849
  Transfers for contract benefits and
   terminations ..................................       (8,772)
  Contract maintenance charges ...................       (2,493)
                                                     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623
                                                     ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312
                                                     ----------
Increase (Decrease) in Net Assets ................    4,452,726
Net Assets -- Beginning of Period ................           --
                                                     ----------
Net Assets -- End of Period ......................   $4,452,726
                                                     ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302
 Units Redeemed ..................................          (37)
                                                     ----------
 Net Increase (Decrease) .........................          265
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/Van Kampen
                                                    EQ/UBS Growth and Income (b)    Comstock (c)
                                                   ------------------------------ ---------------
                                                         2005           2004            2005
                                                   --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (34,944)    $   13,322    $    307,757
 Net realized gain (loss) on investments .........       341,428          1,907          60,165
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,666,855         49,197       2,466,481
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     1,973,339         64,426       2,834,403
                                                     -----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    21,945,597      1,015,141      58,774,226
  Transfers between funds including
   guaranteed interest account, net ..............     9,945,523      1,227,736      36,377,047
  Transfers for contract benefits and
   terminations ..................................      (474,349)        (1,581)     (1,583,847)
  Contract maintenance charges ...................       (52,302)          (216)        (73,129)
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    31,364,469      2,241,080      93,494,297
                                                     -----------     ----------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        82,372          2,879       3,050,037
                                                     -----------     ----------    ------------
Increase (Decrease) in Net Assets ................    33,420,180      2,308,385      99,378,737
Net Assets -- Beginning of Period ................     2,308,385             --              --
                                                     -----------     ----------    ------------
Net Assets -- End of Period ......................   $35,728,565     $2,308,385    $ 99,378,737
                                                     ===========     ==========    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,828            489          10,172
 Units Redeemed ..................................        (1,809)           (40)           (941)
                                                     -----------     ----------    ------------
 Net Increase (Decrease) .........................         6,019            449           9,231
                                                     ===========     ==========    ============

                                                                                                          EQ/Wells Fargo
                                                    EQ/Van Kampen Emerging Markets       EQ/Van Kampen    Montgomery Small
                                                                Equity                Mid Cap Growth (c)      Cap (b)
                                                   --------------------------------- -------------------- ---------------
                                                         2005             2004               2005               2005
                                                   ---------------- ---------------- -------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,203,101)    $ (1,446,158)      $  (131,680)       $   613,828
 Net realized gain (loss) on investments .........     49,997,347       16,356,042           176,749             96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267       31,991,412         2,533,305            (71,053)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  operations .....................................    120,819,513       46,901,296         2,578,374            639,144
                                                    -------------     ------------       -----------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,159,383       69,533,375        19,337,327          5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     86,508,372       26,633,625        18,386,725          3,674,540
  Transfers for contract benefits and
   terminations ..................................    (23,045,477)      (9,754,773)         (394,097)          (160,077)
  Contract maintenance charges ...................     (2,567,744)      (1,063,322)          (36,114)            (9,829)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,054,534       85,348,905        37,293,841          8,532,808
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,972           39,848         3,052,788             39,129
                                                    -------------     ------------       -----------        -----------
Increase (Decrease) in Net Assets ................    309,910,019      132,290,049        42,925,003          9,211,081
Net Assets -- Beginning of Period ................    296,490,955      164,200,906                --          3,712,344
                                                    -------------     ------------       -----------        -----------
Net Assets -- End of Period ......................  $ 606,400,974     $296,490,955       $42,925,003        $12,923,425
                                                    =============     ============       ===========        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,968           24,627             3,588              1,069
 Units Redeemed ..................................        (17,357)         (17,093)             (423)              (311)
                                                    -------------     ------------       -----------        -----------
 Net Increase (Decrease) .........................         12,611            7,534             3,164                758
                                                    =============     ============       ===========        ===========


                                                   EQ/Wells Fargo
                                                   Montgomery Small
                                                       Cap (b)
                                                        2004
                                                   -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (253)
 Net realized gain (loss) on investments .........           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      440,822
                                                    -----------
 Net increase (decrease) in net assets from
  operations .....................................      440,569
                                                    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      228,280
  Transfers between funds including
   guaranteed interest account, net ..............       43,871
  Transfers for contract benefits and
   terminations ..................................         (629)
  Contract maintenance charges ...................           --
                                                    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      271,522
                                                    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......    3,000,253
                                                    -----------
Increase (Decrease) in Net Assets ................    3,712,344
Net Assets -- Beginning of Period ................           --
                                                    -----------
Net Assets -- End of Period ......................    3,712,344
                                                    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           24
 Units Redeemed ..................................           --
                                                    -----------
 Net Increase (Decrease) .........................           24
                                                    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Laudus Rosenberg VIT Value
                                                             Long/Short Equity               U.S. Real Estate -- Class II
                                                     ----------------------------------   ----------------------------------
                                                           2005               2004              2005               2004
                                                     ----------------   ---------------   ----------------   ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $ (1,252,806)      $  (265,783)      $  4,480,194      $     58,829
 Net realized gain (loss) on investments .........        1,673,750            41,986         10,109,825           828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,486,860           473,309         15,478,770        17,793,045
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................        2,907,804           249,512         30,068,789        18,679,899
                                                       ------------       -----------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       34,363,843        22,179,837        100,186,178        60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............       50,605,016        16,991,875         16,494,066        52,637,007
  Transfers for contract benefits and
   terminations ..................................       (3,589,310)         (533,757)        (7,450,900)       (1,609,240)
  Contract maintenance charges ...................         (677,694)          (74,438)        (1,354,803)         (149,898)
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       80,701,855        38,563,517        107,874,541       111,233,912
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           37,469            63,954             25,706            58,578
                                                       ------------       -----------       ------------      ------------
Increase (Decrease) in Net Assets ................       83,647,128        38,876,983        137,969,036       129,972,389
Net Assets -- Beginning of Period ................       39,844,509           967,526        132,033,274         2,060,885
                                                       ------------       -----------       ------------      ------------
Net Assets -- End of Period ......................     $123,491,637       $39,844,509       $270,002,310      $132,033,274
                                                       ============       ===========       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           11,893             4,923             13,674            11,275
 Units Redeemed ..................................           (4,444)           (1,150)            (6,669)           (2,041)
                                                       ------------       -----------       ------------      ------------
 Net Increase (Decrease) .........................            7,449             3,773              7,005             9,234
                                                       ============       ===========       ============      ============

-------

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).

(b)   Commenced operations on October 25, 2004.

(c)   Commenced operations on May 9, 2005.

(d)   Commenced operations on October 17, 2005.

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2005

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 68 variable investment options: o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------

(1)   Formerly known as AXA Premier VIP Small/Mid Cap Growth.

(2)   Formerly known as AXA Premier VIP Small/Mid Cap Value.

(3)   Formerly known as EQ/Alliance Premier Growth.

(4)   Formerly known as EQ/Enterprise Small Company Growth.

(5)   Formerly known as EQ/Enterprise Equity Income.

(6)   Formerly known as EQ/FI Small/Mid Cap Value.

(7)   Formerly known as EQ/Enterprise Small Company Value.

(8)   Formerly known as J.P. Morgan Core Bond.

(9)   Formerly known as JP Morgan Value Opportunities.

(10)  Formerly known as EQ/Enterprise Growth.

(11)  Formerly known as EQ/Enterprise Equity.

(12)  Formerly known as EQ/Enterprise Growth and Income.

(13)  Formerly known as EQ/Emerging Markets Equity.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

2. Significant Accounting Policies (Concluded)

Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                     Purchases        Sales
                                                 ---------------- -------------
AXA Aggressive Allocation ....................      354,582,413     29,429,791
AXA Conservative Allocation ..................      197,575,917     97,339,434
AXA Conservative Plus Allocation .............      307,798,509     52,836,206
AXA Moderate Allocation ......................    1,274,339,704    153,318,689
AXA Moderate Plus Allocation .................    1,861,284,384     64,809,186
AXA Premier VIP Aggressive Equity ............       24,876,799     26,592,366
AXA Premier VIP Core Bond ....................      146,977,605    114,077,933
AXA Premier VIP Health Care ..................       80,984,997     35,094,400
AXA Premier VIP High Yield ...................      235,795,581    178,719,961
AXA Premier VIP International Equity .........      161,672,476     96,186,008
AXA Premier VIP Large Cap Core Equity ........       34,943,095     24,861,512
AXA Premier VIP Large Cap Growth .............       64,790,150     65,193,347
AXA Premier VIP Large Cap Value ..............      158,920,746     67,177,038
AXA Premier VIP Small/Mid Cap Growth .........      112,331,815     65,597,891
AXA Premier VIP Small/Mid Cap Value ..........      147,622,932     75,739,683
AXA Premier VIP Technology ...................       63,372,425     62,025,733
EQ/Alliance Common Stock .....................      217,349,632    179,818,540
EQ/Alliance Growth & Income ..................      183,795,380     84,186,038
EQ/Alliance Intermediate Government Sec. .....       65,547,801     77,259,133
EQ/Alliance International ....................      249,456,053     99,337,666
EQ/Alliance Large Cap Growth .................       71,676,926     60,766,836
EQ/Alliance Quality Bond .....................       98,113,209     52,083,427
EQ/Alliance Small Cap Growth .................       67,553,657     69,892,967
EQ/Ariel Appreciation II .....................        8,331,876         36,169
EQ/Bear Stearns Small Company Growth .........       82,649,489     15,062,522
EQ/Bernstein Diversified Value ...............      275,735,738    143,634,356
EQ/Boston Advisors Equity Income .............      134,559,331     20,426,492
EQ/Calvert Socially Responsible ..............       21,584,878      7,935,832
EQ/Capital Guardian Growth ...................       68,374,278     42,524,893
EQ/Capital Guardian International ............      197,496,229    106,822,772
EQ/Capital Guardian Research .................       84,712,759    111,064,307
EQ/Capital Guardian U.S. Equity ..............      185,708,404    108,514,083
EQ/Caywood-Scholl High Yield Bond ............       37,397,308      2,866,699
EQ/Equity 500 Index ..........................      289,125,837    240,960,215
EQ/Evergreen International Bond ..............       12,431,646      1,022,058
EQ/Evergreen Omega ...........................       31,535,299     28,488,695
EQ/FI Mid Cap ................................      289,545,362    104,979,866
EQ/FI Small/Mid Cap Value ....................      276,245,485     87,866,431
EQ/GAMCO Mergers and Acquisitions ............       25,993,899      1,548,199
EQ/GAMCO Small Company Value .................      146,168,046     30,394,236
EQ/International Growth ......................       20,269,620      5,141,092
EQ/Janus Large Cap Growth ....................       50,176,510     32,176,267
EQ/JPMorgan Core Bond ........................      287,298,262    145,406,693
EQ/JPMorgan Value Opportunities ..............       42,872,909     84,678,915
EQ/Lazard Small Cap Value ....................      237,385,348    136,108,760

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Concluded)

                                                       Purchases        Sales
                                                     ------------- --------------
EQ/Legg Mason Value Equity .......................     29,507,014       326,564
EQ/Long Term Bond ................................     50,439,422     6,445,963
EQ/Lord Abbett Growth and Income .................     35,632,728       851,690
EQ/Lord Abbett Large Cap Core ....................     26,162,804     2,204,484
EQ/Lord Abbett Mid Cap Value .....................    104,948,947     2,712,192
EQ/Marsico Focus .................................    348,497,781    88,605,537
EQ/Mercury Basic Value Equity ....................    152,620,042   112,447,184
EQ/Mercury International Value ...................    266,189,167   128,294,746
EQ/MFS Emerging Growth Companies .................     28,948,186    50,543,888
EQ/MFS Investors Trust ...........................     28,483,431    48,770,753
EQ/Money Market ..................................    659,990,871   651,104,075
EQ/Montag & Caldwell Growth ......................     23,022,603     4,102,032
EQ/PIMCO Real Return .............................    162,042,438     7,110,395
EQ/Short Duration Bond ...........................     24,918,637     6,280,068
EQ/Small Company Index ...........................     99,789,065    74,558,445
EQ/TCW Equity ....................................     47,659,199     7,952,926
EQ/UBS Growth and Income .........................     38,440,495     7,028,596
EQ/Van Kampen Comstock ...........................    100,238,539     3,386,448
EQ/Van Kampen emerging Markets Equity ............    332,461,252   127,750,256
EQ/Van Kampen Mid Cap Growth .....................     43,325,888     3,110,941
EQ/Wells Fargo Montgomery Small Cap ..............     11,963,543     2,776,453
Laudus Rosenberg VIT Value Long/Short Equity .....    112,152,184    32,665,667
U.S. Real Estate .................................    162,376,476    49,996,035

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

4. Expenses and Related Party Transactions (Concluded)

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

---------------------------------------------------------------------------------------------------------------------
                                                               Asset-based                      Current     Maximum
                                             Mortality and   Administration  Distribution     Aggregate    Aggregate
                                             Expense Risks       Charge         Charge          Charge       Charge
---------------------------------------------------------------------------------------------------------------------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Retirement Income for Life ...................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

                                               Asset-based                      Current      Maximum
                               Mortality and  Administration   Distribution    Aggregate    Aggregate
                               Expense Risks     Charge           Charge         Charge      Charge
                               -------------  --------------   -------------   ---------    ---------
Accumulator Select II .........   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee
Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.
Protection Plus                       Annually on each
                                      contract date anniversary.

Charges                                                    Amount deducted                          How deducted
------------------------------------- -------------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                          Applied to an annuity
applicable taxes                                                                               payout option
Charge for Trust expenses             Varies by portfolio                                      Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser       Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30            account value
Variable Immediate Annuity payout     $350 annuity administrative fee                          Unit liquidation from
option administrative fee                                                                      account value
Withdrawal charge                     Low - During the first seven contract years              Unit liquidation from
                                      following a contribution, a 7% charge is deducted        account value
                                      in the first contract year from amounts withdrawn
                                      that exceed 10% of the account value. It declines
                                      1% each year to 1% in the seventh contract year.
                                      HIgh - During the first eight contract years
                                      following a contribution, a charge is deducted from
                                      amounts withdrawn that exceed 10% of the
                                      account value. The charge is 8% in the first two
                                      contract years following a contribution; the charge
                                      is 7% in the third and fourth contract years
                                      following a contribution; thereafter it declines by
                                      1% each year in the fifth to eighth contract year
BaseBuilder benefit charge               0.30%                                                 Unit liquidation from
                                                                                               account value
Protection Plus                       Low - 0.20%                                              Unit liquidation from
                                                                                               account value
                                      High - 0.35%.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Concluded)

                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Guaranteed minimum death benefit
options:
  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   Netted against loan
                                        repayment

Retirement Income for Life Benefit      Annually on contract date
charge                                  anniversary

Charges                                                     Amount deducted                         How deducted
--------------------------------------- ------------------------------------------------------ ----------------------
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85            Unit liquidation from
                                        benefit base                                           account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.60% of the greater of 5% roll-up to age 85 or        Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                  account value

  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit        Unit liquidation from
                                        base                                                   account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit        Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,     account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                            Unit liquidation from
                                                                                               account value
                                        High - 0.65%

Guaranteed Principal Benefit charge     0.50%                                                  Unit liquidation from
                                                                                               account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                    Unit liquidation from
                                        7% Withdrawal Option is 0.50%                          account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                  Unit liquidation from
                                                                                               account value

Retirement Income for Life Benefit      0.65% of the income base for single life or 0.80%      Unit liquidation from
charge                                  of the income base for a joint life.                   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values

  Shown below is accumulation unit value information for
   units outstanding throughout the periods indicated.
AXA Aggressive Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         7.44% Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Moderate Allocation (a)
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2003   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2002   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2001   Lowest contract charges 0.95% Class B
         Highest contract charges 1.90% Class B (c)
         All contract charges
AXA Moderate-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges

                                   Years Ended December 31,
         -----------------------------------------------------------------------------
                        Units Outstanding   Net Assets     Investment        Total
          Units value        (000's)          (000's)    Income ratio**    Return***
         ------------- ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.50               --                --           --            7.52%
            $ 11.22               --                --           --            6.01%
                 --           46,362        $  572,360         5.10%             --
  2004      $ 10.70               --                --           --
            $ 10.56               --                --           --            6.11%
                 --           19,656        $  227,194         2.66%             --
  2003      $ 10.68               --                --           --            6.80%
            $ 10.66               --                --           --            6.62%
                 --              625        $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.57               --                --           --            1.93%
            $ 10.29               --                --           --            0.50%
                 --           18,040        $  194,239         4.26%             --
  2004      $ 10.37               --                --           --            3.74%
            $ 10.24               --                --           --            2.46%
                 --            9,001        $   95,767         5.09%
  2003      $ 10.32               --                --           --            3.76%
            $ 10.30               --                --           --            3.00%
                 --              483        $    4,989         3.76%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.76               --                --           --            2.73%
            $ 10.48               --                --           --            1.29%
                 --           40,493        $  451,307         5.02%             --
  2004      $ 10.47               --                --           --            4.93%
            $ 10.34               --                --           --            3.63%
                 --           18,199        $  198,701         4.69%             --
  2003      $ 10.42               --                --           --            4.83%
            $ 10.41               --                --           --            4.10%
                 --              821        $    8,552         4.83%             --
AXA Moderate Allocation (a)
---------------------------------------------------------------------------------------
  2005
            $ 54.27               --                --           --            4.27%
            $ 40.92               --                --           --            2.81%
                 --          188,833        $2,886,531         2.93%             --
  2004      $ 52.05                                                            8.18%
            $ 39.80               --                --           --            6.66%
                 --           94,832        $1,705,138         3.65%             --
  2003      $ 48.11               --                --           --           18.54%
            $ 37.31               --                --           --           16.86%
                 --           18,997        $  653,817         3.59%             --
  2002      $ 40.59               --                --           --          (11.86)%
            $ 31.93               --                --           --          (14.37)%
                 --            3,929        $  137,208         2.19%             --
  2001      $ 43.48               --                --           --          ( 5.55)%
            $ 37.29               --                --           --            5.14%
                 --              507        $   20,337         3.88%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.37               --                --           --            6.14%
            $ 11.07               --                --           --            4.65%
                 --          231,245        $2,819,241         5.28%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Moderate-Plus Allocation (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (i)        $ 10.71
         Highest contract charge 1.90% Class B (i)       $ 10.58
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.68
         Highest contract charge 1.70% Class B (l)       $ 10.66
         All contract charges                                 --
AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 68.25
         Highest contract charge 1.90% Class B (c)       $ 51.46
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 63.39
         Highest contract charge 1.90% Class B (c)       $ 48.47
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 56.83
         Highest contract charges 1.90% Class B (c)      $ 44.08
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 41.54
         Highest contract charges 1.90% Class B (c)      $ 32.67
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 58.69
         Highest contract charges 1.90% Class B (c)      $ 46.83
         All contract charges                                 --
AXA Premier VIP Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.63
         Highest contract charge 1.90% Class B (d)       $ 10.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.49
         Highest contract charge 1.90% Class B (d)       $ 11.01
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 11.11
         Highest contract charge 1.90% Class B (d)       $ 10.80
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $ 10.76
         Highest contract charge 1.90% Class B (d)       $ 10.61
         All contract charges                                 --
AXA Premier VIP Health Care
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 12.06
         Highest contract charge 1.90% Class B (d)       $ 11.39
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.33
         Highest contract charge 1.90% Class B (d)       $ 10.86
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.16
         Highest contract charge 1.90% Class B (d)       $  9.87
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.97
         Highest contract charge 1.90% Class B (d)       $  7.85
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            7.46%
                    --               --            --            6.13%
                82,739         $955,400          4.14%             --
  2003              --               --            --            6.80%
                    --               --            --            6.60%
                 2,415         $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            7.66%
                    --               --            --            6.15%
                 3,925         $127,148            --              --
  2004              --               --            --           11.54%
                    --               --            --            9.97%
                 3,203         $119,925            --              --
  2003              --               --            --           36.82%
                    --               --            --           34.92%
                 2,180         $101,344            --              --
  2002              --               --            --          (29.22)%
                    --               --            --          (30.23)%
                 1,711         $ 60,793          0.01%             --
  2001              --               --            --          (25.55)%
                    --               --            --           13.23%
                 1,907         $ 96,588          0.28%             --
AXA Premier VIP Core Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            1.20%
                    --               --            --          ( 0.18)%
                57,425         $631,231          3.47%             --
  2004                                                           3.37%
                    --               --            --            1.91%
                55,151         $609,072          3.80%             --
  2003              --               --            --            3.26%
                    --               --            --            1.79%
                47,365         $516,125          3.67%             --
  2002              --               --            --            5.39%
                19,201         $204,776          5.63%           4.02%
AXA Premier VIP Health Care
-------------------------------------------------------------------------
  2005
                    --               --            --            6.43%
                    --               --            --            4.93%
                20,668         $246,216          5.48%             --
  2004              --               --            --           11.57%
                    --               --            --           10.00%
                17,556         $196,381          7.19%             --
  2003              --               --            --           27.47%
                    --               --            --           25.73%
                11,382         $113,739          1.55%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.63)%
                 3,195         $ 25,215            --              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP High Yield
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 35.26
         Highest contract charge 1.90% Class B (c)       $ 26.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 34.38
         Highest contract charge 1.90% Class B (c)       $ 26.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 31.80
         Highest contract charges 1.90% Class B (c)      $ 24.99
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 26.08
         Highest contract charges 1.90% Class B (c)      $ 20.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 27.00
         Highest contract charges 1.90% Class B (c)      $ 21.83
         All contract charges                                 --
AXA Premier International Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 14.18
         Highest contract charge 1.90% Class B (d)       $ 13.40
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 12.35
         Highest contract charge 1.90% Class B (d)       $ 11.83
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.52
         Highest contract charge 1.90% Class B (d)       $ 10.23
         All contract charges                                 --
  2002   Unit Value 0.50% to 1.90%*                           --
         Lowest contract charge 0.50% Class B (d)        $  7.87
         Highest contract charge 1.90% Class B (d)       $  7.76
         All contract charges                                 --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.39
         Highest contract charge 1.90% Class B (d)       $ 10.76
         All contract charges
  2004   Lowest contract charge 0.50% Class B (d)        $ 10.72
         Highest contract charge 1.90% Class B (d)       $ 10.28
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $  9.83
         Highest contract charge 1.90% Class B (d)       $  9.55
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.71
         Highest contract charge 1.90% Class B (d)       $  7.60
         All contract charges                                 --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 10.10
         Highest contract charge 1.90% Class B (d)       $  9.54
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $  9.44
         Highest contract charge 1.90% Class B (d)       $  9.05
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield
------------------------------------------------------------------------
  2005
                    --               --            --           2.55%
                    --               --            --           1.11%
                43,908         $877,332          7.68%            --
  2004              --               --            --           8.13%
                    --               --            --           6.61%
                37,966         $860,727          6.76%            --
  2003              --               --            --          21.93%
                    --               --            --          20.21%
                25,622         $673,178          7.02%            --
  2002              --               --            --         ( 3.41)%
                    --               --            --         ( 4.76)%
                10,205         $228,627         10.07%            --
  2001              --               --            --           0.19%
                    --               --            --           5.85%
                 8,008         $187,477         10.30%            --
AXA Premier International Equity
------------------------------------------------------------------------
  2005
                    --               --            --          14.87%
                    --               --            --          13.25%
                23,219         $328,766          7.88%            --
  2004              --               --            --          17.32%
                    --               --            --          15.67%
                19,713         $242,452          3.67%            --
  2003              --               --            --          33.67%
                    --               --            --          31.83%
                11,346         $117,579          0.85%            --
  2002              --               --            --             --
                    --               --            --         (18.61)%
                    --               --            --         (19.75)%
                 3,212         $ 25,053            --             --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.20%
                    --               --            --           4.71%
                13,468         $151,342          2.74%            --
  2004              --               --            --           9.13%
                    --               --            --           7.59%
                12,820         $135,571          4.92%            --
  2003              --               --            --          27.46%
                    --               --            --          25.66%
                10,567         $102,131          0.19%            --
  2002              --               --            --         (22.59)%
                    --               --            --         (23.69)%
                 3,689         $ 28,181          0.49%            --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --           6.95%
                    --               --            --           5.45%
                28,903         $295,667            --             --
  2004              --               --            --           6.13%
                    --               --            --           4.64%
                29,040         $275,157            --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (d)      $  8.90
         Highest contract charge 1.90% Class B (d)     $  8.65
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.84
         Highest contract charge 1.90% Class B (d)     $  6.75
         All contract charges                               --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.62
         Highest contract charge 1.90% Class B (d)     $ 11.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.84
         Highest contract charge 1.90% Class B (d)     $ 11.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.98
         Highest contract charge 1.90% Class B (d)     $  7.86
         All contract charges                               --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.46
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $  9.70
         Highest contract charge 1.90% Class B (d)     $  9.30
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $  8.72
         Highest contract charge 1.90% Class B (d)     $  8.48
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.25
         Highest contract charge 1.90% Class B (d)     $  6.16
         All contract charges                               --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.73
         Highest contract charge 1.90% Class B (d)     $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.92
         Highest contract charge 1.90% Class B (d)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.43
         Highest contract charge 1.90% Class B (d)     $  7.33
         All contract charges                               --

AXA Premier VIP Technology (j)
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.36
         Highest contract charge 1.90% Class B (d)     $  9.79
         All contract charges                               --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------------
  2003              --               --            --           30.12%
                    --               --            --           28.15%
                22,496         $197,050            --              --
  2002              --               --            --          (30.13)%
                    --               --            --          (30.98)%
                 7,258         $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.56%
                    --               --            --            5.07%
                35,233         $440,121          5.45%             --
  2004              --               --            --           13.85%
                    --               --            --           12.25%
                29,242         $342,105          7.90%             --
  2003              --               --            --           30.32%
                    --               --            --           28.63%
                20,239         $206,969          2.87%             --
  2002              --               --            --          (18.82)%
                    --               --            --          (20.04)%
                 6,974         $ 55,122          1.00%             --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            7.84%
                    --               --            --            6.33%
                35,078         $374,043         13.74%             --
  2004              --               --            --           11.17%
                    --               --            --            9.61%
                35,482         $346,528          1.80%             --
  2003              --               --            --           39.52%
                    --               --            --           37.67%
                28,678         $246,717          2.16%             --
  2002              --               --            --          (36.61)%
                    --               --            --          (37.46)%
                 8,322         $ 51,568            --              --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.81%
                    --               --            --            5.31%
                29,548         $370,654         22.18%             --
  2004              --               --            --           14.61%
                    --               --            --           13.00%
                30,025         $353,096          6.32%             --
  2003              --               --            --           39.95%
                    --               --            --           37.90%
                21,347         $218,393          0.94%             --
  2002              --               --            --          (23.64)%
                    --               --            --          (24.59)%
                 6,540         $ 48,169            --              --
AXA Premier VIP Technology (j)
-------------------------------------------------------------------------
  2005
                    --               --            --           10.71%
                    --               --            --            9.16%
                24,317         $253,676            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP Technology (j) (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)       $   9.36
         Highest contract charge 1.90% Class B (d)      $   8.97
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)       $   8.96
         Highest contract charge 1.90% Class B (d)      $   8.71
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)       $   5.71
         Highest contract charge 1.90% Class B (d)      $   5.63
         All contract charges                                 --
EQ/Alliance Common Stock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 316.20
         Highest contract charge 1.90% Class B (c)      $ 206.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B           $ 304.68
         Highest contract charge 1.90% Class B (c)      $ 202.28
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B          $ 268.33
         Highest contract charges 1.90% Class B (c)     $ 180.69
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B          $ 180.32
         Highest contract charges 1.90% Class B (c)     $ 123.15
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B          $ 271.84
         Highest contract charges 1.90% Class B (c)     $ 188.32
         All contract charges                                 --
EQ/Alliance Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  32.70
         Highest contract charge 1.90% Class B (d)      $  27.49
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  31.15
         Highest contract charge 1.90% Class B (d)      $  26.56
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  27.85
         Highest contract charges 1.90% Class B (d)     $  24.09
         All contract charges                                 --
         Lowest contract charges 0.50% Class B (d)      $  21.46
  2002   Highest contract charges 1.90% Class B (d)     $  18.83
         All contract charges                                 --
EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  21.14
         Highest contract charge 1.90% Class B (d)      $  17.15
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  20.98
         Highest contract charge 1.90% Class B (d)      $  17.27
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  20.69
         Highest contract charges 1.90% Class B (d)     $  17.27
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (d)      $  20.36
         Highest contract charges 1.90% Class B (d)     $  17.23
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Technology (j) (Continued)
-------------------------------------------------------------------------
  2004              --                --           --            4.46%
                    --                --           --            2.99%
                24,512        $  228,436         0.93%             --
  2003              --                --           --           56.90%
                    --                --           --           54.71%
                 7,597        $   67,141         4.79%             --
  2002              --                --           --          (44.02)%
                    --                --           --          (44.75)%
                 2,311        $   13,072           --              --
EQ/Alliance Common Stock
-------------------------------------------------------------------------
  2005
                    --                --           --            3.78%
                    --                --           --            2.33%
                36,983        $1,277,968         0.84%             --
  2004              --                --           --           13.55%
                    --                --           --           11.95%
                23,045        $1,197,777         1.05%
  2003              --                --           --           48.81%
                    --                --           --           46.72%
                 5,325        $  877,988         1.30%             --
  2002              --                --           --          (33.67)%
                    --                --           --          (34.61)%
                 3,226        $  453,046         0.05%             --
  2001              --                --           --          (11.19)%
                    --                --           --            9.33%
                 3,478        $  743,618         2.15%             --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------
  2005
                    --                --           --            4.98%
                    --                --           --            3.50%
                37,992        $  759,475         4.29%             --
  2004              --                --           --           11.83%
                    --                --           --           10.26%
                29,768        $  651,421         1.62%             --
  2003              --                --           --           29.80%
                    --                --           --           27.93%
                17,280        $  427,793         1.61%             --
                    --                --           --          (20.16)%
  2002              --                --           --          (21.21)%
                 5,280        $  104,247         2.86%             --
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------
  2005
                    --                --           --            0.73%
                    --                --           --          ( 0.68)%
                20,170        $  320,909         3.41%             --
  2004              --                --           --            1.43%
                    --                --           --            0.00%
                20,300        $  340,096         3.03%             --
  2003              --                --           --            1.61%
                    --                --           --            0.22%
                17,987        $  328,020         4.53%             --
  2002              --                --           --            8.41%
                    --                --           --            7.22%
                10,061        $  183,406        10.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance International (n)(o)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.58
         Highest contract charge 1.90% Class B (d)       $ 14.24
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.45
         Highest contract charge 1.90% Class B (d)       $ 12.59
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.29
         Highest contract charges 1.90% Class B (d)      $ 10.86
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.14
         Highest contract charges 1.90% Class B (d)      $  8.19
         All contract charges                                 --
EQ/Alliance Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  7.55
         Highest contract charge 1.90% Class B (c)       $  6.86
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.60
         Highest contract charge 1.90% Class B (c)       $  6.09
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  6.12
         Highest contract charges 1.90% Class B (c)      $  5.73
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.99
         Highest contract charges 1.90% Class B (c)      $  4.74
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  7.29
         Highest contract charges 1.90% Class B (c)      $  7.02
         All contract charges                                 --
EQ/Alliance Quality Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 17.77
         Highest contract charge 1.90% Class B (c)       $ 14.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.51
         Highest contract charge 1.90% Class B (c)       $ 14.93
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 16.96
         Highest contract charges 1.90% Class B (c)      $ 14.67
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 16.46
         Highest contract charges 1.90% Class B (c)      $ 14.44
         All contract charges                                 --
EQ/Alliance Small Cap Growth (g)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.20
         Highest contract charge 1.90% Class B (c)       $ 16.10
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 16.41
         Highest contract charge 1.90% Class B (c)       $ 14.72
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Alliance International (n)(o)
------------------------------------------------------------------------
  2005
                    --               --            --          14.72%
                    --               --            --          13.11%
                39,214         $585,935            --             --
  2004              --               --            --          17.58%
                    --               --            --          15.93%
                28,144         $371,190          2.10%            --
  2003              --               --            --          34.47%
                    --               --            --          32.60%
                20,522         $232,935          2.53%            --
  2002              --               --            --         ( 9.33)%
                    --               --            --         (10.49)%
                 3,406         $ 29,069            --             --
EQ/Alliance Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          14.36%
                    --               --            --          12.75%
                53,599         $409,334            --             --
  2004              --               --            --           7.84%
                    --               --            --           6.32%
                54,060         $349,068            --             --
  2003              --               --            --          22.65%
                    --               --            --          20.89%
                55,750         $326,649            --             --
  2002              --               --            --         (31.55)%
                    --               --            --         (32.48)%
                48,237         $232,039            --             --
  2001              --               --            --         (24.30)%
                    --               --            --           4.83%
                49,585         $347,643          0.01%            --
EQ/Alliance Quality Bond
------------------------------------------------------------------------
  2005
                    --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.32%            --
  2003              --               --            --           3.03%
                    --               --            --           1.59%
                16,832         $258,083          3.60%            --
  2002              --               --            --           5.92%
                    --               --            --           4.49%
                 5,930         $ 89,679          7.92%            --
EQ/Alliance Small Cap Growth (g)
------------------------------------------------------------------------
  2005
                    --               --            --          10.95%
                    --               --            --           9.40%
                28,133         $443,581            --             --
  2004              --               --            --          13.41%
                    --               --            --          11.82%
                27,198         $400,895            --             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance Small Cap Growth (g) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 14.47
         Highest contract charges 1.90% Class B (c)      $ 13.16
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.32
         Highest contract charges 1.90% Class B (c)      $  9.52
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.86
         Highest contract charges 1.90% Class B (c)      $ 13.91
         All contract charges                                 --
EQ/Ariel Appreciation II
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.38
         Highest contract charge 1.90% Class B (q)       $ 10.35
         All contract charges                                 --
EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  8.59
         Highest contract charge 1.90% Class B (k)       $  7.77
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  8.04
         Highest contract charge 1.90% Class B (k)       $  7.37
         All contract charges                                 --
EQ/Bernstein Diversified Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.05
         Highest contract charge 1.90% Class B (c)       $ 14.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 15.30
         Highest contract charge 1.90% Class B (c)       $ 13.86
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 13.56
         Highest contract charges 1.90% Class B (c)      $ 12.45
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.58
         Highest contract charges 1.90% Class B (c)      $  9.86
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.31
         Highest contract charges 1.90% Class B (c)      $ 11.64
         All contract charges                                 --
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  6.30
         Highest contract charge 1.90% Class B (k)       $  5.69
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  5.96
         Highest contract charge 1.90% Class B (k)       $  5.47
         All contract charges                                 --
EQ/Calvert Socially Responsible
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $  9.20
         Highest contract charge 1.90% Class B (c)       $  8.40
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (g) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           40.21%
                    --                --           --           38.25%
                24,622        $  333,931           --              --
  2002              --                --           --          (30.55)%
                    --                --           --          (31.56)%
                16,457        $  160,910           --              --
  2001              --                --           --          (13.70)%
                    --                --           --           14.37%
                14,714        $  209,134         1.04%             --
EQ/Ariel Appreciation II
-------------------------------------------------------------------------
  2005
                    --                --           --            3.83%
                    --                --           --            3.49%
                   510        $    5,276         1.00%             --
EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.95%
                    --                --           --            5.45%
                 9,010        $   72,375         3.58%             --
  2004              --                --           --           14.09%
                    --                --           --           13.79%
                   388        $    2,939           --              --
EQ/Bernstein Diversified Value
-------------------------------------------------------------------------
  2005
                    --                --           --            4.91%
                    --                --           --            3.44%
               101,618        $1,439,640         3.31%             --
  2004              --                --           --           12.88%
                    --                --           --           11.29%
                91,811        $1,278,595         2.22%             --
  2003              --                --           --           28.17%
                    --                --           --           26.28%
                70,973        $  907,823         1.69%             --
  2002              --                --           --          (14.05)%
                    --                --           --          (15.29)%
                36,996        $  373,343         1.59%             --
  2001              --                --           --            2.50%
                    --                --           --            7.18%
                21,630        $  256,192         1.05%             --
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------
  2005
                    --                --           --            5.62%
                    --                --           --            4.14%
                22,950        $  135,055         2.19%             --
  2004              --                --           --            9.05%
                    --                --           --            8.76%
                 3,003        $   16,894         3.71%             --
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------
  2005
                    --                --           --            8.20%
                    --                --           --            6.68%
                 4,883        $   47,467         4.10%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Calvert Socially Responsible (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)       $  8.50
         Highest contract charge 1.90% Class B (c)      $  7.88
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (b)      $  8.25
         Highest contract charges 1.90% Class B (c)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (b)      $  6.48
         Highest contract charges 1.90% Class B (c)     $  6.18
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (b)      $  8.85
         Highest contract charges 1.90% Class B (c)     $  8.56
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B (c)      $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B (c)      $ 11.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B (c)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.84
         Highest contract charges 1.90% Class B (c)     $  9.08
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 13.43
         Highest contract charges 1.90% Class B (c)     $ 12.57
         All contract charges                                --
EQ/Capital Guardian International
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.07
         Highest contract charge 1.90% Class B (c)      $ 11.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.22
         Highest contract charge 1.90% Class B (c)      $ 10.35
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  9.92
         Highest contract charges 1.90% Class B (c)     $  9.29
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.52
         Highest contract charges 1.90% Class B (c)     $  7.14
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.90
         Highest contract charges 1.90% Class B (c)     $  8.57
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B (c)      $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B (c)      $ 10.95
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            3.07%
                    --               --            --            1.62%
                 3,656         $ 31,705            --              --
  2003              --               --            --           27.31%
                    --               --            --           25.41%
                 2,756         $ 21,924            --              --
  2002              --               --            --          (26.78)%
                    --               --            --          (27.80)%
                   731         $  4,578            --              --
  2001              --               --            --            2.89%
                    --               --            --            7.16%
                    38         $    328            --              --
EQ/Capital Guardian Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            4.58%
                    --               --            --            3.12%
                23,591         $283,809          0.21%             --
  2004              --               --            --            5.01%
                    --               --            --            3.53%
                20,651         $244,375            --              --
  2003              --               --            --           23.38%
                    --               --            --           21.70%
                22,285         $254,404          0.13%             --
  2002              --               --            --          (26.73)%
                    --               --            --          (27.76)%
                20,819         $194,509          0.10%             --
  2001              --               --            --          (24.85)%
                    --               --            --            6.97%
                23,007         $295,990            --              --
EQ/Capital Guardian International
-------------------------------------------------------------------------
  2005
                    --               --            --           16.51%
                    --               --            --           14.91%
                56,000         $728,289          1.67%             --
  2004              --               --            --           13.04%
                    --               --            --           11.45%
                49,365         $543,898          1.64%             --
  2003              --               --            --           31.91%
                    --               --            --           30.11%
                34,025         $323,809          1.54%             --
  2002              --               --            --          (15.51)%
                    --               --            --          (16.69)%
                15,843         $114,882          1.42%             --
  2001              --               --            --          (21.24)%
                    --               --            --            7.25%
                11,548         $ 99,965          1.77%             --
EQ/Capital Guardian Research (h)
-------------------------------------------------------------------------
  2005
                    --               --            --            5.53%
                    --               --            --            4.05%
                59,370         $704,554          0.56%             --
  2004              --               --            --           10.35%
                    --               --            --            8.80%
                61,357         $694,282          0.67%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Capital Guardian Research (h) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 10.76
         Highest contract charges 1.90% Class B (c)      $ 10.07
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  8.22
         Highest contract charges 1.90% Class B (c)      $  7.80
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.97
         Highest contract charges 1.90% Class B (c)      $ 10.56
         All contract charges                                 --
EQ/Capital Guardian U.S. Equity (f)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 12.28
         Highest contract charge 1.90% Class B (c)       $ 11.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.65
         Highest contract charge 1.90% Class B (c)       $ 10.75
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 10.71
         Highest contract charges 1.90% Class B (c)      $ 10.02
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.89
         Highest contract charges 1.90% Class B (c)      $  7.49
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.39
         Highest contract charges 1.90% Class B (c)      $ 10.00
         All contract charges                                 --
EQ/Caywood-Scholl High Yield Bond Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.46
         Highest contract charge 1.90% Class B (p)       $ 10.36
         All contract charges                                 --
EQ/Equity 500 Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 29.22
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 28.13
         Highest contract charge 1.90% Class B (c)       $ 24.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 25.65
         Highest contract charges 1.90% Class B (c)      $ 22.31
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 20.16
         Highest contract charges 1.90% Class B (c)      $ 17.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 26.11
         Highest contract charges 1.90% Class B (c)      $ 23.37
         All contract charges                                 --
EQ/Evergreen International Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $  9.77
         Highest contract charge 1.90% Class B (q)       $  9.74
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           30.90%
                    --                --           --           29.10%
                54,622        $  562,488         0.48%             --
  2002              --                --           --          (25.07)%
                    --                --           --          (26.14)%
                40,818        $  324,026         0.43%             --
  2001              --                --           --          ( 2.49)%
                    --                --           --           11.48%
                 7,485        $   79,895         0.22%             --
EQ/Capital Guardian U.S. Equity (f)
-------------------------------------------------------------------------
  2005
                    --                --           --            5.43%
                    --                --           --            5.38%
                77,247        $  905,335         5.74%             --
  2004              --                --           --            8.78%
                    --                --           --            7.25%
                73,991        $  825,881         0.53%             --
  2003              --                --           --           35.74%
                    --                --           --           33.78%
                56,813        $  583,096         0.39%             --
  2002              --                --           --          (24.06)%
                    --                --           --          (25.10)%
                24,868        $  189,328         0.42%             --
  2001              --                --           --          ( 2.53)%
                    --                --           --           12.51%
                16,170        $  163,523         0.32%             --
EQ/Caywood-Scholl High Yield Bond Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            4.56%
                    --                --           --            3.58%
                 3,193        $   33,180        15.00%             --
EQ/Equity 500 Index
-------------------------------------------------------------------------
  2005
                    --                --           --            3.88%
                    --                --           --            2.42%
                76,052        $1,537,157         3.21%             --
  2004              --                --           --            9.68%
                    --                --           --            8.14%
                67,829        $1,471,224         1.53%             --
  2003              --                --           --           27.21%
                    --                --           --           25.40%
                50,505        $1,166,468         1.51%             --
  2002              --                --           --          (22.79)%
                    --                --           --          (23.88)%
                30,324        $  561,948         1.04%             --
  2001              --                --           --          (12.62)%
                    --                --           --            7.81%
                24,226        $  586,435         0.85%             --
EQ/Evergreen International Bond
-------------------------------------------------------------------------
  2005
                    --                --           --          ( 2.31)%
                    --                --           --          ( 2.63)%
                   659        $    6,422           --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Evergreen Omega
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B (c)      $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B (c)      $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B (c)     $  7.67
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  5.99
         Highest contract charges 1.90% Class B (c)     $  5.66
         All contract charges                                --
  2001   Lowest contract charges 0.95% Class B          $  7.81
         Highest contract charges 1.90% Class B (c)     $  7.59
         All contract charges                                --
EQ/FI Mid Cap
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B (c)      $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B (c)      $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B (c)     $  9.55
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.01
         Highest contract charges 1.90% Class B (c)     $  6.78
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.64
         Highest contract charges 1.90% Class B (c)     $  8.48
         All contract charges                                --
EQ/FI Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 17.04
         Highest contract charge 1.90% Class B (c)      $ 15.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.38
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.12
         Highest contract charges 1.90% Class B (c)     $ 11.94
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.89
         Highest contract charges 1.90% Class B (c)     $  9.13
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.66
         Highest contract charges 1.90% Class B (c)     $ 10.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
-------------------------------------------------------------------------
  2005
                    --               --            --            3.44%
                    --               --            --            1.99%
                15,270         $147,725          3.07%             --
  2004              --               --            --            6.51%
                    --               --            --            5.01%
                15,623         $142,569          0.35%             --
  2003              --               --            --           37.40%
                    --               --            --           35.51%
                 9,822         $ 78,212            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.43)%
                 2,262         $ 13,052            --              --
  2001              --               --            --          (17.79)%
                    --               --            --            8.89%
                   464         $  3,565          0.01%             --
EQ/FI Mid Cap
-------------------------------------------------------------------------
  2005
                    --               --            --            5.84%
                    --               --            --            4.35%
                70,729         $867,602         14.06%             --
  2004              --               --            --           15.45%
                    --               --            --           13.82%
                64,623         $740,923          7.05%             --
  2003              --               --            --           42.80%
                    --               --            --           40.88%
                49,567         $483,002            --              --
  2002              --               --            --          (18.87)%
                    --               --            --          (20.05)%
                18,844         $129,102          0.01%             --
  2001              --               --            --          (13.86)%
                    --               --            --           16.73%
                 9,447         $ 80,508          0.23%             --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --           10.77%
                    --               --            --            9.21%
                54,946         $832,305         11.71%             --
  2004              --               --            --           17.26%
                    --               --            --           15.61%
                46,228         $648,657          9.37%
  2003              --               --            --           32.65%
                    --               --            --           30.78%
                35,841         $441,408          0.48%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.32)%
                18,536         $173,781          0.70%             --
  2001              --               --            --            3.46%
                    --               --            --           13.94%
                 7,454         $ 82,875          0.97%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.56
         Highest contract charge 1.90% Class B (p)       $ 10.46
         All contract charges                                 --
EQ/GAMCO Small Company Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $ 27.24
         Highest contract charge 1.90% Class B (k)       $ 21.28
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $ 26.24
         Highest contract charge 1.90% Class B (k)       $ 20.79
         All contract charges                                 --
EQ/International Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 11.56
         Highest contract charge 1.90% Class B (p)       $ 11.46
         All contract charges                                 --
EQ/Janus Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  6.67
         Highest contract charge 1.90% Class B (c)       $  6.19
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.25
         Highest contract charge 1.90% Class B (c)       $  5.88
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  5.60
         Highest contract charges 1.90% Class B (c)      $  5.34
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.47
         Highest contract charges 1.90% Class B (c)      $  4.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.45
         Highest contract charges 1.90% Class B (c)      $  6.33
         All contract charges                                 --
EQ/JPMorgan Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.95
         Highest contract charge 1.90% Class B (c)       $ 13.35
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.70
         Highest contract charge 1.90% Class B (c)       $ 13.31
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.19
         Highest contract charges 1.90% Class B (c)      $ 13.04
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 13.80
         Highest contract charges 1.90% Class B (c)      $ 12.85
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.65
         Highest contract charges 1.90% Class B (c)      $ 11.96
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
  2005
                    --                --           --            5.64%
                    --                --           --            4.65%
                 2,307        $   24,225         5.91%             --
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------
  2005
                    --                --           --            3.80%
                    --                --           --            2.34%
                 5,611        $  129,461        10.84%             --
  2004              --                --           --           13.51%
                    --                --           --           13.22%
                   797        $   17,882         8.20%             --
EQ/International Growth
-------------------------------------------------------------------------
  2005
                    --                --           --           15.64%
                    --                --           --           14.56%
                 1,394        $   16,015         2.07%             --
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.75%
                    --                --           --            5.25%
                31,429        $  227,980           --              --
  2004              --                --           --           11.59%
                    --                --           --           10.02%
                30,303        $  194,427         0.26%             --
  2003              --                --           --           25.28%
                    --                --           --           23.33%
                28,669        $  156,361           --              --
  2002              --                --           --          (30.70)%
                    --                --           --          (31.60)%
                19,297        $   84,342           --              --
  2001              --                --           --          (23.40)%
                    --                --           --           10.07%
                12,636        $   80,396         0.01%             --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
  2005
                    --                --           --            1.71%
                    --                --           --            0.28%
                93,448        $1,190,350         3.56%             --
  2004              --                --           --            3.58%
                    --                --           --            2.12%
                80,724        $1,064,120         4.41%
  2003              --                --           --            2.84%
                    --                --           --            1.48%
                72,059        $  963,308         3.72%             --
  2002              --                --           --            9.09%
                    --                --           --            7.44%
                51,512        $  676,993         5.39%             --
  2001              --                --           --            7.39%
                    --                --           --          ( 0.84)%
                34,831        $  423,723         5.43%             --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.58
         Highest contract charge 1.90% Class B (c)       $ 12.89
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.10
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.78
         Highest contract charges 1.90% Class B (c)      $ 11.62
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.13
         Highest contract charges 1.90% Class B (c)      $  9.34
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.57
         Highest contract charges 1.90% Class B (c)      $ 11.77
         All contract charges                                 --
EQ/Lazard Small Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.39
         Highest contract charge 1.90% Class B (c)       $ 16.42
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.65
         Highest contract charge 1.90% Class B (c)       $ 15.99
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 15.15
         Highest contract charges 1.90% Class B (c)      $ 13.92
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.08
         Highest contract charges 1.90% Class B (c)      $ 10.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.93
         Highest contract charges 1.90% Class B (c)      $ 12.22
         All contract charges                                 --
EQ/Legg Mason Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.66
         Highest contract charge 1.90% Class B (q)       $ 10.63
         All contract charges                                 --
EQ/Long Term Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.06
         Highest contract charge 1.90% Class B (p)       $  9.96
         All contract charges                                 --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.66
         Highest contract charge 1.90% Class B (p)       $ 10.56
         All contract charges                                 --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.62
         Highest contract charge 1.90% Class B (p)       $ 10.52
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
  2005
                    --               --            --            3.41%
                    --               --            --            1.95%
                35,102         $468,128          1.50%             --
  2004              --               --            --           10.33%
                    --               --            --            8.78%
                38,178         $499,166          1.28%             --
  2003              --               --            --           26.16%
                    --               --            --           24.41%
                39,281         $471,766          1.42%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.65)%
                36,586         $351,427          1.36%             --
  2001              --               --            --          ( 7.30)%
                    --               --            --            5.36%
                36,246         $436,613          0.96%             --
EQ/Lazard Small Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            4.16%
                    --               --            --            2.70%
                56,358         $874,837          9.24%             --
  2004              --               --            --           16.52%
                    --               --            --           14.88%
                52,025         $811,982         11.71%
  2003              --               --            --           36.75%
                    --               --            --           34.75%
                38,520         $549,902          1.38%             --
  2002              --               --            --          (14.31)%
                    --               --            --          (15.47)%
                22,123         $233,903          0.79%             --
  2001              --               --            --           17.12%
                    --               --            --           17.57%
                13,643         $169,843          4.42%             --
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            6.62%
                    --               --            --            6.26%
                 2,464         $ 26,219          0.13%             --
EQ/Long Term Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            0.56%
                    --               --            --          ( 0.38)%
                 4,300         $ 42,957          6.93%             --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------
  2005
                    --               --            --            6.59%
                    --               --            --            5.59%
                 3,072         $ 35,532          1.42%             --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------
  2005
                    --               --            --            6.21%
                    --               --            --            5.22%
                 2,022         $ 21,339          0.84%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 11.21
         Highest contract charge 1.90% Class B (p)       $ 11.11
         All contract charges                                 --
EQ/Marsico Focus
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $ 15.82
         Highest contract charge 1.90% Class B (c)       $ 14.88
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (b)        $ 14.36
         Highest contract charge 1.90% Class B (c)       $ 13.70
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (b)       $ 13.06
         Highest contract charges 1.90% Class B (c)      $ 12.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (b)       $ 10.01
         Highest contract charges 1.90% Class B (c)      $  9.82
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B (b)       $ 11.37
         Highest contract charges 1.90% Class B (c)      $ 11.32
         All contract charges                                 --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)        $ 21.84
         Highest contract charge 1.90% Class B (c)       $ 19.32
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (e)        $ 21.32
         Highest contract charge 1.90% Class B (c)       $ 19.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (e)       $ 19.38
         Highest contract charges 1.90% Class B (c)      $ 17.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (e)       $ 14.84
         Highest contract charges 1.90% Class B (c)      $ 13.70
         All contract charges                                 --
  2001   Lowest contract charges 0.95% Class B           $ 17.53
         Highest contract charges 1.90% Class B (c)      $ 16.76
         All contract charges                                 --
EQ/Mercury International Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 19.90
         Highest contract charge 1.90% Class B (c)       $ 17.60
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 18.04
         Highest contract charge 1.90% Class B (c)       $ 16.18
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.90
         Highest contract charges 1.90% Class B (c)      $ 13.56
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.70
         Highest contract charges 1.90% Class B (c)      $ 10.80
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --                --           --           12.11%
                    --                --           --           11.07%
                 9,142        $  101,817         1.70%             --
EQ/Marsico Focus
-------------------------------------------------------------------------
  2005
                    --                --           --           10.15%
                    --                --           --            8.61%
                91,026        $1,281,504         2.74%             --
  2004              --                --           --            9.96%
                    --                --           --            8.41%
                69,842        $  931,060           --              --
  2003              --                --           --           30.45%
                    --                --           --           28.62%
                50,777        $  646,010           --              --
  2002              --                --           --          (11.96)%
                    --                --           --          (13.25)%
                11,834        $  116,998         0.04%             --
  2001              --                --           --           13.36%
                    --                --           --            6.88%
                   328        $    3,718           --              --
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            2.44%
                    --                --           --            1.00%
                43,949        $  723,084         5.63%             --
  2004              --                --           --           10.02%
                    --                --           --            8.47%
                40,543        $  701,451         5.74%
  2003              --                --           --           30.58%
                    --                --           --           28.69%
                25,890        $  466,739         0.68%             --
  2002              --                --           --          (17.09)%
                    --                --           --          (18.26)%
                13,004        $  183,216         1.18%             --
  2001              --                --           --            4.53%
                    --                --           --           14.66%
                 8,262        $  141,613         3.46%             --
EQ/Mercury International Value
-------------------------------------------------------------------------
  2005
                    --                --           --           10.28%
                    --                --           --            8.74%
                44,488        $  754,971         1.84%             --
  2004              --                --           --           21.04%
                    --                --           --           19.33%
                34,210        $  557,170         1.66%
  2003              --                --           --           27.35%
                    --                --           --           25.56%
                29,705        $  415,925         2.52%             --
  2002              --                --           --          (17.02)%
                    --                --           --          (18.18)%
                23,303        $  258,604         0.64%             --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------
  2001   Lowest contract charges 0.50% Class B           $ 14.10
         Highest contract charges 1.90% Class B (c)      $ 13.20
         All contract charges                                 --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 15.29
         Highest contract charge 1.90% Class B (c)       $ 13.52
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.09
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.58
         Highest contract charges 1.90% Class B (c)      $ 11.44
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.77
         Highest contract charges 1.90% Class B (c)      $  9.02
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.96
         Highest contract charges 1.90% Class B (c)      $ 14.00
         All contract charges                                 --
EQ/MFS Investors Trust
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 10.08
         Highest contract charge 1.90% Class B (c)       $  9.13
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  9.45
         Highest contract charge 1.90% Class B (c)       $  8.68
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  8.53
         Highest contract charges 1.90% Class B (c)      $  7.94
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.02
         Highest contract charges 1.90% Class B (c)      $  6.64
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  8.94
         Highest contract charges 1.90% Class B (c)      $  8.56
         All contract charges                                 --
EQ/Money Market
--------------------------------------------------------------------
  2005   Unit Value 0.00% to 1.90%
         Lowest contract charge 0.00% Class B            $ 39.77
         Highest contract charge 1.90% Class B (c)       $ 24.88
         All contract charges                                 --
  2004   Lowest contract charge 0.00% Class B            $ 38.75
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2003   Lowest contract charges 0.00% Class B           $ 38.46
         Highest contract charges 1.90% Class B (c)      $ 25.00
         All contract charges                                 --
  2002   Lowest contract charges 0.00% Class B           $ 38.24
         Highest contract charges 1.90% Class B (c)      $ 25.34
         All contract charges                                 --
  2001   Lowest contract charges 0.00% Class B           $ 37.77
         Highest contract charges 1.90% Class B (c)      $ 25.51
         All contract charges                                 --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------------
  2001              --               --            --           (21.93)%
                    --               --            --             4.31%
                21,672         $292,625          0.66%              --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------
  2005
                    --               --            --             8.48%
                    --               --            --             6.96%
                19,808         $272,973            --               --
  2004              --               --            --            12.06%
                    --               --            --            10.48%
                20,997         $272,395            --
  2003              --               --            --            28.76%
                    --               --            --            26.84%
                21,351         $252,025            --               --
  2002              --               --            --           (34.70)%
                    --               --            --           (35.57)%
                20,399         $188,909            --               --
  2001              --               --            --            34.36%
                    --               --            --            14.88%
                23,969         $342,882          0.02%              --
EQ/MFS Investors Trust
--------------------------------------------------------------------------
  2005
                    --               --            --             6.66%
                    --               --            --             5.16%
                30,163         $294,159          0.49%              --
  2004              --               --            --            10.84%
                    --               --            --             9.28%
                32,507         $295,494          0.58%
  2003              --               --            --            21.51%
                    --               --            --            19.58%
                32,811         $266,998          0.69%              --
  2002              --               --            --           (21.48)%
                    --               --            --           (22.43)%
                25,059         $169,062          0.55%              --
  2001              --               --            --           (16.37)%
                    --               --            --             5.14%
                24,165         $209,512          0.44%              --
EQ/Money Market
--------------------------------------------------------------------------
  2005
                    --               --            --             2.62%
                    --               --            --             0.68%
                24,414         $483,274          2.57%              --
  2004              --               --            --             0.78%
                    --               --            --           ( 1.14)%
                22,453         $474,277          0.74%              --
  2003              --               --            --             0.56%
                    --               --            --           ( 1.35)%
                22,249         $587,929          0.52%              --
  2002              --               --            --             1.24%
                    --               --            --           ( 0.67)%
                26,987         $751,628          3.15%              --
  2001              --               --            --             3.56%
                    --               --            --             0.00%
                24,948         $690,107          3.76%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  4.90
         Highest contract charge 1.90% Class B (k)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  4.67
         Highest contract charge 1.90% Class B (k)      $  4.28
         All contract charges                                --
EQ/PIMCO Real Return
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $  9.99
         Highest contract charge 1.90% Class B (p)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $ 10.04
         Highest contract charge 1.90% Class B (p)      $  9.94
         All contract charges                                --
EQ/Small Company Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B (c)      $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B (c)     $ 11.95
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  8.97
         Highest contract charges 1.90% Class B (c)     $  8.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.40
         Highest contract charges 1.90% Class B (c)     $ 10.77
         All contract charges                                --
EQ/TCW Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $ 20.25
         Highest contract charge 1.90% Class B (k)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (k)       $ 19.57
         Highest contract charge 1.90% Class B (k)      $ 15.50
         All contract charges                                --
EQ/UBS Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  5.90
         Highest contract charge 1.90% Class B (k)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  5.44
         Highest contract charge 1.90% Class B (k)      $  4.99
         All contract charges                                --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%
EQ/PIMCO Real Return
------------------------------------------------------------------------
  2005
                    --               --            --         ( 0.09)%
                    --               --            --         ( 1.02)%
                15,284         $151,723          5.48%            --
EQ/Short Duration Bond
------------------------------------------------------------------------
  2005
                    --               --            --           0.36%
                    --               --            --         ( 0.58)%
                 1,852         $ 18,465          2.64%            --
EQ/Small Company Index
------------------------------------------------------------------------
  2005
                    --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          5.86%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          4.24%            --
  2003              --               --            --          45.15%
                    --               --            --          43.11%
                19,516         $239,728          0.37%            --
  2002              --               --            --         (21.32)%
                    --               --            --         (22.47)%
                 8,384         $ 71,737          0.61%            --
  2001              --               --            --           1.60%
                    --               --            --          18.29%
                 5,542         $ 60,777          0.58%            --
EQ/TCW Equity
------------------------------------------------------------------------
  2005
                    --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/UBS Growth and Income
------------------------------------------------------------------------
  2005
                    --               --            --           8.46%
                    --               --            --           6.94%
                 6,468         $ 35,639          1.24%            --
  2004              --               --            --          11.67%
                    --               --            --          11.38%
                   449         $  2,306          3.51%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.49
         Highest contract charge 1.90% Class B (p)       $ 10.39
         All contract charges                                 --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.98
         Highest contract charge 1.90% Class B (c)       $ 13.30
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.34
         Highest contract charge 1.90% Class B (c)       $ 10.21
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  9.21
         Highest contract charges 1.90% Class B (c)      $  8.42
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  5.94
         Highest contract charges 1.90% Class B (c)      $  5.50
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.34
         Highest contract charges 1.90% Class B (c)      $  5.96
         All contract charges                                 --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 12.44
         Highest contract charge 1.90% Class B (p)       $ 12.33
         All contract charges                                 --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------
  2005   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (k)        $ 11.97
         Highest contract charge 1.70% Class B (k)       $ 11.86
         All contract charges                                 --
  2004   Lowest contract charge 1.25% Class B (k)        $ 11.37
         Highest contract charge 1.70% Class B (k)       $ 11.36
         All contract charges                                 --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 10.79
         Highest contract charge 1.70% Class B (l)       $ 10.94
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 10.16
         Highest contract charge 1.70% Class B (l)       $ 10.35
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.17
         Highest contract charge 1.70% Class B (l)       $ 10.16
         All contract charges                                 --
U.S. Real Estate -- Class II
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 14.69
         Highest contract charge 1.70% Class B (l)       $ 16.87
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 12.73
         Highest contract charge 1.70% Class B (l)       $ 14.70
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.90%
                 9,231         $ 96,174          2.07%            --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------
  2005
                    --               --            --          32.12%
                    --               --            --          30.27%
                38,941         $606,208          5.09%            --
  2004              --               --            --          23.06%
                    --               --            --          21.33%
                26,330         $296,336          0.74%            --
  2003              --               --            --          55.05%
                    --               --            --          53.09%
                18,796         $164,082          1.03%            --
  2002              --               --            --          (6.31)%
                    --               --            --          (7.72)%
                10,375         $ 58,530            --             --
  2001              --               --            --          (5.65)%
                    --               --            --          27.64%
                 9,079         $ 55,188            --             --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          24.44%
                    --               --            --          23.28%
                 3,164         $ 39,124            --             --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------
  2005
                    --               --            --           5.25%
                    --               --            --           4.37%
                   782         $  9,257            --             --
  2004              --               --            --          14.31%
                    --               --            --          14.22%
                    24         $    282            --             --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.22%
                    --               --            --           5.69%
                11,318         $123,394          9.36%            --
  2004              --               --            --           1.27%
                    --               --            --           1.87%
                 3,869         $ 39,780            --
  2003              --               --            --           1.72%
                    --               --            --           1.60%
                    95         $    966            --             --
U.S. Real Estate -- Class II
------------------------------------------------------------------------
  2005
                    --               --            --          15.35%
                    --               --            --          14.77%
                16,427         $269,893          3.73%            --
  2004              --               --            --          12.47%
                    --               --            --          33.76%
                 9,422         $131,961          2.39%            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

        (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                                           Units          Net Assets     Investment         Total
                                                      Units Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
U.S. Real Estate -- Class II (Continued)
----------------------------------------
     2003 Lowest contract charges 1.25% Class B (l)     $ 11.00             --                 --             --          10.00%
          Highest contract charges 1.70% Class B (l)    $ 10.99             --                 --             --           9.90%
          All contract charges                               --            188             $2,058             --             --


(a) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(b) Units were made available for sale on September 4, 2001.
(c) Units were made available for sale on October 8, 2001.
(d) Units were made available on January 14, 2002.
(e) Units were made available for sale on April 1, 2002.
(f) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) Units were made available for sale on February 13, 2004.
(j) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(k) Units were made available for sale on October 25, 2004.
(l) Units were made available on September 22, 2003.
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(p) Units were made available for sale on May 9, 2005.
(q) Units were made available for sale on October 17, 2005.
(r) Units were made available for sale on August 5, 2002.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-78

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

                                  PART C

                            OTHER INFORMATION


Item 24.   Financial Statements and Exhibits.

           (a) Financial Statements included in Part B.

            1. Separate Account No. 49

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2005;
                - Statements of Operations for the Year Ended December 31, 2005;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2005 and 2004; and
                - Notes to Financial Statements.

            2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2005 and 2004;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2005, 2004 and 2003;
                - Consolidated Statements of Equity for Years Ended
                  December 31, 2005, 2004 and 2003;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2005 and 2004 and 2003; and
                - Notes to Consolidated Financial Statements.

            3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Consolidated Statements of Financial Condition as of December
                  31, 2005 and 2004;

                - Consolidated Statements of Income for the Years Ended December
                  31, 2005, 2004 and 2003;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005, 2004 and 2003;

                - Notes to Consolidated Financial Statements;

                - Report on Management's Assessment of the Effectiveness of
                  Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

            4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Statements of Financial Condition as of December 31, 2005 and
                  2004;

                - Statements of Income for the Years Ended December 31, 2005,
                  2004 and 2003;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Years Ended December 31, 2005, 2004 and 2003;

                - Statements of Cash Flows for the Years Ended December 31,
                  2005, 2004 and 2003;

                - Notes to Financial Statements.

                - Report on Management's Assessment of the Effectiveness of
                  Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

           (b) Exhibits.

           The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            1. Resolutions of the Board of Directors of The Equitable Life
               Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

            2. Not applicable.

            3. (a) Distribution and Servicing Agreement among AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.)), The Equitable Life Assurance Society of the United States and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6 (File No. 333-17663), filed on December 11, 1996.

               (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593) on May 1, 1998.

               (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                    Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

               (d) Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to exhibit 3(d) to the Registration Statement on Form N-4 (File No. 333-31131) filed on April 25, 2001.

               (e) General Agent Sales Agreement dated as of January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (f) First Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File
                    No. 2-30070, filed April 19, 2004.

               (g) Second Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (j) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to this Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

               (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to this Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

               (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            4. (a) Form of flexible premium deferred variable annuity certificate no. 2005IML-B incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (b) Form of data page no. 2005IML DP incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (c) Form of endorsement applicable to Non-Qualified contracts no. E-2005IML-NQ incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (d) Form of endorsement applicable to ROTH IRA contracts no. E-2005IML-ROTH incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (e) Form of endorsement applicable to Qualified Plan Defined Contribution contracts no. E-2005IML-QP incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (f) Form of endorsement applicable to IRA contracts no. E-2005IML-IRA incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (g) Form of endorsement applicable to TSA contracts no. E-2005IML-TSA incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (h)  Revisions to 2005IML-I, 2005IML, and 2005IML DP.

            5. (a) Form of enrollment form under Group Annuity Contract and Application for Individual Contract no. 2005 App 01 IML, for use by AXA Advisors, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (b) Form of enrollment form under Group Annuity Contract and Application for Individual Contract no. 2005 App 02 IML, for use by AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

            6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 (File No.333-05593), filed March 6, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 (File
                    No.333-05593), filed March 6, 1997.

               (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

               (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            7. Form of Reinsurance Agreement between Reinsurance Company and
               The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

            8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated herein by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-60730) filed on December 4, 2001.

               (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                    filed on January 15, 2004.

            9. (a) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered.

        10. (a)(i)  Consent of PricewaterhouseCoopers LLP.

            (a)(ii) Consent of KPMG LLP.

               (b)  Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(f) to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

               (c)  Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

               (d) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-127445) filed on November 16, 2005.

               (e)  Powers of Attorney.

           11.      Not applicable.

           12.      Not applicable.

           13.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
------------------                          -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President
                                            Chief Executive Officer,
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

*Andrew McMahon                             Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27.   Number of Contractowners

           As of February 28, 2006, there are 47 holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28.   Indemnification

           (a) Indemnification of Officers and Directors

           The by-laws of the Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

           The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters

           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

           (c) Undertaking

           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records

           The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.   Management Services

           Not applicable.


Item 32.   Undertakings

           Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

     The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.

                                    SEPARATE ACCOUNT No. 49 OF
                                    AXA EQUITABLE LIFE INSURANCE COMPANY
                                                (Registrant)

                                    By: AXA Equitable Life Insurance Company
                                                 (Depositor)

                                    By: /s/ Dodie Kent
                                        ----------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company

                                  SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson     Scott D. Miller
Christopher M. Condron      James F. Higgins             Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain             Peter J. Tobin
Denis Duverne               Christina Johnson            Stanley B. Tulin




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2006

                                 Exhibit Index

Exhibit
No.        Description                                               Tag Name
-------    -----------                                               --------
4.(h)      Revisions to 2005IML-I, 2005IML, and 2005 IML DP.         EX-99.4h

9.(b)      Opinion and Consent of Counsel                            EX-99.9b

10.(a)(i)  Consent of PricewaterhouseCoopers LLP                     EX-99.10ai

10.(a)(ii) Consent of KPMG LLP                                       EX-99.10aii

10.(i)     Powers of Attorney                                        EX-99.10i